UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Diversified REITs 2.9%
American Assets Trust, Inc.	241,078	9,488,830
Forest City Realty Trust, Inc., Class A	1,564,276	37,464,410
Liberty Property Trust	863,775	38,766,222
PS Business Parks, Inc.	115,866	15,359,197
Washington Real Estate Investment Trust	453,438	14,655,116
		115,733,775

Health Care REITs 10.8%
HCP, Inc.	2,746,097	72,606,805
Healthcare Realty Trust, Inc.	727,631	23,844,468
LTC Properties, Inc.	233,149	10,687,550
Quality Care Properties, Inc. *	510,400	7,497,776
Senior Housing Properties Trust	1,404,554	26,897,209
Universal Health Realty Income Trust	72,942	5,460,438
Ventas, Inc.	2,092,071	133,913,465
Welltower, Inc.	2,166,638	146,161,399
		427,069,110

Hotel & Resort REITs 8.1%
Apple Hospitality REIT, Inc.	1,227,738	23,916,336
Ashford Hospitality Prime, Inc.	161,561	1,487,977
Ashford Hospitality Trust, Inc.	516,375	3,361,601
Chesapeake Lodging Trust	357,480	10,309,723
DiamondRock Hospitality Co.	1,185,582	13,266,663
Hersha Hospitality Trust	214,755	3,768,950
Hospitality Properties Trust	970,601	29,108,324
Host Hotels & Resorts, Inc.	4,350,736	86,101,066
LaSalle Hotel Properties	666,265	18,948,577
Park Hotels & Resorts, Inc.	835,611	24,399,841
Pebblebrook Hotel Trust	409,903	15,768,968
RLJ Lodging Trust	1,016,116	22,029,395
Ryman Hospitality Properties, Inc.	300,102	20,851,087
Summit Hotel Properties, Inc.	620,601	9,377,281
Sunstone Hotel Investors, Inc.	1,324,136	22,126,313
Xenia Hotels & Resorts, Inc.	629,605	13,845,014
		318,667,116

Industrial REITs 9.0%
DCT Industrial Trust, Inc.	542,483	32,624,928
Duke Realty Corp.	2,086,085	58,681,571
EastGroup Properties, Inc.	200,603	18,872,730
First Industrial Realty Trust, Inc.	704,341	22,926,299
Prologis, Inc.	3,119,266	206,588,987
Rexford Industrial Realty, Inc.	455,064	14,275,358
		353,969,873

Security	Number of Shares	Value ($)
Office REITs 16.4%
Alexandria Real Estate Equities, Inc.	548,785	69,728,622
Boston Properties, Inc.	907,102	113,732,449
Brandywine Realty Trust	1,032,103	17,783,135
Columbia Property Trust, Inc.	699,470	15,926,932
Corporate Office Properties Trust	585,786	17,772,747
Cousins Properties, Inc.	2,469,117	22,147,979
Douglas Emmett, Inc.	897,441	36,175,847
Easterly Government Properties, Inc.	251,735	5,334,264
Equity Commonwealth *	729,517	21,929,281
Franklin Street Properties Corp.	600,962	6,544,476
Highwoods Properties, Inc.	606,892	30,824,045
Hudson Pacific Properties, Inc.	911,052	32,460,783
JBG SMITH Properties	546,009	18,187,560
Kilroy Realty Corp.	579,805	43,705,701
Mack-Cali Realty Corp.	527,780	11,679,771
NorthStar Realty Europe Corp.	316,201	4,588,076
Paramount Group, Inc.	1,177,481	19,039,868
Piedmont Office Realty Trust, Inc., Class A	856,152	17,071,671
SL Green Realty Corp.	580,548	59,349,422
Tier REIT, Inc.	288,522	5,779,096
Vornado Realty Trust	1,015,589	78,830,018
		648,591,743

Residential REITs 20.9%
American Campus Communities, Inc.	805,045	34,117,807
American Homes 4 Rent, Class A	1,473,828	31,657,825
Apartment Investment & Management Co., Class A	920,840	40,599,836
AvalonBay Communities, Inc.	809,801	146,841,215
Camden Property Trust	541,889	49,463,628
Education Realty Trust, Inc.	434,649	15,895,114
Equity LifeStyle Properties, Inc.	510,061	46,063,609
Equity Residential	2,157,050	144,134,081
Essex Property Trust, Inc.	386,984	95,581,178
Independence Realty Trust, Inc.	493,812	5,101,078
Invitation Homes, Inc.	1,669,059	39,306,339
Mid-America Apartment Communities, Inc.	666,097	68,234,977
NexPoint Residential Trust, Inc.	111,555	3,139,158
Sun Communities, Inc.	463,067	43,093,015
UDR, Inc.	1,568,878	61,703,972
		824,932,832

Retail REITs 20.1%
Acadia Realty Trust	500,361	14,025,119
Brixmor Property Group, Inc.	1,769,857	31,981,316
CBL & Associates Properties, Inc.	963,395	5,423,914
Cedar Realty Trust, Inc.	513,804	3,067,410
DDR Corp.	1,750,546	13,356,666
Federal Realty Investment Trust	425,154	56,209,610
GGP, Inc.	3,659,485	85,997,898
Kimco Realty Corp.	2,480,346	45,936,008
Kite Realty Group Trust	460,500	8,855,415
Pennsylvania Real Estate Investment Trust	379,869	4,212,747
Ramco-Gershenson Properties Trust	478,589	6,896,467

1

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regency Centers Corp.	874,279	59,284,859
Retail Opportunity Investments Corp.	663,985	12,994,186
Retail Properties of America, Inc., Class A	1,377,902	17,995,400
Saul Centers, Inc.	72,629	4,687,476
Seritage Growth Properties, Class A (a)	147,891	6,019,164
Simon Property Group, Inc.	1,823,671	294,978,784
Tanger Factory Outlet Centers, Inc.	546,643	13,687,941
Taubman Centers, Inc.	350,997	20,600,014
The Macerich Co.	634,329	41,072,803
Urban Edge Properties	633,911	16,196,426
Washington Prime Group, Inc.	1,087,786	7,734,158
Weingarten Realty Investors	701,863	23,126,386
		794,340,167

Specialized REITs 11.5%
CubeSmart	1,059,742	30,245,037
Digital Realty Trust, Inc.	1,201,594	140,226,020
Extra Space Storage, Inc.	740,859	63,239,724
Life Storage, Inc.	275,408	24,734,392
National Storage Affiliates Trust	253,148	6,743,863
Public Storage	878,641	187,255,970
		452,445,006
Total Common Stock
(Cost $3,724,370,362)		3,935,749,622

Other Investment Companies 0.3% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (b)	5,914,789	5,914,789

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 1.00% (b)	4,561,158	4,561,158
Total Other Investment Companies
(Cost $10,475,947)		10,475,947

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	57	7,546,515	182,252
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,419,979.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,935,749,622	$—	$—	$3,935,749,622
Other Investment Companies[1]	10,475,947	—	—	10,475,947
Futures Contracts[2]	182,252	—	—	182,252
Total	$3,946,407,821	$—	$—	$3,946,407,821
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
3

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG66362NOV17
4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.6%
Adient plc	2,425	189,781
American Axle & Manufacturing Holdings, Inc. *	694	12,457
BorgWarner, Inc.	3,996	222,497
Cooper Tire & Rubber Co.	966	35,501
Cooper-Standard Holding, Inc. *	218	27,483
Dana, Inc.	3,544	117,094
Delphi Automotive plc	3,189	333,793
Dorman Products, Inc. *	250	17,078
Ford Motor Co.	97,220	1,217,194
General Motors Co.	34,017	1,465,793
Gentex Corp.	2,528	51,773
Harley-Davidson, Inc.	2,821	141,614
LCI Industries	316	41,364
Lear Corp.	1,327	240,041
Modine Manufacturing Co. *	780	17,862
Standard Motor Products, Inc.	474	21,430
Tenneco, Inc.	878	52,162
The Goodyear Tire & Rubber Co.	4,589	148,546
Thor Industries, Inc.	659	101,189
Visteon Corp. *	947	124,710
		4,579,362

Banks 5.1%
Associated Banc-Corp.	1,518	38,709
BancorpSouth Bank	428	14,231
Bank of America Corp.	55,598	1,566,196
Bank of Hawaii Corp.	632	53,644
BankUnited, Inc.	476	17,721
BB&T Corp.	7,030	347,423
BOK Financial Corp.	158	14,062
Capitol Federal Financial, Inc.	2,922	41,083
Cathay General Bancorp	171	7,420
CIT Group, Inc.	3,061	152,560
Citigroup, Inc.	28,251	2,132,951
Citizens Financial Group, Inc.	3,987	162,271
Comerica, Inc.	1,148	95,640
Commerce Bancshares, Inc.	752	42,567
Community Bank System, Inc.	158	8,750
Cullen/Frost Bankers, Inc.	554	54,519
CVB Financial Corp.	790	19,426
East West Bancorp, Inc.	632	38,893
F.N.B. Corp.	1,000	14,190
Fifth Third Bancorp	9,272	282,889
First Citizens BancShares, Inc., Class A	35	14,927
First Financial Bancorp	801	22,708
First Financial Bankshares, Inc.	409	19,407
First Horizon National Corp.	3,002	58,209
First Republic Bank	635	60,668
Fulton Financial Corp.	1,896	36,024
Glacier Bancorp, Inc.	476	19,064
Great Western Bancorp, Inc.	417	17,230
Security	Number of Shares	Value ($)
Hancock Holding Co.	416	21,362
Huntington Bancshares, Inc.	9,697	139,637
IBERIABANK Corp.	158	12,285
International Bancshares Corp.	632	26,070
JPMorgan Chase & Co.	32,453	3,391,988
KeyCorp	8,841	167,802
M&T Bank Corp.	871	147,155
MB Financial, Inc.	474	22,065
NBT Bancorp, Inc.	316	12,273
New York Community Bancorp, Inc.	6,913	92,219
Northwest Bancshares, Inc.	1,844	31,219
Ocwen Financial Corp. *	4,808	15,338
Old National Bancorp	632	11,534
PacWest Bancorp	251	11,963
People's United Financial, Inc.	3,160	60,103
PHH Corp. *	5,476	62,207
Popular, Inc.	1,488	52,616
Prosperity Bancshares, Inc.	228	15,969
Regions Financial Corp.	10,421	172,884
Signature Bank *	93	12,767
SunTrust Banks, Inc.	4,777	294,407
SVB Financial Group *	158	35,967
Synovus Financial Corp.	634	31,465
TCF Financial Corp.	2,212	44,926
Texas Capital Bancshares, Inc. *	100	9,035
The PNC Financial Services Group, Inc.	3,950	555,212
Trustmark Corp.	632	21,450
U.S. Bancorp	14,258	786,329
UMB Financial Corp.	223	16,761
Umpqua Holdings Corp.	1,186	26,222
United Bankshares, Inc.	251	9,425
Valley National Bancorp	2,212	26,323
Washington Federal, Inc.	948	32,990
Webster Financial Corp.	632	36,258
Wells Fargo & Co.	47,369	2,674,927
Westamerica Bancorp	267	16,509
Wintrust Financial Corp.	158	13,248
Zions Bancorp	978	48,460
		14,512,752

Capital Goods 8.6%
3M Co.	5,931	1,442,063
A.O. Smith Corp.	948	60,122
AAR Corp.	948	39,418
Actuant Corp., Class A	2,165	57,156
Acuity Brands, Inc.	161	27,599
AECOM *	2,876	107,850
AGCO Corp.	2,054	145,382
Air Lease Corp.	659	28,535
Aircastle Ltd.	820	20,090
Albany International Corp., Class A	474	30,668
Allegion plc	545	45,856
Allison Transmission Holdings, Inc.	1,247	51,177
AMETEK, Inc.	1,770	128,661
Apogee Enterprises, Inc.	187	9,356
Applied Industrial Technologies, Inc.	950	60,752

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Arconic, Inc.	6,403	157,578
Armstrong World Industries, Inc. *	1,456	87,287
Astec Industries, Inc.	316	17,497
Barnes Group, Inc.	632	41,883
Beacon Roofing Supply, Inc. *	474	30,374
Briggs & Stratton Corp.	1,106	27,539
BWX Technologies, Inc.	718	44,839
Carlisle Cos., Inc.	632	72,661
Caterpillar, Inc.	9,718	1,371,696
Chart Industries, Inc. *	370	18,012
Chicago Bridge & Iron Co. N.V. (b)	4,186	68,316
Colfax Corp. *	790	29,435
Comfort Systems USA, Inc.	731	31,396
Crane Co.	474	40,465
Cubic Corp.	393	24,346
Cummins, Inc.	2,652	443,945
Curtiss-Wright Corp.	632	78,494
Deere & Co.	6,523	977,537
Donaldson Co., Inc.	1,506	75,149
Dover Corp.	2,710	264,794
Dycom Industries, Inc. *	348	37,365
Eaton Corp. plc	5,625	437,512
EMCOR Group, Inc.	1,264	102,093
Emerson Electric Co.	11,778	763,450
Encore Wire Corp.	474	22,088
EnerSys	474	32,749
EnPro Industries, Inc.	158	13,646
ESCO Technologies, Inc.	480	31,368
Esterline Technologies Corp. *	316	22,389
Fastenal Co.	2,611	136,790
Federal Signal Corp.	700	15,050
Flowserve Corp.	2,561	109,047
Fluor Corp.	7,286	352,715
Fortive Corp.	1,630	121,679
Fortune Brands Home & Security, Inc.	994	68,009
GATX Corp.	790	49,888
Generac Holdings, Inc. *	856	42,090
General Cable Corp.	3,195	68,692
General Dynamics Corp.	2,944	609,879
General Electric Co.	101,901	1,863,769
Graco, Inc.	474	62,374
Granite Construction, Inc.	948	62,919
Griffon Corp.	1,047	24,447
H&E Equipment Services, Inc.	638	23,727
Harsco Corp. *	2,622	47,327
HD Supply Holdings, Inc. *	756	27,957
Herc Holdings, Inc. *	741	43,852
Hexcel Corp.	474	29,388
Hillenbrand, Inc.	632	28,788
Honeywell International, Inc.	6,169	962,117
Hubbell, Inc.	670	84,279
Huntington Ingalls Industries, Inc.	381	92,076
Hyster-Yale Materials Handling, Inc.	251	21,292
IDEX Corp.	474	64,260
Illinois Tool Works, Inc.	4,300	727,775
Ingersoll-Rand plc	2,889	253,134
ITT, Inc.	400	21,680
Jacobs Engineering Group, Inc.	2,773	181,992
Johnson Controls International plc	10,329	388,784
Kaman Corp.	316	18,853
KBR, Inc.	5,177	97,069
Kennametal, Inc.	1,833	85,454
KLX, Inc. *	850	47,693
Lennox International, Inc.	365	76,555
Lincoln Electric Holdings, Inc.	790	72,001
Lindsay Corp.	77	7,225
Lockheed Martin Corp.	2,338	746,103
Masco Corp.	1,586	68,055
Masonite International Corp. *	158	11,637
Security	Number of Shares	Value ($)
MasTec, Inc. *	1,051	47,137
Moog, Inc., Class A *	474	39,868
MRC Global, Inc. *	3,096	48,638
MSC Industrial Direct Co., Inc., Class A	493	44,405
Mueller Industries, Inc.	1,499	54,564
Nordson Corp.	316	40,562
Northrop Grumman Corp.	2,410	740,834
NOW, Inc. *	3,562	36,760
Orbital ATK, Inc.	352	46,443
Oshkosh Corp.	1,979	178,189
Owens Corning	1,916	169,279
PACCAR, Inc.	4,640	326,331
Parker-Hannifin Corp.	1,842	345,357
Pentair plc	1,836	130,650
Primoris Services Corp.	668	18,697
Quanex Building Products Corp.	632	13,841
Quanta Services, Inc. *	3,951	149,743
Raven Industries, Inc.	895	34,189
Raytheon Co.	3,433	656,218
RBC Bearings, Inc. *	109	14,546
Regal Beloit Corp.	889	68,409
Rexnord Corp. *	565	14,080
Rockwell Automation, Inc.	1,176	227,062
Rockwell Collins, Inc.	1,526	201,905
Roper Technologies, Inc.	474	126,658
Rush Enterprises, Inc., Class A *	632	30,785
Sensata Technologies Holding N.V. *	600	29,970
Simpson Manufacturing Co., Inc.	474	28,426
Snap-on, Inc.	474	80,310
Spirit AeroSystems Holdings, Inc., Class A	1,195	100,679
SPX Corp. *	1,092	34,824
SPX FLOW, Inc. *	821	36,756
Standex International Corp.	92	9,844
Stanley Black & Decker, Inc.	1,538	260,891
Teledyne Technologies, Inc. *	316	58,852
Terex Corp.	2,094	97,915
Textainer Group Holdings Ltd. *	1,705	39,130
Textron, Inc.	3,273	182,339
The Boeing Co.	5,266	1,457,629
The Greenbrier Cos., Inc.	280	14,000
The Middleby Corp. *	167	21,296
The Timken Co.	1,873	93,463
The Toro Co.	971	63,358
Titan International, Inc.	3,066	36,700
TransDigm Group, Inc.	484	137,354
Trinity Industries, Inc.	3,520	125,488
Triumph Group, Inc.	2,161	66,775
Tutor Perini Corp. *	1,288	32,458
United Rentals, Inc. *	1,331	212,268
United Technologies Corp.	11,514	1,398,375
Universal Forest Products, Inc.	1,233	48,284
USG Corp. *	700	26,607
Valmont Industries, Inc.	392	67,738
Veritiv Corp. *	707	19,266
W.W. Grainger, Inc.	991	219,318
WABCO Holdings, Inc. *	474	70,839
Wabtec Corp.	474	36,451
Watsco, Inc.	316	52,930
Watts Water Technologies, Inc., Class A	316	23,510
Welbilt, Inc. *	700	15,708
WESCO International, Inc. *	992	65,026
Woodward, Inc.	474	36,664
Xylem, Inc.	1,738	120,513
		24,664,113

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,422	60,862
ACCO Brands Corp. *	1,195	15,714
Brady Corp., Class A	821	32,101
CBIZ, Inc. *	1,112	16,402
Cintas Corp.	739	116,348
Clean Harbors, Inc. *	527	28,384
Copart, Inc. *	2,194	94,693
Covanta Holding Corp.	3,453	52,486
Deluxe Corp.	632	44,935
Equifax, Inc.	634	72,352
Essendant, Inc.	4,867	45,798
FTI Consulting, Inc. *	794	34,150
Healthcare Services Group, Inc.	474	24,615
Herman Miller, Inc.	948	33,891
HNI Corp.	586	20,510
Huron Consulting Group, Inc. *	1,074	43,927
ICF International, Inc. *	316	17,080
IHS Markit Ltd. *	1,500	66,930
Insperity, Inc.	182	21,458
KAR Auction Services, Inc.	634	31,934
Kelly Services, Inc., Class A	1,738	50,663
Korn/Ferry International	632	27,707
LSC Communications, Inc.	2,684	43,910
ManpowerGroup, Inc.	2,222	286,416
Matthews International Corp., Class A	474	26,852
McGrath RentCorp	316	15,105
MSA Safety, Inc.	316	27,176
Nielsen Holdings plc	2,962	108,765
On Assignment, Inc. *	156	9,978
Pitney Bowes, Inc.	7,370	78,638
Quad/Graphics, Inc.	1,933	43,512
R.R. Donnelley & Sons Co.	5,038	47,307
Republic Services, Inc.	2,952	191,703
Robert Half International, Inc.	1,807	103,071
Rollins, Inc.	474	21,970
Steelcase, Inc., Class A	2,088	31,738
Stericycle, Inc. *	682	45,223
Tetra Tech, Inc.	936	46,800
The Brink's Co.	683	55,220
The Dun & Bradstreet Corp.	632	77,805
UniFirst Corp.	158	25,833
Verisk Analytics, Inc. *	852	82,150
Viad Corp.	474	27,302
Waste Management, Inc.	4,921	404,752
		2,754,166

Consumer Durables & Apparel 1.4%
Brunswick Corp.	824	45,608
Carter's, Inc.	478	51,777
Columbia Sportswear Co.	316	22,218
Crocs, Inc. *	1,787	19,532
D.R. Horton, Inc.	2,243	114,393
Deckers Outdoor Corp. *	865	64,641
Ethan Allen Interiors, Inc.	500	14,700
Fossil Group, Inc. *(b)	7,112	50,353
G-III Apparel Group Ltd. *	1,368	42,134
Garmin Ltd.	1,835	113,917
GoPro, Inc., Class A *	1,386	11,836
Hanesbrands, Inc.	3,762	78,588
Hasbro, Inc.	1,362	126,693
Helen of Troy Ltd. *	316	28,250
Iconix Brand Group, Inc. *	2,516	4,730
KB Home	742	23,269
La-Z-Boy, Inc.	948	31,189
Leggett & Platt, Inc.	1,896	91,463
Lennar Corp., B Shares	1	37
Security	Number of Shares	Value ($)
Lennar Corp., Class A	1,344	84,376
Lululemon Athletica, Inc. *	811	54,305
M.D.C Holdings, Inc.	330	11,821
Mattel, Inc.	9,474	172,901
Meritage Homes Corp. *	316	17,364
Michael Kors Holdings Ltd. *	2,816	164,567
Mohawk Industries, Inc. *	477	134,805
Newell Brands, Inc.	1,895	58,688
NIKE, Inc., Class B	12,523	756,640
NVR, Inc. *	50	173,750
Oxford Industries, Inc.	544	37,536
Polaris Industries, Inc.	885	112,404
PulteGroup, Inc.	4,433	151,298
PVH Corp.	809	108,851
Ralph Lauren Corp.	1,647	156,712
Skechers U.S.A., Inc., Class A *	790	27,729
Steven Madden Ltd. *	1,174	50,189
Sturm Ruger & Co., Inc.	204	11,169
Tapestry, Inc.	5,894	245,721
Tempur Sealy International, Inc. *	550	31,851
Toll Brothers, Inc.	487	24,511
Tupperware Brands Corp.	867	54,725
Unifi, Inc. *	500	18,270
VF Corp.	4,157	303,295
Vista Outdoor, Inc. *	1,897	27,336
Whirlpool Corp.	1,223	206,161
Wolverine World Wide, Inc.	827	23,958
		4,156,261

Consumer Services 2.1%
Adtalem Global Education, Inc. *	2,395	99,273
Aramark	2,641	112,507
Bloomin' Brands, Inc.	1,839	39,483
Boyd Gaming Corp.	533	16,997
Brinker International, Inc.	511	18,769
Caesars Entertainment Corp. *	1,334	17,676
Capella Education Co.	375	31,988
Career Education Corp. *	1,671	22,174
Carnival Corp.	4,960	325,574
Chipotle Mexican Grill, Inc. *	143	43,528
Choice Hotels International, Inc.	475	37,288
Churchill Downs, Inc.	49	11,515
Cracker Barrel Old Country Store, Inc.	162	25,325
Darden Restaurants, Inc.	1,614	136,092
DineEquity, Inc.	981	44,998
Domino's Pizza, Inc.	288	53,614
Dunkin' Brands Group, Inc.	367	21,910
Extended Stay America, Inc.	600	10,482
Graham Holdings Co., Class B	76	44,316
Grand Canyon Education, Inc. *	217	20,606
H&R Block, Inc.	3,860	101,055
Hilton Worldwide Holdings, Inc.	987	76,552
Hyatt Hotels Corp., Class A *	316	22,866
ILG, Inc.	500	14,045
International Game Technology plc	2,771	76,175
International Speedway Corp., Class A	474	19,553
Jack in the Box, Inc.	557	57,655
K12, Inc. *	1,328	21,965
La Quinta Holdings, Inc. *	963	17,151
Las Vegas Sands Corp.	4,082	282,842
Marriott International, Inc., Class A	2,723	345,821
Marriott Vacations Worldwide Corp.	216	28,998
McDonald's Corp.	10,234	1,759,941
MGM Resorts International	3,935	134,262
Norwegian Cruise Line Holdings Ltd. *	862	46,686
Penn National Gaming, Inc. *	1,009	29,019
Pinnacle Entertainment, Inc. *	1,000	30,680
Regis Corp. *	1,381	22,027

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Royal Caribbean Cruises Ltd.	1,288	159,557
SeaWorld Entertainment, Inc. *	803	9,435
Service Corp. International	1,688	62,372
ServiceMaster Global Holdings, Inc. *	398	19,454
Six Flags Entertainment Corp.	966	63,196
Sotheby's *	337	17,366
Starbucks Corp.	6,695	387,105
Strayer Education, Inc.	405	40,188
Texas Roadhouse, Inc.	632	32,276
The Cheesecake Factory, Inc.	290	14,222
The Wendy's Co.	4,424	65,873
Vail Resorts, Inc.	189	42,555
Weight Watchers International, Inc. *	1,910	84,174
Wyndham Worldwide Corp.	1,977	222,195
Wynn Resorts Ltd.	1,193	188,589
Yum China Holdings, Inc.	3,511	143,354
Yum! Brands, Inc.	3,711	309,757
		6,083,076

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	406	80,660
AGNC Investment Corp.	4,224	84,058
Ally Financial, Inc.	16,357	439,349
American Express Co.	11,752	1,148,288
Ameriprise Financial, Inc.	2,369	386,692
Annaly Capital Management, Inc.	13,665	159,471
Berkshire Hathaway, Inc., Class B *	15,233	2,940,121
BGC Partners, Inc., Class A	1,791	29,247
BlackRock, Inc.	855	428,517
Cannae Holdings, Inc. *	5,460	99,427
Capital One Financial Corp.	8,176	752,192
Cboe Global Markets, Inc.	478	59,000
Chimera Investment Corp.	2,540	46,482
CME Group, Inc.	1,974	295,192
Credit Acceptance Corp. *	93	28,170
CYS Investments, Inc.	1,500	12,135
Discover Financial Services	6,439	454,593
Donnelley Financial Solutions, Inc. *	750	15,300
E*TRADE Financial Corp. *	1,376	66,241
Eaton Vance Corp.	1,130	62,466
Evercore, Inc., Class A	233	20,236
EZCORP, Inc., Class A *	2,699	32,523
FactSet Research Systems, Inc.	187	37,378
Federated Investors, Inc., Class B	1,738	58,327
FirstCash, Inc.	556	37,474
Franklin Resources, Inc.	6,269	271,761
Greenhill & Co., Inc.	603	12,241
Intercontinental Exchange, Inc.	1,089	77,809
Invesco Ltd.	4,853	175,533
Invesco Mortgage Capital, Inc.	1,301	22,976
Lazard Ltd., Class A	1,180	58,115
Legg Mason, Inc.	3,170	126,673
Leucadia National Corp.	2,795	73,536
LPL Financial Holdings, Inc.	1,913	99,170
MarketAxess Holdings, Inc.	86	16,793
MFA Financial, Inc.	5,217	41,736
Moody's Corp.	1,068	162,144
Morgan Stanley	7,049	363,799
Morningstar, Inc.	94	8,676
MSCI, Inc.	395	50,837
Nasdaq, Inc.	1,084	85,809
Navient Corp.	11,356	143,199
Nelnet, Inc., Class A	421	22,553
New Residential Investment Corp.	1,342	23,740
Northern Trust Corp.	1,251	122,323
OneMain Holdings, Inc. *	1,462	37,734
PennyMac Mortgage Investment Trust	1,300	20,358
PRA Group, Inc. *	503	17,504
Security	Number of Shares	Value ($)
Raymond James Financial, Inc.	632	55,806
S&P Global, Inc.	1,427	236,140
Santander Consumer USA Holdings, Inc.	3,950	68,098
SEI Investments Co.	1,264	88,935
SLM Corp. *	10,057	116,359
Starwood Property Trust, Inc.	1,324	28,704
State Street Corp.	3,598	343,069
Stifel Financial Corp.	395	22,215
Synchrony Financial	10,470	375,768
T. Rowe Price Group, Inc.	2,943	302,894
TD Ameritrade Holding Corp.	1,271	65,037
The Bank of New York Mellon Corp.	8,542	467,589
The Charles Schwab Corp. (a)	3,004	146,565
The Goldman Sachs Group, Inc.	5,251	1,300,358
Two Harbors Investment Corp.	657	10,512
Voya Financial, Inc.	2,983	131,849
Waddell & Reed Financial, Inc., Class A	2,890	58,667
Western Asset Mortgage Capital Corp.	840	8,425
World Acceptance Corp. *	589	48,875
		13,684,423

Energy 12.4%
Anadarko Petroleum Corp.	7,443	357,934
Andeavor	4,264	449,724
Antero Resources Corp. *	764	14,516
Apache Corp.	9,333	390,399
Archrock, Inc.	1,802	17,119
Baker Hughes a GE Co.	9,532	283,386
Basic Energy Services, Inc. *	800	17,896
Bristow Group, Inc.	2,446	35,614
Cabot Oil & Gas Corp.	2,589	74,952
California Resources Corp. *	2,214	34,826
CARBO Ceramics, Inc. *	1,821	18,265
Chesapeake Energy Corp. *(b)	34,664	141,082
Chevron Corp.	53,444	6,359,302
Cimarex Energy Co.	485	56,313
CNX Resources Corp. *	6,045	84,328
Concho Resources, Inc. *	672	93,986
ConocoPhillips	46,686	2,375,384
CONSOL Energy, Inc. *	756	16,624
CVR Energy, Inc.	906	29,581
Delek US Holdings, Inc.	4,398	146,102
Denbury Resources, Inc. *	20,129	35,226
Devon Energy Corp.	8,658	333,593
Diamond Offshore Drilling, Inc. *(b)	4,524	72,565
Dril-Quip, Inc. *	792	37,976
Energen Corp. *	1,287	72,664
Ensco plc, Class A (b)	24,643	132,333
EOG Resources, Inc.	4,196	429,335
EQT Corp.	1,113	66,335
Exterran Corp. *	900	27,576
Exxon Mobil Corp.	120,017	9,996,216
Golar LNG Ltd.	1,040	25,698
Green Plains, Inc.	1,640	27,634
Halliburton Co.	13,793	576,272
Helix Energy Solutions Group, Inc. *	3,497	23,255
Helmerich & Payne, Inc.	2,414	141,412
Hess Corp.	12,860	590,017
HollyFrontier Corp.	12,483	555,244
Kinder Morgan, Inc.	23,257	400,718
Kosmos Energy Ltd. *	1,700	13,566
Marathon Oil Corp.	35,823	531,613
Marathon Petroleum Corp.	19,781	1,238,884
Matrix Service Co. *	1,500	25,650
McDermott International, Inc. *	9,295	67,482
Murphy Oil Corp.	10,454	292,189
Nabors Industries Ltd.	11,784	71,175
National Oilwell Varco, Inc.	13,681	458,998

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Newfield Exploration Co. *	2,074	64,149
Newpark Resources, Inc. *	3,559	31,497
Noble Corp. plc *	23,750	99,275
Noble Energy, Inc.	6,260	164,638
Oasis Petroleum, Inc. *	1,207	12,348
Occidental Petroleum Corp.	16,313	1,150,066
Oceaneering International, Inc.	3,838	74,995
Oil States International, Inc. *	500	11,900
ONEOK, Inc.	2,276	118,124
Pacific Ethanol, Inc. *	2,600	11,700
Patterson-UTI Energy, Inc.	4,027	86,943
PBF Energy, Inc., Class A	3,977	128,735
Peabody Energy Corp. *	1,585	52,796
Phillips 66	18,477	1,802,616
Pioneer Natural Resources Co.	834	130,137
QEP Resources, Inc. *	5,801	56,038
Range Resources Corp.	2,926	52,727
Renewable Energy Group, Inc. *	1,291	14,653
Rowan Cos. plc, Class A *	1,200	17,364
RPC, Inc.	826	19,857
Schlumberger Ltd.	19,494	1,225,198
Scorpio Tankers, Inc.	5,000	15,500
SEACOR Holdings, Inc. *	376	17,992
SEACOR Marine Holdings, Inc. *	1,200	14,700
SM Energy Co.	3,744	77,276
Southwestern Energy Co. *	2,800	17,808
Stone Energy Corp. *	900	22,806
Superior Energy Services, Inc. *	8,113	78,290
Targa Resources Corp.	967	41,968
Teekay Corp.	2,847	23,716
Tesco Corp. *	4,035	16,342
The Williams Cos., Inc.	8,496	246,809
Transocean Ltd. *	19,074	193,410
Unit Corp. *	1,544	33,026
US Silica Holdings, Inc.	523	17,348
Valero Energy Corp.	22,160	1,897,339
W&T Offshore, Inc. *	4,025	12,638
Weatherford International plc *	37,078	122,357
Whiting Petroleum Corp. *	1,383	34,506
World Fuel Services Corp.	8,206	230,342
WPX Energy, Inc. *	3,305	41,874
		35,722,762

Food & Staples Retailing 3.7%
Casey's General Stores, Inc.	700	84,525
Costco Wholesale Corp.	6,963	1,284,186
CVS Health Corp.	28,244	2,163,490
Ingles Markets, Inc., Class A	500	13,875
Performance Food Group Co. *	890	26,389
PriceSmart, Inc.	158	13,509
Rite Aid Corp. *	18,614	37,414
SpartanNash Co.	1,410	35,744
Sprouts Farmers Market, Inc. *	1,256	29,365
SUPERVALU, Inc. *	764	13,966
Sysco Corp.	9,445	545,260
The Andersons, Inc.	743	23,999
The Kroger Co.	27,637	714,693
United Natural Foods, Inc. *	1,817	87,252
US Foods Holding Corp. *	1,000	29,120
Wal-Mart Stores, Inc.	46,052	4,477,636
Walgreens Boots Alliance, Inc.	12,361	899,386
Weis Markets, Inc.	400	16,468
		10,496,277

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 4.2%
Altria Group, Inc.	14,412	977,566
Archer-Daniels-Midland Co.	22,809	909,623
B&G Foods, Inc.	400	15,480
Bob Evans Farms, Inc.	726	56,657
Brown-Forman Corp., Class B	1,934	115,653
Bunge Ltd.	7,166	479,477
Cal-Maine Foods, Inc. *	316	15,721
Campbell Soup Co.	1,663	81,986
ConAgra Brands, Inc.	4,592	171,419
Constellation Brands, Inc., Class A	574	124,897
Darling Ingredients, Inc. *	2,068	37,121
Dean Foods Co.	1,590	17,744
Dr. Pepper Snapple Group, Inc.	2,162	194,991
Flowers Foods, Inc.	2,725	54,446
Fresh Del Monte Produce, Inc.	1,106	53,862
General Mills, Inc.	7,907	447,220
Hormel Foods Corp.	2,436	88,792
Ingredion, Inc.	958	132,664
J&J Snack Foods Corp.	158	23,875
Kellogg Co.	2,727	180,418
Lamb Weston Holdings, Inc.	1,263	68,669
Lancaster Colony Corp.	316	42,117
McCormick & Co., Inc. Non-Voting Shares	1,106	113,011
Molson Coors Brewing Co., Class B	1,190	92,939
Mondelez International, Inc., Class A	19,003	815,989
Monster Beverage Corp. *	1,194	74,828
PepsiCo, Inc.	15,407	1,795,224
Philip Morris International, Inc.	17,467	1,794,734
Pilgrim's Pride Corp. *	1,449	53,135
Pinnacle Foods, Inc.	583	33,948
Sanderson Farms, Inc.	477	80,942
Snyder's-Lance, Inc.	474	18,334
The Boston Beer Co., Inc., Class A *	100	17,985
The Coca-Cola Co.	39,246	1,796,289
The Hain Celestial Group, Inc. *	548	22,523
The Hershey Co.	1,108	122,910
The J.M. Smucker Co.	1,327	154,821
The Kraft Heinz Co.	2,848	231,742
TreeHouse Foods, Inc. *	404	18,592
Tyson Foods, Inc., Class A	5,414	445,302
Universal Corp.	867	46,255
Vector Group Ltd.	747	16,800
		12,036,701

Health Care Equipment & Services 5.4%
Abbott Laboratories	15,999	901,864
Aetna, Inc.	4,594	827,747
Align Technology, Inc. *	98	25,566
Allscripts Healthcare Solutions, Inc. *	2,729	39,025
Amedisys, Inc. *	368	19,872
AmerisourceBergen Corp.	2,448	207,639
Analogic Corp.	130	10,764
Anthem, Inc.	6,771	1,590,914
Baxter International, Inc.	4,232	277,323
Becton Dickinson & Co.	1,728	394,347
Boston Scientific Corp. *	4,707	123,700
Brookdale Senior Living, Inc. *	2,837	30,328
C.R. Bard, Inc.	540	181,408
Cardinal Health, Inc.	9,138	540,878
Centene Corp. *	1,119	114,239
Cerner Corp. *	1,052	74,366
Chemed Corp.	316	77,717
Cigna Corp.	1,726	365,446
Community Health Systems, Inc. *(b)	15,049	68,473
CONMED Corp.	316	16,906
Danaher Corp.	3,460	326,486

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DaVita, Inc. *	1,900	116,014
DENTSPLY SIRONA, Inc.	1,363	91,335
Edwards Lifesciences Corp. *	698	81,806
Envision Healthcare Corp. *	802	25,608
Express Scripts Holding Co. *	18,411	1,200,029
Haemonetics Corp. *	257	14,855
Halyard Health, Inc. *	1,078	52,326
HCA Healthcare, Inc. *	5,560	472,600
HealthSouth Corp.	474	23,676
Henry Schein, Inc. *	1,746	124,752
Hill-Rom Holdings, Inc.	721	60,961
Hologic, Inc. *	396	16,521
Humana, Inc.	2,422	631,803
IDEXX Laboratories, Inc. *	340	53,179
Intuitive Surgical, Inc. *	480	191,894
Invacare Corp.	842	14,777
Kindred Healthcare, Inc.	4,153	30,525
Laboratory Corp. of America Holdings *	799	126,458
LifePoint Health, Inc. *	948	45,314
LivaNova plc *	250	21,795
Magellan Health, Inc. *	985	83,232
Masimo Corp. *	316	28,073
McKesson Corp.	4,656	687,877
MEDNAX, Inc. *	1,592	79,266
Medtronic plc	10,032	823,928
Molina Healthcare, Inc. *	632	49,448
Owens & Minor, Inc.	2,693	51,544
Patterson Cos., Inc.	1,663	60,783
PharMerica Corp. *	494	14,450
Quality Systems, Inc. *	642	9,264
Quest Diagnostics, Inc.	2,258	222,323
ResMed, Inc.	948	80,959
Select Medical Holdings Corp. *	3,506	61,881
STERIS plc	500	44,980
Stryker Corp.	1,875	292,500
Teleflex, Inc.	253	67,177
Tenet Healthcare Corp. *(b)	4,415	62,251
The Cooper Cos., Inc.	158	38,106
Triple-S Management Corp., Class B *	1,596	45,358
UnitedHealth Group, Inc.	10,531	2,402,858
Universal Health Services, Inc., Class B	910	98,598
Varian Medical Systems, Inc. *	948	105,939
WellCare Health Plans, Inc. *	657	139,934
West Pharmaceutical Services, Inc.	451	45,068
Zimmer Biomet Holdings, Inc.	1,635	191,458
		15,398,491

Household & Personal Products 1.6%
Central Garden & Pet Co., Class A *	1,012	39,033
Church & Dwight Co., Inc.	1,990	93,709
Colgate-Palmolive Co.	8,039	582,426
Edgewell Personal Care Co. *	632	36,650
Energizer Holdings, Inc.	654	30,038
Herbalife Ltd. *(b)	1,627	114,118
Kimberly-Clark Corp.	3,169	379,519
Nu Skin Enterprises, Inc., Class A	1,359	92,290
Spectrum Brands Holdings, Inc.	158	18,151
The Clorox Co.	851	118,536
The Estee Lauder Cos., Inc., Class A	1,688	210,713
The Procter & Gamble Co.	32,883	2,959,141
WD-40 Co.	158	18,865
		4,693,189

Insurance 3.6%
Aflac, Inc.	5,800	508,312
Alleghany Corp. *	137	80,118
Ambac Financial Group, Inc. *	1,344	20,241
Security	Number of Shares	Value ($)
American Equity Investment Life Holding Co.	2,066	65,554
American Financial Group, Inc.	886	93,083
American International Group, Inc.	24,503	1,469,200
Aon plc	2,364	331,480
Arch Capital Group Ltd. *	998	94,501
Argo Group International Holdings Ltd.	378	23,153
Arthur J. Gallagher & Co.	948	62,407
Aspen Insurance Holdings Ltd.	664	27,224
Assurant, Inc.	1,518	153,121
Assured Guaranty Ltd.	2,001	72,656
Axis Capital Holdings Ltd.	2,078	108,866
Brown & Brown, Inc.	790	40,487
Chubb Ltd.	2,991	454,961
Cincinnati Financial Corp.	1,351	100,960
CNA Financial Corp.	358	19,468
CNO Financial Group, Inc.	3,372	85,008
Employers Holdings, Inc.	680	33,320
Erie Indemnity Co., Class A	338	41,875
Everest Re Group Ltd.	636	139,666
First American Financial Corp.	1,422	79,049
FNF Group	3,046	123,241
Genworth Financial, Inc., Class A *	26,969	91,425
Horace Mann Educators Corp.	474	22,136
Infinity Property & Casualty Corp.	316	34,065
Kemper Corp.	1,122	77,418
Lincoln National Corp.	2,711	207,527
Loews Corp.	6,005	301,931
Markel Corp. *	35	38,742
Marsh & McLennan Cos., Inc.	4,164	349,485
MBIA, Inc. *	3,081	25,942
Mercury General Corp.	224	12,293
MetLife, Inc.	10,296	552,689
Old Republic International Corp.	2,884	60,477
Primerica, Inc.	962	100,048
Principal Financial Group, Inc.	2,082	147,385
ProAssurance Corp.	960	59,376
Prudential Financial, Inc.	3,792	439,265
Reinsurance Group of America, Inc.	976	158,161
RenaissanceRe Holdings Ltd.	791	104,926
RLI Corp.	632	37,749
Safety Insurance Group, Inc.	158	13,011
Selective Insurance Group, Inc.	673	41,188
The Allstate Corp.	5,945	610,314
The Hanover Insurance Group, Inc.	642	69,079
The Hartford Financial Services Group, Inc.	6,127	351,935
The Progressive Corp.	7,738	411,507
The Travelers Cos., Inc.	8,532	1,156,683
Torchmark Corp.	1,177	104,576
Unum Group	3,106	175,862
Validus Holdings Ltd.	1,118	54,983
W.R. Berkley Corp.	1,342	92,759
White Mountains Insurance Group Ltd.	70	62,369
Willis Towers Watson plc	464	74,611
XL Group Ltd.	3,662	142,159
		10,410,027

Materials 4.1%
A. Schulman, Inc.	514	19,506
AdvanSix, Inc. *	500	21,525
Air Products & Chemicals, Inc.	1,756	286,298
Albemarle Corp.	797	107,053
Alcoa Corp. *	4,709	195,471
Allegheny Technologies, Inc. *	4,385	99,846
AptarGroup, Inc.	954	84,343
Ashland Global Holdings, Inc.	1,877	138,861
Avery Dennison Corp.	1,139	129,983
Axalta Coating Systems Ltd. *	536	16,970
Ball Corp.	5,485	218,906

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bemis Co., Inc.	1,580	74,134
Berry Global Group, Inc. *	409	24,446
Boise Cascade Co.	1,035	39,848
Cabot Corp.	1,271	77,836
Calgon Carbon Corp.	805	17,388
Carpenter Technology Corp.	1,018	50,320
Celanese Corp., Series A	1,422	152,495
Century Aluminum Co. *	1,586	21,015
CF Industries Holdings, Inc.	7,092	265,737
Clearwater Paper Corp. *	534	25,338
Cleveland-Cliffs, Inc. *	7,731	51,489
Commercial Metals Co.	4,424	87,772
Compass Minerals International, Inc.	316	22,041
Crown Holdings, Inc. *	948	56,624
Domtar Corp.	3,003	144,805
DowDuPont, Inc.	24,498	1,762,876
Eagle Materials, Inc.	110	12,312
Eastman Chemical Co.	2,198	203,029
Ecolab, Inc.	1,538	209,045
Ferro Corp. *	398	10,089
FMC Corp.	1,313	123,947
Freeport-McMoRan, Inc. *	42,004	584,696
Graphic Packaging Holding Co.	3,634	55,637
Greif, Inc., Class A	823	44,911
H.B. Fuller Co.	632	35,752
Hecla Mining Co.	870	3,254
Huntsman Corp.	4,125	131,835
Innophos Holdings, Inc.	316	14,640
Innospec, Inc.	347	24,776
International Flavors & Fragrances, Inc.	632	98,238
International Paper Co.	6,686	378,495
Kaiser Aluminum Corp.	316	30,608
KapStone Paper & Packaging Corp.	1,448	32,189
Kraton Corp. *	474	22,302
Louisiana-Pacific Corp. *	948	26,174
LyondellBasell Industries N.V., Class A	9,654	1,010,774
Martin Marietta Materials, Inc.	318	66,268
Materion Corp.	316	15,452
Minerals Technologies, Inc.	200	14,490
Monsanto Co.	5,446	644,480
Neenah Paper, Inc.	100	8,940
NewMarket Corp.	73	29,238
Newmont Mining Corp.	7,469	276,278
Nucor Corp.	5,606	322,345
Olin Corp.	1,582	56,383
Owens-Illinois, Inc. *	4,109	99,520
P.H. Glatfelter Co.	790	16,424
Packaging Corp. of America	794	94,168
Platform Specialty Products Corp. *	1,597	15,890
PolyOne Corp.	790	36,506
PPG Industries, Inc.	3,118	364,338
Praxair, Inc.	3,162	486,695
Quaker Chemical Corp.	71	11,699
Reliance Steel & Aluminum Co.	2,054	161,465
Royal Gold, Inc.	204	16,875
RPM International, Inc.	1,422	75,323
Schnitzer Steel Industries, Inc., Class A	1,477	43,128
Sealed Air Corp.	1,113	53,480
Sensient Technologies Corp.	632	48,999
Silgan Holdings, Inc.	1,264	36,504
Sonoco Products Co.	1,738	93,000
Southern Copper Corp.	1,013	42,597
Steel Dynamics, Inc.	2,877	110,765
Stepan Co.	539	44,796
SunCoke Energy, Inc. *	3,079	35,070
The Chemours Co.	4,066	208,992
The Mosaic Co.	16,108	391,263
The Scotts Miracle-Gro Co., Class A	632	62,505
The Sherwin-Williams Co.	367	146,587
Security	Number of Shares	Value ($)
TimkenSteel Corp. *	1,814	27,391
Trinseo S.A.	302	22,288
Tronox Ltd., Class A	2,117	48,458
United States Steel Corp.	4,650	134,478
Vulcan Materials Co.	479	60,186
W.R. Grace & Co.	458	33,576
Westlake Chemical Corp.	484	47,398
WestRock Co.	2,214	138,176
Worthington Industries, Inc.	948	39,437
		11,927,480

Media 2.7%
AMC Networks, Inc., Class A *	358	18,451
Cable One, Inc.	25	17,170
CBS Corp., Class B Non-Voting Shares	6,951	389,673
Charter Communications, Inc., Class A *	383	124,938
Cinemark Holdings, Inc.	1,425	51,457
Comcast Corp., Class A	44,465	1,669,216
Discovery Communications, Inc., Class A *	3,740	71,135
Discovery Communications, Inc., Class C *	6,283	113,597
DISH Network Corp., Class A *	1,488	75,367
Gannett Co., Inc.	6,106	69,975
John Wiley & Sons, Inc., Class A	474	28,037
Lions Gate Entertainment Corp., Class B *	422	13,099
Live Nation Entertainment, Inc. *	1,044	47,377
Meredith Corp.	502	34,211
National CineMedia, Inc.	5,287	33,044
News Corp., Class A	7,335	118,534
News Corp., Class B	2,224	36,474
Omnicom Group, Inc.	3,318	237,038
Regal Entertainment Group, Class A	1,580	31,932
Scholastic Corp.	948	38,982
Scripps Networks Interactive, Inc., Class A	1,293	105,819
Sinclair Broadcast Group, Inc., Class A	339	11,543
Sirius XM Holdings, Inc. (b)	10,453	57,491
TEGNA, Inc.	3,478	46,188
The Interpublic Group of Cos., Inc.	3,534	69,902
The New York Times Co., Class A	1,797	33,784
The Walt Disney Co.	16,229	1,701,124
Time Warner, Inc.	11,984	1,096,656
Time, Inc.	4,805	89,373
Tribune Media Co., Class A	1,276	52,571
Twenty-First Century Fox, Inc., Class A	16,474	526,179
Twenty-First Century Fox, Inc., Class B	7,829	243,873
Viacom, Inc., Class B	16,994	481,270
		7,735,480

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	9,431	914,053
Agilent Technologies, Inc.	2,411	166,938
Alexion Pharmaceuticals, Inc. *	385	42,277
Allergan plc	575	99,952
Amgen, Inc.	6,436	1,130,548
Bio-Rad Laboratories, Inc., Class A *	279	75,693
Bio-Techne Corp.	158	21,290
Biogen, Inc. *	903	290,920
Bristol-Myers Squibb Co.	12,233	773,003
Bruker Corp.	507	17,836
Catalent, Inc. *	348	13,847
Celgene Corp. *	2,961	298,558
Charles River Laboratories International, Inc. *	569	59,290
Eli Lilly & Co.	8,945	757,105
Endo International plc *	1,006	7,384
Gilead Sciences, Inc.	11,885	888,760
Illumina, Inc. *	219	50,377
Impax Laboratories, Inc. *	1,048	17,449
IQVIA Holdings, Inc. *	600	61,206

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Johnson & Johnson	22,269	3,102,740
Mallinckrodt plc *	626	13,659
Merck & Co., Inc.	34,253	1,893,163
Mettler-Toledo International, Inc. *	182	114,516
Mylan N.V. *	4,324	157,956
Myriad Genetics, Inc. *	1,726	59,771
PDL BioPharma, Inc. *	11,492	33,442
PerkinElmer, Inc.	1,106	81,490
Perrigo Co., plc	1,087	94,797
Pfizer, Inc.	100,585	3,647,212
QIAGEN N.V. *	908	28,965
Regeneron Pharmaceuticals, Inc. *	119	43,061
Thermo Fisher Scientific, Inc.	1,786	344,269
United Therapeutics Corp. *	424	55,116
Vertex Pharmaceuticals, Inc. *	100	14,429
Waters Corp. *	493	97,205
Zoetis, Inc.	1,701	122,965
		15,591,242

Real Estate 2.0%
Acadia Realty Trust	500	14,015
Alexandria Real Estate Equities, Inc.	515	65,436
Altisource Portfolio Solutions S.A. *	402	10,717
American Campus Communities, Inc.	976	41,363
American Tower Corp.	1,177	169,406
Apartment Investment & Management Co., Class A	739	32,583
Apple Hospitality REIT, Inc.	1,364	26,571
AvalonBay Communities, Inc.	474	85,950
Boston Properties, Inc.	1,280	160,486
Brandywine Realty Trust	1,738	29,946
Brixmor Property Group, Inc.	3,037	54,879
Camden Property Trust	674	61,523
CBL & Associates Properties, Inc.	4,961	27,930
CBRE Group, Inc., Class A *	1,835	79,566
Chesapeake Lodging Trust	500	14,420
Columbia Property Trust, Inc.	1,679	38,231
CoreCivic, Inc.	3,575	84,048
Corporate Office Properties Trust	1,270	38,532
Crown Castle International Corp.	1,222	138,086
CubeSmart	500	14,270
CyrusOne, Inc.	200	12,152
DCT Industrial Trust, Inc.	397	23,876
DDR Corp.	3,328	25,393
DiamondRock Hospitality Co.	1,580	17,680
Digital Realty Trust, Inc.	963	112,382
Douglas Emmett, Inc.	632	25,476
Duke Realty Corp.	2,528	71,113
EastGroup Properties, Inc.	158	14,865
EPR Properties	316	21,431
Equinix, Inc.	163	75,712
Equity Commonwealth *	1,580	47,495
Equity LifeStyle Properties, Inc.	249	22,487
Equity Residential	2,343	156,559
Essex Property Trust, Inc.	195	48,163
Extra Space Storage, Inc.	316	26,974
Federal Realty Investment Trust	316	41,778
First Industrial Realty Trust, Inc.	500	16,275
Gaming & Leisure Properties, Inc.	1,012	36,756
GGP, Inc.	3,794	89,159
Gramercy Property Trust	487	13,889
HCP, Inc.	4,543	120,117
Healthcare Realty Trust, Inc.	474	15,533
Healthcare Trust of America, Inc., Class A	491	15,020
Highwoods Properties, Inc.	790	40,124
Hospitality Properties Trust	3,096	92,849
Host Hotels & Resorts, Inc.	8,982	177,754
Iron Mountain, Inc.	4,391	179,460
Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	530	80,820
Kilroy Realty Corp.	316	23,820
Kimco Realty Corp.	2,302	42,633
Kite Realty Group Trust	1,000	19,230
Lamar Advertising Co., Class A	375	28,211
LaSalle Hotel Properties	1,304	37,086
Lexington Realty Trust	2,460	25,732
Liberty Property Trust	1,106	49,637
Life Storage, Inc.	200	17,962
Mack-Cali Realty Corp.	1,738	38,462
Mid-America Apartment Communities, Inc.	680	69,659
National Retail Properties, Inc.	478	19,631
New Senior Investment Group, Inc.	3,586	29,405
Omega Healthcare Investors, Inc.	1,474	39,577
Outfront Media, Inc.	2,120	49,735
Pebblebrook Hotel Trust	946	36,393
Pennsylvania Real Estate Investment Trust	1,006	11,157
Piedmont Office Realty Trust, Inc., Class A	2,392	47,696
Potlatch Corp.	632	32,611
Prologis, Inc.	2,141	141,798
PS Business Parks, Inc.	158	20,944
Public Storage	616	131,282
Quality Care Properties, Inc. *	1,006	14,778
Ramco-Gershenson Properties Trust	1,500	21,615
Rayonier, Inc.	2,074	65,435
Realogy Holdings Corp.	2,518	70,277
Realty Income Corp.	845	46,728
Regency Centers Corp.	566	38,380
Retail Properties of America, Inc., Class A	2,285	29,842
RLJ Lodging Trust	2,325	50,406
Ryman Hospitality Properties, Inc.	316	21,956
Sabra Health Care REIT, Inc.	1,351	25,993
SBA Communications Corp. *	316	53,641
Senior Housing Properties Trust	2,487	47,626
Simon Property Group, Inc.	1,721	278,372
SL Green Realty Corp.	673	68,801
Spirit Realty Capital, Inc.	3,885	33,178
STORE Capital Corp.	450	11,619
Sun Communities, Inc.	158	14,703
Sunstone Hotel Investors, Inc.	1,141	19,066
Taubman Centers, Inc.	566	33,219
The GEO Group, Inc.	2,182	57,910
The Macerich Co.	982	63,584
Tier REIT, Inc.	650	13,020
UDR, Inc.	1,283	50,460
Ventas, Inc.	2,552	163,354
VEREIT, Inc.	7,400	57,720
Vornado Realty Trust	1,265	98,189
Washington Prime Group, Inc.	7,145	50,801
Washington Real Estate Investment Trust	474	15,320
Weingarten Realty Investors	948	31,237
Welltower, Inc.	2,368	159,745
Weyerhaeuser Co.	7,109	251,516
WP Carey, Inc.	989	70,397
Xenia Hotels & Resorts, Inc.	1,006	22,122
		5,772,921

Retailing 4.7%
Aaron's, Inc.	1,333	50,281
Abercrombie & Fitch Co., Class A	6,815	118,308
Advance Auto Parts, Inc.	426	43,026
Amazon.com, Inc. *	469	551,896
American Eagle Outfitters, Inc.	6,320	101,626
Asbury Automotive Group, Inc. *	716	47,113
Ascena Retail Group, Inc. *	18,678	43,707
AutoNation, Inc. *(b)	1,793	99,278
AutoZone, Inc. *	171	117,436
Barnes & Noble Education, Inc. *	1,509	9,114

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Barnes & Noble, Inc.	4,010	27,669
Bed Bath & Beyond, Inc.	9,669	216,489
Best Buy Co., Inc.	8,560	510,262
Big 5 Sporting Goods Corp.	1,500	11,325
Big Lots, Inc.	2,231	131,852
Burlington Stores, Inc. *	326	34,677
Caleres, Inc.	1,106	36,100
CarMax, Inc. *	2,343	161,456
Citi Trends, Inc.	700	18,053
Core-Mark Holding Co., Inc.	2,918	96,761
Dick's Sporting Goods, Inc.	2,448	72,118
Dillard's, Inc., Class A (b)	1,623	97,542
Dollar General Corp.	4,640	408,691
Dollar Tree, Inc. *	2,407	247,343
DSW, Inc., Class A	2,028	43,257
Expedia, Inc.	544	66,640
Express, Inc. *	5,608	54,622
Five Below, Inc. *	211	13,040
Foot Locker, Inc.	2,953	126,506
Fred's, Inc., Class A	3,132	16,098
GameStop Corp., Class A (b)	6,432	120,600
Genesco, Inc. *	1,397	43,447
Genuine Parts Co.	2,171	201,838
GNC Holdings, Inc., Class A (b)	8,471	47,268
Group 1 Automotive, Inc.	632	51,211
Groupon, Inc. *	3,500	19,740
Guess?, Inc.	5,068	83,622
Haverty Furniture Cos., Inc.	700	16,905
Hibbett Sports, Inc. *	1,942	38,743
HSN, Inc.	1,057	42,967
J.C. Penney Co., Inc. *(b)	7,045	23,319
Kohl's Corp.	10,664	511,552
L Brands, Inc.	4,442	249,063
Liberty Interactive Corp. QVC Group, Class A *	8,806	214,866
Liberty TripAdvisor Holdings, Inc., Class A *	1,200	11,220
Lithia Motors, Inc., Class A	186	21,816
LKQ Corp. *	2,397	94,490
Lowe's Cos., Inc.	14,852	1,238,211
Lumber Liquidators Holdings, Inc. *	951	26,961
Macy's, Inc.	13,422	319,444
Murphy USA, Inc. *	2,184	172,208
Netflix, Inc. *	358	67,154
Nordstrom, Inc.	3,773	171,483
O'Reilly Automotive, Inc. *	881	208,101
Office Depot, Inc.	15,084	49,325
Penske Automotive Group, Inc.	790	38,204
Pier 1 Imports, Inc.	7,755	37,922
Pool Corp.	316	39,702
Rent-A-Center, Inc. (b)	4,962	55,773
RH *	388	39,339
Ross Stores, Inc.	3,233	245,805
Sally Beauty Holdings, Inc. *	3,055	52,088
Signet Jewelers Ltd. (b)	1,310	68,500
Sleep Number Corp. *	312	10,979
Sonic Automotive, Inc., Class A	456	9,690
Tailored Brands, Inc.	750	12,645
Target Corp.	19,729	1,181,767
The Buckle, Inc. (b)	2,000	44,500
The Cato Corp., Class A	1,890	29,824
The Children's Place, Inc.	351	46,648
The Finish Line, Inc., Class A	2,494	26,910
The Gap, Inc.	9,677	312,664
The Home Depot, Inc.	12,552	2,257,101
The Michaels Cos., Inc. *	378	8,165
The Priceline Group, Inc. *	152	264,436
The TJX Cos., Inc.	7,696	581,433
Tiffany & Co.	1,235	116,707
Tractor Supply Co.	1,556	106,181
TripAdvisor, Inc. *	696	24,096
Security	Number of Shares	Value ($)
Urban Outfitters, Inc. *	3,610	112,343
Vitamin Shoppe, Inc. *	3,603	13,511
Williams-Sonoma, Inc.	1,517	77,610
Zumiez, Inc. *	1,000	21,800
		13,454,183

Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc. *	1,688	17,842
Analog Devices, Inc.	2,341	201,583
Applied Materials, Inc.	7,654	403,901
Broadcom Ltd.	496	137,858
Brooks Automation, Inc.	1,264	31,461
Cabot Microelectronics Corp.	413	39,780
Cirrus Logic, Inc. *	504	27,841
Cree, Inc. *	816	29,001
Cypress Semiconductor Corp.	2,258	36,151
Diodes, Inc. *	594	17,404
Entegris, Inc.	1,580	47,874
First Solar, Inc. *	1,529	94,951
Integrated Device Technology, Inc. *	429	12,909
Intel Corp.	86,115	3,861,397
KLA-Tencor Corp.	1,774	181,374
Lam Research Corp.	1,142	219,641
Marvell Technology Group Ltd.	9,308	207,941
Maxim Integrated Products, Inc.	3,160	165,363
Microchip Technology, Inc.	1,135	98,734
Micron Technology, Inc. *	11,324	480,024
Microsemi Corp. *	402	21,246
MKS Instruments, Inc.	632	59,598
NVIDIA Corp.	1,218	244,465
NXP Semiconductor N.V. *	670	75,971
ON Semiconductor Corp. *	4,108	82,489
Qorvo, Inc. *	1,210	92,662
QUALCOMM, Inc.	19,654	1,303,846
Silicon Laboratories, Inc. *	474	43,181
Skyworks Solutions, Inc.	546	57,188
Teradyne, Inc.	1,580	63,943
Texas Instruments, Inc.	8,826	858,681
Versum Materials, Inc.	861	33,062
Xilinx, Inc.	1,938	134,710
		9,384,072

Software & Services 7.1%
Accenture plc, Class A	5,742	849,873
ACI Worldwide, Inc. *	480	10,982
Activision Blizzard, Inc.	5,341	333,278
Acxiom Corp. *	1,264	34,444
Adobe Systems, Inc. *	1,192	216,312
Akamai Technologies, Inc. *	1,630	90,921
Alliance Data Systems Corp.	382	91,401
Alphabet, Inc., Class A *	875	906,649
Alphabet, Inc., Class C *	882	900,884
Amdocs Ltd.	2,212	144,421
ANSYS, Inc. *	347	51,422
Autodesk, Inc. *	878	96,317
Automatic Data Processing, Inc.	2,894	331,247
Booz Allen Hamilton Holding Corp.	1,804	69,797
Broadridge Financial Solutions, Inc.	1,106	99,828
CA, Inc.	4,795	158,571
CACI International, Inc., Class A *	638	84,184
Cadence Design Systems, Inc. *	790	34,689
Cars.com, Inc. *	1,160	28,118
CDK Global, Inc.	736	50,850
Cimpress N.V. *	316	38,489
Citrix Systems, Inc. *	1,130	99,022
Cognizant Technology Solutions Corp., Class A	3,374	243,873
Convergys Corp.	2,370	58,492

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CoreLogic, Inc. *	1,335	58,219
CSG Systems International, Inc.	211	9,683
CSRA, Inc.	2,413	69,808
DST Systems, Inc.	784	49,063
eBay, Inc. *	7,012	243,106
Electronic Arts, Inc. *	831	88,377
EPAM Systems, Inc. *	100	10,144
Euronet Worldwide, Inc. *	318	29,049
Facebook, Inc., Class A *	1,806	319,987
Fair Isaac Corp.	252	39,579
Fidelity National Information Services, Inc.	2,990	282,047
First Data Corp., Class A *	2,949	48,511
Fiserv, Inc. *	1,659	218,076
FleetCor Technologies, Inc. *	156	28,372
Gartner, Inc. *	331	40,015
Genpact Ltd.	1,110	35,786
Global Payments, Inc.	858	86,280
IAC/InterActiveCorp *	923	117,470
International Business Machines Corp.	19,913	3,066,005
Intuit, Inc.	1,824	286,769
j2 Global, Inc.	316	23,845
Jack Henry & Associates, Inc.	474	54,662
Leidos Holdings, Inc.	1,933	122,881
Manhattan Associates, Inc. *	156	6,919
ManTech International Corp., Class A	1,272	64,847
MasterCard, Inc., Class A	4,296	646,419
MAXIMUS, Inc.	474	32,744
Microsoft Corp.	59,470	5,005,590
Nuance Communications, Inc. *	1,112	17,280
Oracle Corp.	35,633	1,748,155
Paychex, Inc.	2,001	134,687
PayPal Holdings, Inc. *	2,675	202,578
Progress Software Corp.	474	19,595
PTC, Inc. *	279	17,767
Red Hat, Inc. *	543	68,831
Sabre Corp.	2,199	43,782
salesforce.com, Inc. *	316	32,965
Science Applications International Corp.	572	42,442
SS&C Technologies Holdings, Inc.	414	17,094
Sykes Enterprises, Inc. *	790	25,138
Symantec Corp.	9,944	288,078
Synopsys, Inc. *	786	71,039
Take-Two Interactive Software, Inc. *	515	57,448
Teradata Corp. *	2,783	105,782
The Western Union Co.	9,186	180,872
TiVo Corp.	2,789	49,644
Total System Services, Inc.	1,069	79,491
Travelport Worldwide Ltd.	1,222	16,363
Unisys Corp. *	1,710	13,252
Vantiv, Inc., Class A *	319	23,925
Verint Systems, Inc. *	256	11,200
VeriSign, Inc. *	548	63,075
Visa, Inc., Class A	7,788	876,851
VMware, Inc., Class A *	232	27,865
WEX, Inc. *	79	10,169
Zynga, Inc., Class A *	3,900	15,990
		20,369,675

Technology Hardware & Equipment 5.8%
ADTRAN, Inc.	948	21,899
Amphenol Corp., Class A	1,898	171,940
Anixter International, Inc. *	611	43,687
Apple, Inc.	47,455	8,155,142
Arrow Electronics, Inc. *	3,160	255,107
Avnet, Inc.	7,002	289,953
AVX Corp.	1,063	19,283
Belden, Inc.	474	40,143
Benchmark Electronics, Inc. *	1,896	57,828
Security	Number of Shares	Value ($)
CDW Corp.	976	68,330
Cisco Systems, Inc.	58,404	2,178,469
Cognex Corp.	316	43,788
Coherent, Inc. *	89	25,984
CommScope Holding Co., Inc. *	1,138	40,957
Comtech Telecommunications Corp.	1,760	38,139
Corning, Inc.	16,185	524,232
Diebold Nixdorf, Inc.	412	7,910
Dolby Laboratories, Inc., Class A	825	51,299
EchoStar Corp., Class A *	474	28,369
ePlus, Inc. *	175	14,210
F5 Networks, Inc. *	544	73,005
Fabrinet *	483	15,413
FLIR Systems, Inc.	1,612	75,087
Harris Corp.	1,463	211,403
Hewlett Packard Enterprise Co.	30,260	422,127
HP, Inc.	41,500	890,175
II-VI, Inc. *	750	35,550
Insight Enterprises, Inc. *	1,422	55,458
InterDigital, Inc.	316	24,048
IPG Photonics Corp. *	162	37,095
Itron, Inc. *	656	42,279
Jabil, Inc.	5,531	159,569
Juniper Networks, Inc.	6,009	166,810
Keysight Technologies, Inc. *	1,758	76,473
Knowles Corp. *	1,828	28,864
Littelfuse, Inc.	158	32,058
Lumentum Holdings, Inc. *	296	15,999
Methode Electronics, Inc.	334	15,731
Motorola Solutions, Inc.	4,066	382,651
National Instruments Corp.	632	27,776
NCR Corp. *	1,771	55,415
NetApp, Inc.	4,334	244,914
NETGEAR, Inc. *	792	40,788
OSI Systems, Inc. *	404	35,011
Plantronics, Inc.	316	16,533
Plexus Corp. *	790	49,383
Rogers Corp. *	100	16,110
Sanmina Corp. *	2,074	70,516
ScanSource, Inc. *	632	22,752
SYNNEX Corp.	802	109,232
Tech Data Corp. *	1,972	190,692
Trimble, Inc. *	1,195	50,178
TTM Technologies, Inc. *	1,294	21,131
VeriFone Systems, Inc. *	1,110	19,247
ViaSat, Inc. *	200	14,848
Viavi Solutions, Inc. *	2,528	23,687
Vishay Intertechnology, Inc.	3,690	80,811
Western Digital Corp.	4,460	351,716
Xerox Corp.	8,409	249,411
Zebra Technologies Corp., Class A *	475	52,402
		16,579,017

Telecommunication Services 2.8%
AT&T, Inc.	109,882	3,997,507
CenturyLink, Inc.	30,768	448,905
Cincinnati Bell, Inc. *	1,743	37,823
Consolidated Communications Holdings, Inc.	900	12,726
Frontier Communications Corp. (b)	8,924	75,854
General Communication, Inc., Class A *	494	19,715
Iridium Communications, Inc. *	900	11,115
Sprint Corp. *	4,213	25,236
T-Mobile US, Inc. *	1,339	81,773
Telephone & Data Systems, Inc.	3,807	105,416
Verizon Communications, Inc.	61,663	3,138,030
Vonage Holdings Corp. *	3,713	37,798

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Windstream Holdings, Inc.	22,947	60,351
Zayo Group Holdings, Inc. *	520	18,377
		8,070,626

Transportation 2.3%
Alaska Air Group, Inc.	951	65,781
AMERCO	26	9,637
American Airlines Group, Inc.	5,671	286,329
ArcBest Corp.	1,248	47,237
Atlas Air Worldwide Holdings, Inc. *	483	27,893
Avis Budget Group, Inc. *	3,583	136,512
C.H. Robinson Worldwide, Inc.	2,435	210,993
Copa Holdings S.A., Class A	637	85,479
CSX Corp.	10,684	595,633
Delta Air Lines, Inc.	1,744	92,293
Echo Global Logistics, Inc. *	452	12,204
Expeditors International of Washington, Inc.	2,771	179,505
FedEx Corp.	4,185	968,660
Forward Air Corp.	316	17,980
Genesee & Wyoming, Inc., Class A *	721	56,829
Hawaiian Holdings, Inc.	499	21,532
Hertz Global Holdings, Inc. *	8,442	159,976
Hub Group, Inc., Class A *	1,396	66,729
J.B. Hunt Transport Services, Inc.	790	87,801
JetBlue Airways Corp. *	3,342	71,753
Kansas City Southern	805	90,273
Kirby Corp. *	885	59,561
Knight-Swift Transportation Holdings, Inc.	1,472	62,825
Landstar System, Inc.	632	65,222
Macquarie Infrastructure Corp.	490	32,722
Marten Transport Ltd.	820	16,523
Matson, Inc.	372	10,851
Norfolk Southern Corp.	3,722	515,981
Old Dominion Freight Line, Inc.	627	81,034
Roadrunner Transportation Systems, Inc. *	1,207	10,332
Ryder System, Inc.	1,404	115,802
Saia, Inc. *	213	14,015
SkyWest, Inc.	1,667	86,767
Southwest Airlines Co.	1,370	83,118
Spirit Airlines, Inc. *	698	29,756
Union Pacific Corp.	9,998	1,264,747
United Continental Holdings, Inc. *	976	61,800
United Parcel Service, Inc., Class B	5,298	643,442
Werner Enterprises, Inc.	1,106	42,249
		6,487,776

Utilities 3.9%
AES Corp.	24,764	262,003
ALLETE, Inc.	474	38,157
Alliant Energy Corp.	2,904	130,999
Ameren Corp.	3,804	243,304
American Electric Power Co., Inc.	7,060	548,068
American States Water Co.	316	18,230
American Water Works Co., Inc.	1,521	139,263
Aqua America, Inc.	949	36,053
Atmos Energy Corp.	804	74,201
Avangrid, Inc.	500	26,535
Avista Corp.	948	49,239
Black Hills Corp.	474	27,734
California Water Service Group	474	21,614
Calpine Corp. *	13,544	203,431
CenterPoint Energy, Inc.	7,291	218,803
CMS Energy Corp.	3,015	150,448
Consolidated Edison, Inc.	4,593	408,961
Dominion Energy, Inc.	5,862	493,170
DTE Energy Co.	2,333	269,625
Duke Energy Corp.	9,004	802,977
Security	Number of Shares	Value ($)
Dynegy, Inc. *	2,549	30,919
Edison International	4,134	335,970
El Paso Electric Co.	474	28,867
Entergy Corp.	4,044	349,725
Eversource Energy	3,265	211,735
Exelon Corp.	18,999	792,448
FirstEnergy Corp.	11,308	386,055
Great Plains Energy, Inc.	2,381	81,692
Hawaiian Electric Industries, Inc.	1,625	62,319
IDACORP, Inc.	474	46,836
MDU Resources Group, Inc.	3,982	111,297
MGE Energy, Inc.	318	20,988
National Fuel Gas Co.	664	39,043
New Jersey Resources Corp.	1,264	56,374
NextEra Energy, Inc.	4,016	634,689
NiSource, Inc.	2,701	74,359
Northwest Natural Gas Co.	474	32,777
NorthWestern Corp.	474	30,459
NRG Energy, Inc.	10,025	277,191
OGE Energy Corp.	3,078	110,069
ONE Gas, Inc.	278	22,032
Otter Tail Corp.	334	16,132
PG&E Corp.	6,396	346,919
Pinnacle West Capital Corp.	1,738	159,566
PNM Resources, Inc.	1,264	57,512
Portland General Electric Co.	1,278	63,440
PPL Corp.	9,182	336,704
Public Service Enterprise Group, Inc.	8,298	440,292
SCANA Corp.	1,577	68,079
Sempra Energy	2,519	304,774
South Jersey Industries, Inc.	358	12,122
Spire, Inc.	474	38,987
The Southern Co.	12,887	659,814
UGI Corp.	1,841	90,227
Vectren Corp.	1,264	87,848
WEC Energy Group, Inc.	2,787	193,669
Westar Energy, Inc.	1,435	82,096
WGL Holdings, Inc.	544	45,990
Xcel Energy, Inc.	6,251	322,614
		11,225,444
Total Common Stock
(Cost $235,103,193)		285,789,516

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	192,988	192,988

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.00% (c)	1,203,856	1,203,856
Total Other Investment Companies
(Cost $1,396,844)		1,396,844

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	7	926,765	18,854
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,151,381.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2017:
	Balance of Shares Held at 2/28/17	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/17	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	3,460	173	(629)	3,004	$22,968	$1,908	$805

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$285,789,516	$—	$—	$285,789,516
Other Investment Companies[1]	1,396,844	—	—	1,396,844
Futures Contracts[2]	18,854	—	—	18,854
Total	$287,205,214	$—	$—	$287,205,214
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.7%
Adient plc	32,806	2,567,398
BorgWarner, Inc.	50,009	2,784,501
Cooper Tire & Rubber Co.	18,270	671,423
Dana, Inc.	47,736	1,577,197
Delphi Automotive plc	42,000	4,396,140
Ford Motor Co.	1,306,185	16,353,436
General Motors Co.	462,436	19,926,367
Harley-Davidson, Inc.	43,263	2,171,803
Lear Corp.	16,920	3,060,659
Tenneco, Inc.	11,089	658,797
The Goodyear Tire & Rubber Co.	70,914	2,295,486
Thor Industries, Inc.	8,436	1,295,348
Visteon Corp. *	12,007	1,581,202
		59,339,757

Banks 5.0%
Bank of America Corp.	767,065	21,608,221
BB&T Corp.	92,441	4,568,434
CIT Group, Inc.	32,944	1,641,929
Citigroup, Inc.	389,833	29,432,391
Citizens Financial Group, Inc.	55,690	2,266,583
Comerica, Inc.	15,168	1,263,646
Fifth Third Bancorp	111,725	3,408,730
Huntington Bancshares, Inc.	106,124	1,528,185
JPMorgan Chase & Co.	442,611	46,261,702
KeyCorp	102,896	1,952,966
M&T Bank Corp.	12,907	2,180,638
New York Community Bancorp, Inc.	109,699	1,463,385
People's United Financial, Inc.	51,055	971,066
PHH Corp. *	62,610	711,250
Regions Financial Corp.	153,421	2,545,254
SunTrust Banks, Inc.	57,895	3,568,069
The PNC Financial Services Group, Inc.	54,319	7,635,079
U.S. Bancorp	195,941	10,806,146
Wells Fargo & Co.	649,425	36,673,030
		180,486,704

Capital Goods 8.2%
3M Co.	82,084	19,957,904
AECOM *	37,568	1,408,800
AGCO Corp.	27,543	1,949,493
Allison Transmission Holdings, Inc.	19,518	801,019
AMETEK, Inc.	24,511	1,781,705
Arconic, Inc.	77,269	1,901,590
Carlisle Cos., Inc.	7,858	903,434
Caterpillar, Inc.	133,874	18,896,315
Chicago Bridge & Iron Co. N.V. (b)	53,597	874,703
Cummins, Inc.	34,714	5,811,124
Deere & Co.	90,379	13,544,197
Donaldson Co., Inc.	16,528	824,747
Dover Corp.	34,019	3,323,996
Security	Number of Shares	Value ($)
Eaton Corp. plc	78,500	6,105,730
EMCOR Group, Inc.	14,323	1,156,869
Emerson Electric Co.	157,779	10,227,235
Fastenal Co.	37,201	1,948,960
Flowserve Corp.	38,314	1,631,410
Fluor Corp.	93,227	4,513,119
Fortive Corp.	25,971	1,938,735
Fortune Brands Home & Security, Inc.	16,834	1,151,782
General Dynamics Corp.	40,305	8,349,584
General Electric Co.	1,392,830	25,474,861
Honeywell International, Inc.	84,208	13,133,080
Hubbell, Inc.	10,031	1,261,799
Huntington Ingalls Industries, Inc.	4,656	1,125,215
IDEX Corp.	8,518	1,154,785
Illinois Tool Works, Inc.	57,182	9,678,053
Ingersoll-Rand plc	36,556	3,203,037
Jacobs Engineering Group, Inc.	39,557	2,596,126
Johnson Controls International plc	137,656	5,181,372
KBR, Inc.	62,148	1,165,275
Lincoln Electric Holdings, Inc.	12,157	1,107,989
Lockheed Martin Corp.	32,501	10,371,719
Masco Corp.	22,044	945,908
MSC Industrial Direct Co., Inc., Class A	8,166	735,512
Nordson Corp.	5,142	660,027
Northrop Grumman Corp.	32,698	10,051,365
Oshkosh Corp.	24,246	2,183,110
Owens Corning	23,566	2,082,056
PACCAR, Inc.	65,326	4,594,378
Parker-Hannifin Corp.	24,942	4,676,376
Pentair plc	25,974	1,848,310
Quanta Services, Inc. *	53,392	2,023,557
Raytheon Co.	47,078	8,998,960
Regal Beloit Corp.	10,119	778,657
Rockwell Automation, Inc.	15,734	3,037,921
Rockwell Collins, Inc.	20,215	2,674,647
Roper Technologies, Inc.	5,874	1,569,591
Snap-on, Inc.	7,074	1,198,548
Spirit AeroSystems Holdings, Inc., Class A	14,127	1,190,200
Stanley Black & Decker, Inc.	21,553	3,656,035
Terex Corp.	29,603	1,384,236
Textron, Inc.	47,155	2,627,005
The Boeing Co.	72,091	19,954,789
The Timken Co.	22,955	1,145,454
TransDigm Group, Inc.	5,641	1,600,859
Trinity Industries, Inc.	41,320	1,473,058
United Rentals, Inc. *	16,175	2,579,589
United Technologies Corp.	157,325	19,107,121
Valmont Industries, Inc.	4,947	854,842
W.W. Grainger, Inc.	15,019	3,323,855
WABCO Holdings, Inc. *	6,508	972,621
Wabtec Corp.	8,521	655,265
Watsco, Inc.	4,243	710,702
WESCO International, Inc. *	16,731	1,096,717
Xylem, Inc.	19,565	1,356,637
		296,203,670

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Commercial & Professional Services 0.6%
ABM Industries, Inc.	15,943	682,360
Cintas Corp.	12,448	1,959,813
Equifax, Inc.	8,035	916,954
LSC Communications, Inc.	28,651	468,730
ManpowerGroup, Inc.	28,711	3,700,848
Nielsen Holdings plc	45,029	1,653,465
Pitney Bowes, Inc.	89,831	958,497
Republic Services, Inc.	36,646	2,379,791
Robert Half International, Inc.	27,991	1,596,607
The Dun & Bradstreet Corp.	7,835	964,567
Waste Management, Inc.	64,950	5,342,138
		20,623,770

Consumer Durables & Apparel 1.3%
Carter's, Inc.	8,227	891,149
D.R. Horton, Inc.	37,877	1,931,727
Fossil Group, Inc. *(b)	83,134	588,589
Garmin Ltd.	20,544	1,275,371
Hanesbrands, Inc.	37,445	782,226
Hasbro, Inc.	14,542	1,352,697
Leggett & Platt, Inc.	23,749	1,145,652
Lennar Corp., B Shares	—	24
Lennar Corp., Class A	19,803	1,243,232
Mattel, Inc.	114,603	2,091,505
Michael Kors Holdings Ltd. *	34,438	2,012,557
Mohawk Industries, Inc. *	6,038	1,706,399
Newell Brands, Inc.	23,808	737,334
NIKE, Inc., Class B	168,401	10,174,788
NVR, Inc. *	626	2,175,350
Polaris Industries, Inc.	12,531	1,591,562
PulteGroup, Inc.	55,465	1,893,020
PVH Corp.	12,318	1,657,387
Ralph Lauren Corp.	23,807	2,265,236
Tapestry, Inc.	77,532	3,232,309
Tupperware Brands Corp.	14,181	895,105
VF Corp.	57,321	4,182,140
Whirlpool Corp.	16,365	2,758,648
		46,584,007

Consumer Services 1.9%
Adtalem Global Education, Inc. *	26,232	1,087,316
Aramark	35,160	1,497,816
Brinker International, Inc.	20,803	764,094
Carnival Corp.	63,066	4,139,652
Chipotle Mexican Grill, Inc. *	2,955	899,473
Darden Restaurants, Inc.	19,711	1,662,032
H&R Block, Inc.	48,273	1,263,787
International Game Technology plc	33,658	925,258
Las Vegas Sands Corp.	52,769	3,656,364
Marriott International, Inc., Class A	37,355	4,744,085
McDonald's Corp.	141,445	24,324,297
MGM Resorts International	51,178	1,746,193
Royal Caribbean Cruises Ltd.	17,322	2,145,849
Service Corp. International	25,772	952,275
Starbucks Corp.	89,271	5,161,649
The Wendy's Co.	48,087	716,015
Wyndham Worldwide Corp.	25,037	2,813,909
Wynn Resorts Ltd.	15,650	2,473,952
Yum China Holdings, Inc.	46,903	1,915,050
Yum! Brands, Inc.	47,752	3,985,860
		66,874,926

Security	Number of Shares	Value ($)
Diversified Financials 4.8%
Affiliated Managers Group, Inc.	4,406	875,340
AGNC Investment Corp.	56,769	1,129,703
Ally Financial, Inc.	213,284	5,728,808
American Express Co.	157,446	15,384,049
Ameriprise Financial, Inc.	33,659	5,494,159
Annaly Capital Management, Inc.	179,530	2,095,115
Berkshire Hathaway, Inc., Class B *	208,564	40,254,938
BlackRock, Inc.	11,981	6,004,757
Capital One Financial Corp.	110,546	10,170,232
CME Group, Inc.	24,474	3,659,842
Discover Financial Services	88,937	6,278,952
Franklin Resources, Inc.	83,242	3,608,541
Intercontinental Exchange, Inc.	17,774	1,269,952
Invesco Ltd.	71,327	2,579,898
Legg Mason, Inc.	43,170	1,725,073
Leucadia National Corp.	43,224	1,137,223
LPL Financial Holdings, Inc.	18,736	971,274
Moody's Corp.	15,180	2,304,628
Morgan Stanley	96,936	5,002,867
MSCI, Inc.	6,480	833,976
Nasdaq, Inc.	11,081	877,172
Navient Corp.	164,581	2,075,366
Northern Trust Corp.	18,570	1,815,775
Raymond James Financial, Inc.	9,319	822,868
S&P Global, Inc.	19,167	3,171,755
Santander Consumer USA Holdings, Inc.	55,808	962,130
SEI Investments Co.	13,030	916,791
SLM Corp. *	129,842	1,502,272
State Street Corp.	50,928	4,855,985
Synchrony Financial	144,392	5,182,229
T. Rowe Price Group, Inc.	40,900	4,209,428
TD Ameritrade Holding Corp.	21,850	1,118,064
The Bank of New York Mellon Corp.	114,523	6,268,989
The Charles Schwab Corp. (a)	43,236	2,109,484
The Goldman Sachs Group, Inc.	71,497	17,705,517
Voya Financial, Inc.	44,454	1,964,867
Waddell & Reed Financial, Inc., Class A	39,436	800,551
		172,868,570

Energy 13.1%
Anadarko Petroleum Corp.	101,752	4,893,254
Andeavor	57,372	6,051,025
Apache Corp.	122,215	5,112,253
Baker Hughes a GE Co.	129,920	3,862,522
Cabot Oil & Gas Corp.	35,265	1,020,922
Chesapeake Energy Corp. *(b)	445,525	1,813,287
Chevron Corp.	731,894	87,088,067
CNX Resources Corp. *	65,450	913,027
Concho Resources, Inc. *	7,244	1,013,146
ConocoPhillips	637,756	32,449,025
CONSOL Energy, Inc. *	8,181	179,977
Delek US Holdings, Inc.	56,768	1,885,833
Devon Energy Corp.	112,223	4,323,952
Diamond Offshore Drilling, Inc. *(b)	72,811	1,167,888
Ensco plc, Class A (b)	347,214	1,864,539
EOG Resources, Inc.	59,392	6,076,989
EQT Corp.	14,611	870,816
Exxon Mobil Corp.	1,643,136	136,856,797
Halliburton Co.	190,946	7,977,724
Helmerich & Payne, Inc.	26,396	1,546,278
Hess Corp.	177,527	8,144,939
HollyFrontier Corp.	168,778	7,507,245
Kinder Morgan, Inc.	303,977	5,237,524
Marathon Oil Corp.	469,572	6,968,448
Marathon Petroleum Corp.	270,295	16,928,576
Murphy Oil Corp.	135,526	3,787,952

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nabors Industries Ltd.	170,321	1,028,739
National Oilwell Varco, Inc.	178,156	5,977,134
Noble Corp. plc *	349,916	1,462,649
Noble Energy, Inc.	73,115	1,922,924
Occidental Petroleum Corp.	222,418	15,680,469
Oceaneering International, Inc.	49,734	971,802
ONEOK, Inc.	31,733	1,646,943
Patterson-UTI Energy, Inc.	49,364	1,065,769
PBF Energy, Inc., Class A	58,234	1,885,035
Peabody Energy Corp. *	17,636	587,455
Phillips 66	252,687	24,652,144
Pioneer Natural Resources Co.	9,208	1,436,816
QEP Resources, Inc. *	93,917	907,238
Schlumberger Ltd.	264,844	16,645,445
SM Energy Co.	41,078	847,850
Superior Energy Services, Inc. *	102,493	989,057
Targa Resources Corp.	17,329	752,079
The Williams Cos., Inc.	116,934	3,396,933
Transocean Ltd. *	262,531	2,662,064
Valero Energy Corp.	304,866	26,102,627
Weatherford International plc *	499,729	1,649,106
Whiting Petroleum Corp. *	34,138	851,743
World Fuel Services Corp.	105,874	2,971,883
		471,635,909

Food & Staples Retailing 3.9%
Casey's General Stores, Inc.	9,784	1,181,418
Costco Wholesale Corp.	94,033	17,342,506
CVS Health Corp.	386,222	29,584,605
Rite Aid Corp. *	220,456	443,117
Sysco Corp.	123,000	7,100,790
The Kroger Co.	363,525	9,400,756
United Natural Foods, Inc. *	28,112	1,349,938
US Foods Holding Corp. *	17,210	501,155
Wal-Mart Stores, Inc.	629,533	61,209,494
Walgreens Boots Alliance, Inc.	169,197	12,310,774
		140,424,553

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	196,465	13,326,221
Archer-Daniels-Midland Co.	308,030	12,284,237
Brown-Forman Corp., Class B	29,289	1,751,482
Bunge Ltd.	95,507	6,390,373
Campbell Soup Co.	23,788	1,172,748
ConAgra Brands, Inc.	57,763	2,156,293
Constellation Brands, Inc., Class A	7,405	1,611,254
Dr. Pepper Snapple Group, Inc.	29,622	2,671,608
General Mills, Inc.	109,157	6,173,920
Hormel Foods Corp.	40,124	1,462,520
Ingredion, Inc.	13,273	1,838,045
Kellogg Co.	39,959	2,643,688
Lamb Weston Holdings, Inc.	18,133	985,891
McCormick & Co., Inc. Non-Voting Shares	13,043	1,332,734
Molson Coors Brewing Co., Class B	15,873	1,239,681
Mondelez International, Inc., Class A	251,436	10,796,662
Monster Beverage Corp. *	14,959	937,481
PepsiCo, Inc.	210,032	24,472,929
Philip Morris International, Inc.	240,031	24,663,185
The Coca-Cola Co.	539,708	24,702,435
The Hershey Co.	16,053	1,780,759
The J.M. Smucker Co.	19,775	2,307,149
The Kraft Heinz Co.	34,127	2,776,914
Tyson Foods, Inc., Class A	74,332	6,113,807
		155,592,016

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.5%
Abbott Laboratories	219,294	12,361,603
Aetna, Inc.	62,799	11,315,124
AmerisourceBergen Corp.	32,871	2,788,118
Anthem, Inc.	93,539	21,977,923
Baxter International, Inc.	57,930	3,796,153
Becton Dickinson & Co.	22,927	5,232,171
Boston Scientific Corp. *	62,964	1,654,694
C.R. Bard, Inc.	7,084	2,379,799
Cardinal Health, Inc.	121,181	7,172,703
Centene Corp. *	16,448	1,679,176
Cerner Corp. *	18,261	1,290,870
Cigna Corp.	22,874	4,843,112
Community Health Systems, Inc. *(b)	205,238	933,833
Danaher Corp.	47,241	4,457,661
DaVita, Inc. *	28,843	1,761,154
DENTSPLY SIRONA, Inc.	15,705	1,052,392
Edwards Lifesciences Corp. *	9,555	1,119,846
Express Scripts Holding Co. *	246,427	16,062,112
HCA Healthcare, Inc. *	72,520	6,164,200
Henry Schein, Inc. *	25,370	1,812,686
Humana, Inc.	33,124	8,640,727
Intuitive Surgical, Inc. *	5,961	2,383,089
Laboratory Corp. of America Holdings *	10,293	1,629,073
LifePoint Health, Inc. *	14,565	696,207
Magellan Health, Inc. *	11,766	994,227
McKesson Corp.	65,034	9,608,123
MEDNAX, Inc. *	17,016	847,227
Medtronic plc	135,529	11,130,997
Owens & Minor, Inc.	39,253	751,302
Patterson Cos., Inc.	22,790	832,974
Quest Diagnostics, Inc.	28,947	2,850,122
ResMed, Inc.	14,509	1,239,069
Stryker Corp.	26,720	4,168,320
Tenet Healthcare Corp. *(b)	64,707	912,369
UnitedHealth Group, Inc.	144,232	32,909,415
Universal Health Services, Inc., Class B	14,090	1,526,651
Varian Medical Systems, Inc. *	13,236	1,479,123
WellCare Health Plans, Inc. *	7,113	1,514,998
Zimmer Biomet Holdings, Inc.	21,889	2,563,202
		196,532,545

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	27,758	1,307,124
Colgate-Palmolive Co.	105,456	7,640,287
Herbalife Ltd. *(b)	20,076	1,408,131
Kimberly-Clark Corp.	41,713	4,995,549
Nu Skin Enterprises, Inc., Class A	14,741	1,001,061
The Clorox Co.	13,875	1,932,649
The Estee Lauder Cos., Inc., Class A	23,695	2,957,847
The Procter & Gamble Co.	452,940	40,760,070
		62,002,718

Insurance 3.7%
Aflac, Inc.	79,450	6,962,998
Alleghany Corp. *	2,061	1,205,273
American Financial Group, Inc.	11,809	1,240,654
American International Group, Inc.	340,029	20,388,139
Aon plc	34,288	4,807,863
Arch Capital Group Ltd. *	12,841	1,215,914
Arthur J. Gallagher & Co.	18,785	1,236,617
Assurant, Inc.	19,667	1,983,810
Assured Guaranty Ltd.	29,582	1,074,122
Axis Capital Holdings Ltd.	22,941	1,201,879
Brighthouse Financial, Inc. *	3,382	198,828
Chubb Ltd.	41,325	6,285,946

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cincinnati Financial Corp.	18,458	1,379,366
CNO Financial Group, Inc.	47,768	1,204,231
Everest Re Group Ltd.	8,808	1,934,237
First American Financial Corp.	20,043	1,114,190
FNF Group	43,072	1,742,693
Genworth Financial, Inc., Class A *	326,238	1,105,947
Lincoln National Corp.	37,439	2,865,956
Loews Corp.	73,273	3,684,166
Markel Corp. *	780	863,382
Marsh & McLennan Cos., Inc.	55,410	4,650,561
MetLife, Inc.	143,702	7,713,923
Old Republic International Corp.	39,259	823,261
Principal Financial Group, Inc.	32,123	2,273,987
Prudential Financial, Inc.	53,428	6,189,100
Reinsurance Group of America, Inc.	11,951	1,936,660
RenaissanceRe Holdings Ltd.	9,172	1,216,666
The Allstate Corp.	82,439	8,463,188
The Hartford Financial Services Group, Inc.	86,039	4,942,080
The Progressive Corp.	108,011	5,744,025
The Travelers Cos., Inc.	115,020	15,593,261
Torchmark Corp.	17,621	1,565,626
Unum Group	34,666	1,962,789
Validus Holdings Ltd.	13,769	677,159
W.R. Berkley Corp.	17,121	1,183,404
White Mountains Insurance Group Ltd.	936	833,967
Willis Towers Watson plc	6,688	1,075,430
XL Group Ltd.	48,968	1,900,938
		132,442,236

Materials 3.9%
Air Products & Chemicals, Inc.	22,962	3,743,724
Albemarle Corp.	11,082	1,488,534
Alcoa Corp. *	66,799	2,772,826
Allegheny Technologies, Inc. *	46,752	1,064,543
Ashland Global Holdings, Inc.	21,443	1,586,353
Avery Dennison Corp.	16,618	1,896,446
Ball Corp.	69,005	2,753,990
Bemis Co., Inc.	27,348	1,283,168
Celanese Corp., Series A	16,215	1,738,897
CF Industries Holdings, Inc.	94,504	3,541,065
Cleveland-Cliffs, Inc. *	95,064	633,126
Commercial Metals Co.	53,145	1,054,397
Crown Holdings, Inc. *	13,844	826,902
Domtar Corp.	44,052	2,124,187
DowDuPont, Inc.	334,394	24,062,992
Eastman Chemical Co.	28,567	2,638,734
Ecolab, Inc.	21,766	2,958,435
FMC Corp.	17,921	1,691,742
Freeport-McMoRan, Inc. *	593,388	8,259,961
Graphic Packaging Holding Co.	61,457	940,907
Huntsman Corp.	52,011	1,662,272
International Flavors & Fragrances, Inc.	7,864	1,222,380
International Paper Co.	92,932	5,260,881
LyondellBasell Industries N.V., Class A	133,321	13,958,709
Martin Marietta Materials, Inc.	4,153	865,444
Monsanto Co.	74,347	8,798,224
Newmont Mining Corp.	95,411	3,529,253
Nucor Corp.	77,944	4,481,780
Owens-Illinois, Inc. *	51,874	1,256,388
Packaging Corp. of America	10,312	1,223,003
PPG Industries, Inc.	41,285	4,824,152
Praxair, Inc.	43,935	6,762,475
Reliance Steel & Aluminum Co.	24,340	1,913,367
RPM International, Inc.	16,232	859,809
Sealed Air Corp.	19,652	944,279
Sonoco Products Co.	19,644	1,051,150
Steel Dynamics, Inc.	40,132	1,545,082
The Chemours Co.	54,137	2,782,642
Security	Number of Shares	Value ($)
The Mosaic Co.	211,141	5,128,615
The Sherwin-Williams Co.	4,652	1,858,102
United States Steel Corp.	57,602	1,665,850
Vulcan Materials Co.	7,797	979,693
WestRock Co.	34,729	2,167,437
		141,801,916

Media 2.7%
CBS Corp., Class B Non-Voting Shares	91,546	5,132,069
Charter Communications, Inc., Class A *	5,200	1,696,292
Comcast Corp., Class A	612,793	23,004,249
Discovery Communications, Inc., Class A *	53,359	1,014,888
Discovery Communications, Inc., Class C *	82,511	1,491,799
DISH Network Corp., Class A *	21,604	1,094,243
News Corp., Class A	102,466	1,655,851
News Corp., Class B	30,028	492,459
Omnicom Group, Inc.	46,505	3,322,317
Scripps Networks Interactive, Inc., Class A	16,580	1,356,907
TEGNA, Inc.	49,153	652,752
The Interpublic Group of Cos., Inc.	47,860	946,671
The Walt Disney Co.	220,729	23,136,814
Time Warner, Inc.	164,834	15,083,959
Tribune Media Co., Class A	19,941	821,569
Twenty-First Century Fox, Inc., Class A	229,094	7,317,262
Twenty-First Century Fox, Inc., Class B	103,359	3,219,633
Viacom, Inc., Class B	224,946	6,370,471
		97,810,205

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	129,443	12,545,616
Agilent Technologies, Inc.	29,441	2,038,495
Allergan plc	8,234	1,431,316
Amgen, Inc.	88,682	15,577,880
Biogen, Inc. *	13,066	4,209,473
Bristol-Myers Squibb Co.	161,443	10,201,583
Celgene Corp. *	41,291	4,163,371
Eli Lilly & Co.	121,806	10,309,660
Gilead Sciences, Inc.	162,140	12,124,829
Johnson & Johnson	305,504	42,565,872
Merck & Co., Inc.	469,351	25,941,030
Mettler-Toledo International, Inc. *	1,996	1,255,903
Mylan N.V. *	63,370	2,314,906
Perrigo Co., plc	14,339	1,250,504
Pfizer, Inc.	1,381,429	50,090,616
Thermo Fisher Scientific, Inc.	25,576	4,930,030
United Therapeutics Corp. *	5,305	689,597
Waters Corp. *	6,618	1,304,871
Zoetis, Inc.	20,493	1,481,439
		204,426,991

Real Estate 1.3%
American Tower Corp.	15,863	2,283,162
AvalonBay Communities, Inc.	7,662	1,389,350
Boston Properties, Inc.	14,735	1,847,474
Brixmor Property Group, Inc.	36,188	653,917
CBRE Group, Inc., Class A *	27,987	1,213,516
CoreCivic, Inc.	35,288	829,621
Crown Castle International Corp.	16,220	1,832,860
Digital Realty Trust, Inc.	13,812	1,611,860
Duke Realty Corp.	25,552	718,778
Equinix, Inc.	1,953	907,149
Equity Residential	32,195	2,151,270
Essex Property Trust, Inc.	2,598	641,680
GGP, Inc.	62,222	1,462,217
HCP, Inc.	61,447	1,624,659
Hospitality Properties Trust	31,993	959,470

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Host Hotels & Resorts, Inc.	126,312	2,499,714
Iron Mountain, Inc.	51,852	2,119,191
JBG SMITH Properties	3,354	111,722
Jones Lang LaSalle, Inc.	8,111	1,236,846
Kimco Realty Corp.	41,614	770,691
Prologis, Inc.	31,399	2,079,556
Public Storage	8,050	1,715,616
Realogy Holdings Corp.	27,702	773,163
Simon Property Group, Inc.	24,170	3,909,498
SL Green Realty Corp.	7,975	815,284
The Macerich Co.	15,293	990,222
Ventas, Inc.	33,981	2,175,124
Vornado Realty Trust	17,622	1,367,820
Welltower, Inc.	34,217	2,308,279
Weyerhaeuser Co.	91,605	3,240,985
		46,240,694

Retailing 4.7%
Abercrombie & Fitch Co., Class A	96,845	1,681,229
Advance Auto Parts, Inc.	8,834	892,234
Amazon.com, Inc. *	6,404	7,535,907
American Eagle Outfitters, Inc.	81,384	1,308,655
Ascena Retail Group, Inc. *(b)	229,402	536,801
AutoNation, Inc. *(b)	27,332	1,513,373
AutoZone, Inc. *	1,985	1,363,219
Bed Bath & Beyond, Inc.	125,729	2,815,072
Best Buy Co., Inc.	111,038	6,618,975
Big Lots, Inc.	27,424	1,620,758
CarMax, Inc. *	31,182	2,148,752
Chico's FAS, Inc.	81,269	716,793
Core-Mark Holding Co., Inc.	38,529	1,277,622
Dick's Sporting Goods, Inc.	31,357	923,777
Dillard's, Inc., Class A (b)	19,557	1,175,376
Dollar General Corp.	63,856	5,624,436
Dollar Tree, Inc. *	29,654	3,047,245
Expedia, Inc.	8,772	1,074,570
Foot Locker, Inc.	37,825	1,620,423
GameStop Corp., Class A (b)	103,232	1,935,600
Genuine Parts Co.	32,763	3,045,976
GNC Holdings, Inc., Class A (b)	110,013	613,872
Group 1 Automotive, Inc.	10,044	813,865
Kohl's Corp.	150,835	7,235,555
L Brands, Inc.	57,808	3,241,295
Liberty Interactive Corp. QVC Group, Class A *	119,924	2,926,146
LKQ Corp. *	33,813	1,332,908
Lowe's Cos., Inc.	202,306	16,866,251
Macy's, Inc.	179,735	4,277,693
Murphy USA, Inc. *	31,623	2,493,474
Nordstrom, Inc.	53,507	2,431,893
O'Reilly Automotive, Inc. *	11,727	2,770,035
Office Depot, Inc.	202,878	663,411
Ross Stores, Inc.	40,436	3,074,349
Sally Beauty Holdings, Inc. *	38,076	649,196
Signet Jewelers Ltd.	19,800	1,035,342
Target Corp.	269,133	16,121,067
The Gap, Inc.	137,351	4,437,811
The Home Depot, Inc.	170,504	30,660,029
The Priceline Group, Inc. *	2,137	3,717,760
The TJX Cos., Inc.	107,335	8,109,159
Tiffany & Co.	14,469	1,367,320
Tractor Supply Co.	25,134	1,715,144
Urban Outfitters, Inc. *	45,532	1,416,956
Williams-Sonoma, Inc.	24,830	1,270,303
		167,717,627

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc.	28,202	2,428,474
Applied Materials, Inc.	104,841	5,532,460
Broadcom Ltd.	5,959	1,656,244
First Solar, Inc. *	20,878	1,296,524
Intel Corp.	1,188,847	53,307,900
KLA-Tencor Corp.	21,748	2,223,516
Lam Research Corp.	13,642	2,623,766
Marvell Technology Group Ltd.	106,795	2,385,800
Maxim Integrated Products, Inc.	40,110	2,098,956
Microchip Technology, Inc.	15,019	1,306,503
Micron Technology, Inc. *	155,421	6,588,296
NVIDIA Corp.	16,054	3,222,198
NXP Semiconductor N.V. *	12,246	1,388,574
ON Semiconductor Corp. *	52,824	1,060,706
Qorvo, Inc. *	19,264	1,475,237
QUALCOMM, Inc.	272,409	18,071,613
Skyworks Solutions, Inc.	10,251	1,073,690
Texas Instruments, Inc.	121,014	11,773,452
Xilinx, Inc.	26,857	1,866,830
		121,380,739

Software & Services 7.1%
Accenture plc, Class A	78,829	11,667,480
Activision Blizzard, Inc.	73,258	4,571,299
Adobe Systems, Inc. *	14,386	2,610,627
Akamai Technologies, Inc. *	17,713	988,031
Alliance Data Systems Corp.	5,614	1,343,262
Alphabet, Inc., Class A *	12,107	12,544,910
Alphabet, Inc., Class C *	12,025	12,282,455
Amdocs Ltd.	28,381	1,852,995
Autodesk, Inc. *	8,653	949,234
Automatic Data Processing, Inc.	37,537	4,296,485
Booz Allen Hamilton Holding Corp.	24,190	935,911
Broadridge Financial Solutions, Inc.	14,009	1,264,452
CA, Inc.	68,896	2,278,391
CACI International, Inc., Class A *	6,539	862,821
Cars.com, Inc. *	10,739	260,313
Citrix Systems, Inc. *	17,939	1,571,995
Cognizant Technology Solutions Corp., Class A	48,874	3,532,613
eBay, Inc. *	87,889	3,047,112
Electronic Arts, Inc. *	13,402	1,425,303
Facebook, Inc., Class A *	24,389	4,321,243
Fidelity National Information Services, Inc.	37,080	3,497,756
First Data Corp., Class A *	45,004	740,316
Fiserv, Inc. *	23,537	3,093,939
Global Payments, Inc.	10,484	1,054,271
IAC/InterActiveCorp *	13,018	1,656,801
International Business Machines Corp.	273,092	42,047,975
Intuit, Inc.	23,436	3,684,608
Leidos Holdings, Inc.	24,063	1,529,685
MasterCard, Inc., Class A	57,241	8,613,053
Microsoft Corp.	811,645	68,316,160
Oracle Corp.	486,041	23,845,171
Paychex, Inc.	29,483	1,984,501
PayPal Holdings, Inc. *	38,183	2,891,599
Symantec Corp.	137,779	3,991,458
Teradata Corp. *	44,076	1,675,329
The Western Union Co.	132,741	2,613,670
Total System Services, Inc.	16,808	1,249,843
Visa, Inc., Class A	105,267	11,852,012
		256,945,079

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.9%
Amphenol Corp., Class A	25,393	2,300,352
Anixter International, Inc. *	9,864	705,276
Apple, Inc.	650,049	111,710,921
Arrow Electronics, Inc. *	41,116	3,319,295
Avnet, Inc.	90,219	3,735,969
CDW Corp.	17,575	1,230,426
Cisco Systems, Inc.	799,865	29,834,964
CommScope Holding Co., Inc. *	17,086	614,925
Corning, Inc.	228,959	7,415,982
F5 Networks, Inc. *	8,484	1,138,553
FLIR Systems, Inc.	21,592	1,005,755
Harris Corp.	17,666	2,552,737
Hewlett Packard Enterprise Co.	426,650	5,951,767
HP, Inc.	565,437	12,128,624
Jabil, Inc.	74,856	2,159,596
Juniper Networks, Inc.	89,965	2,497,428
Keysight Technologies, Inc. *	21,805	948,518
Motorola Solutions, Inc.	57,071	5,370,952
NCR Corp. *	19,790	619,229
NetApp, Inc.	60,518	3,419,872
Sanmina Corp. *	24,390	829,260
SYNNEX Corp.	8,471	1,153,750
Tech Data Corp. *	29,796	2,881,273
Western Digital Corp.	58,607	4,621,748
Xerox Corp.	107,934	3,201,322
		211,348,494

Telecommunication Services 3.0%
AT&T, Inc.	1,502,476	54,660,077
CenturyLink, Inc.	419,968	6,127,333
Frontier Communications Corp. (b)	114,234	970,989
Sprint Corp. *	57,858	346,569
T-Mobile US, Inc. *	21,123	1,289,982
Telephone & Data Systems, Inc.	49,431	1,368,744
Verizon Communications, Inc.	841,968	42,847,752
Windstream Holdings, Inc.	247,997	652,232
		108,263,678

Transportation 2.2%
Alaska Air Group, Inc.	14,682	1,015,554
American Airlines Group, Inc.	71,883	3,629,373
Avis Budget Group, Inc. *	51,102	1,946,986
C.H. Robinson Worldwide, Inc.	33,530	2,905,374
CSX Corp.	149,013	8,307,475
Delta Air Lines, Inc.	28,017	1,482,660
Expeditors International of Washington, Inc.	41,133	2,664,596
FedEx Corp.	55,788	12,912,690
Hertz Global Holdings, Inc. *	113,481	2,150,465
J.B. Hunt Transport Services, Inc.	12,030	1,337,014
JetBlue Airways Corp. *	48,100	1,032,707
Kansas City Southern	11,769	1,319,776
Kirby Corp. *	10,088	678,922
Norfolk Southern Corp.	47,957	6,648,279
Old Dominion Freight Line, Inc.	6,818	881,158
Ryder System, Inc.	20,812	1,716,574
Southwest Airlines Co.	17,782	1,078,834
Union Pacific Corp.	136,512	17,268,768
United Continental Holdings, Inc. *	14,110	893,445
United Parcel Service, Inc., Class B	74,931	9,100,370
		78,971,020

Security	Number of Shares	Value ($)
Utilities 4.0%
AES Corp.	363,862	3,849,660
Alliant Energy Corp.	31,748	1,432,152
Ameren Corp.	47,353	3,028,698
American Electric Power Co., Inc.	94,796	7,359,014
American Water Works Co., Inc.	19,985	1,829,827
Atmos Energy Corp.	14,364	1,325,654
Calpine Corp. *	164,664	2,473,253
CenterPoint Energy, Inc.	91,858	2,756,659
CMS Energy Corp.	44,670	2,229,033
Consolidated Edison, Inc.	59,206	5,271,702
Dominion Energy, Inc.	81,502	6,856,763
DTE Energy Co.	31,722	3,666,112
Duke Energy Corp.	125,789	11,217,863
Edison International	53,303	4,331,935
Entergy Corp.	57,443	4,967,671
Eversource Energy	44,841	2,907,939
Exelon Corp.	261,441	10,904,704
FirstEnergy Corp.	160,421	5,476,773
Great Plains Energy, Inc.	35,648	1,223,083
MDU Resources Group, Inc.	40,970	1,145,112
National Fuel Gas Co.	14,380	845,544
NextEra Energy, Inc.	54,760	8,654,270
NiSource, Inc.	37,340	1,027,970
NRG Energy, Inc.	146,079	4,039,084
OGE Energy Corp.	37,315	1,334,384
PG&E Corp.	86,052	4,667,460
Pinnacle West Capital Corp.	20,126	1,847,768
PPL Corp.	129,696	4,755,952
Public Service Enterprise Group, Inc.	115,103	6,107,365
SCANA Corp.	23,586	1,018,208
Sempra Energy	35,302	4,271,189
The Southern Co.	178,147	9,121,126
UGI Corp.	31,346	1,536,267
Vectren Corp.	14,424	1,002,468
WEC Energy Group, Inc.	34,516	2,398,517
Westar Energy, Inc.	21,702	1,241,571
Xcel Energy, Inc.	88,028	4,543,125
		142,665,875
Total Common Stock
(Cost $3,088,844,536)		3,579,183,699

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	4,582,436	4,582,436

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 1.00% (c)	13,079,758	13,079,758
Total Other Investment Companies
(Cost $17,662,194)		17,662,194

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/15/17	105	13,901,475	320,656
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $12,539,356.
(c)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp. since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2017:
	Balance of Shares Held at 2/28/17	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/17	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	31,379	15,072	(3,215)	43,236	$350,386	($2,065)	$9,340

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,579,183,699	$—	$—	$3,579,183,699
Other Investment Companies[1]	17,662,194	—	—	17,662,194
Futures Contracts[2]	320,656	—	—	320,656
Total	$3,597,166,549	$—	$—	$3,597,166,549
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	154,820	2,779,019
Cooper-Standard Holding, Inc. *	31,162	3,928,593
Dorman Products, Inc. *	22,650	1,547,222
Gentex Corp.	260,836	5,341,921
Gentherm, Inc. *	18,737	674,532
LCI Industries	24,681	3,230,743
Modine Manufacturing Co. *	59,998	1,373,954
Standard Motor Products, Inc.	36,396	1,645,463
Superior Industries International, Inc.	95,798	1,599,827
Tower International, Inc.	46,582	1,499,941
Winnebago Industries, Inc.	23,977	1,312,741
		24,933,956

Banks 5.5%
Associated Banc-Corp.	122,674	3,128,187
BancorpSouth Bank	52,300	1,738,975
Bank of Hawaii Corp.	42,021	3,566,742
Bank of the Ozarks, Inc.	24,712	1,191,613
BankUnited, Inc.	87,792	3,268,496
BOK Financial Corp.	23,807	2,118,823
Capitol Federal Financial, Inc.	144,834	2,036,366
Cathay General Bancorp	36,208	1,571,065
Chemical Financial Corp.	11,340	639,463
Columbia Banking System, Inc.	31,962	1,473,448
Commerce Bancshares, Inc.	71,894	4,070,641
Community Bank System, Inc.	25,668	1,421,494
Cullen/Frost Bankers, Inc.	39,226	3,860,231
CVB Financial Corp.	62,813	1,544,572
East West Bancorp, Inc.	94,611	5,822,361
F.N.B. Corp.	165,055	2,342,130
First Citizens BancShares, Inc., Class A	5,943	2,534,630
First Commonwealth Financial Corp.	43,089	650,644
First Financial Bancorp	60,861	1,725,409
First Financial Bankshares, Inc.	26,953	1,278,920
First Horizon National Corp.	194,691	3,775,058
First Midwest Bancorp, Inc.	24,170	603,525
First Republic Bank	52,244	4,991,392
Fulton Financial Corp.	167,915	3,190,385
Glacier Bancorp, Inc.	48,560	1,944,828
Great Western Bancorp, Inc.	33,086	1,367,114
Hancock Holding Co.	62,092	3,188,424
Home BancShares, Inc.	24,349	579,506
IBERIABANK Corp.	17,516	1,361,869
International Bancshares Corp.	50,983	2,103,049
Investors Bancorp, Inc.	119,946	1,711,629
MB Financial, Inc.	38,405	1,787,753
National Bank Holdings Corp., Class A	37,530	1,273,393
NBT Bancorp, Inc.	35,001	1,359,439
Northwest Bancshares, Inc.	136,474	2,310,505
Ocwen Financial Corp. *	540,857	1,725,334
OFG Bancorp	50,569	495,576
Security	Number of Shares	Value ($)
Old National Bancorp	101,923	1,860,095
PacWest Bancorp	44,257	2,109,289
Park National Corp.	14,018	1,575,062
Popular, Inc.	123,321	4,360,631
Prosperity Bancshares, Inc.	37,581	2,632,173
Provident Financial Services, Inc.	45,766	1,251,242
Radian Group, Inc.	72,947	1,494,684
Signature Bank *	17,131	2,351,744
SVB Financial Group *	19,652	4,473,581
Synovus Financial Corp.	83,186	4,128,521
TCF Financial Corp.	170,772	3,468,379
Texas Capital Bancshares, Inc. *	17,050	1,540,467
The Bank of NT Butterfield & Son Ltd.	15,568	619,295
Trustmark Corp.	67,815	2,301,641
UMB Financial Corp.	24,873	1,869,455
Umpqua Holdings Corp.	142,402	3,148,508
Union Bankshares Corp.	17,729	668,206
United Bankshares, Inc.	48,105	1,806,343
Valley National Bancorp	260,405	3,098,819
Washington Federal, Inc.	103,338	3,596,162
Webster Financial Corp.	57,362	3,290,858
Westamerica Bancorp	30,938	1,912,897
Western Alliance Bancorp *	12,542	729,694
Wintrust Financial Corp.	27,690	2,321,806
Zions Bancorp	111,901	5,544,695
		141,907,236

Capital Goods 12.5%
A.O. Smith Corp.	82,573	5,236,780
AAR Corp.	97,754	4,064,611
Actuant Corp., Class A	151,196	3,991,574
Acuity Brands, Inc.	22,645	3,881,806
Aegion Corp. *	86,083	2,378,473
Air Lease Corp.	62,197	2,693,130
Aircastle Ltd.	83,948	2,056,726
Alamo Group, Inc.	6,882	811,732
Albany International Corp., Class A	30,995	2,005,377
Allegion plc	32,945	2,771,992
Altra Industrial Motion Corp.	31,694	1,540,328
American Woodmark Corp. *	6,722	669,511
Apogee Enterprises, Inc.	32,187	1,610,316
Applied Industrial Technologies, Inc.	78,149	4,997,629
Armstrong Flooring, Inc. *	56,534	990,476
Armstrong World Industries, Inc. *	127,630	7,651,418
Astec Industries, Inc.	33,379	1,848,195
Atkore International Group, Inc. *	33,801	719,285
AZZ, Inc.	27,083	1,302,692
Babcock & Wilcox Enterprises, Inc. *(a)	404,037	1,898,974
Barnes Group, Inc.	51,477	3,411,381
Beacon Roofing Supply, Inc. *	71,355	4,572,428
BMC Stock Holdings, Inc. *	24,749	571,702
Briggs & Stratton Corp.	131,116	3,264,788
BWX Technologies, Inc.	79,353	4,955,595
Chart Industries, Inc. *	55,395	2,696,629
CIRCOR International, Inc.	29,093	1,409,265
Colfax Corp. *	100,562	3,746,940

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Comfort Systems USA, Inc.	52,472	2,253,672
Crane Co.	54,187	4,625,944
Cubic Corp.	54,125	3,353,044
Curtiss-Wright Corp.	46,265	5,746,113
Dycom Industries, Inc. *	26,885	2,886,642
Encore Wire Corp.	59,086	2,753,408
EnerSys	70,996	4,905,114
EnPro Industries, Inc.	25,270	2,182,570
ESCO Technologies, Inc.	25,503	1,666,621
Esterline Technologies Corp. *	45,869	3,249,819
Federal Signal Corp.	90,130	1,937,795
Franklin Electric Co., Inc.	49,335	2,284,211
GATX Corp.	85,312	5,387,453
Generac Holdings, Inc. *	108,012	5,310,950
General Cable Corp.	208,577	4,484,406
Gibraltar Industries, Inc. *	17,737	583,547
Global Brass & Copper Holdings, Inc.	22,463	777,220
Graco, Inc.	42,597	5,605,339
Granite Construction, Inc.	61,665	4,092,706
Griffon Corp.	70,877	1,654,978
H&E Equipment Services, Inc.	87,971	3,271,641
Harsco Corp. *	225,386	4,068,217
HD Supply Holdings, Inc. *	97,797	3,616,533
HEICO Corp.	7,938	717,278
HEICO Corp., Class A	13,199	1,001,804
Herc Holdings, Inc. *	74,976	4,437,080
Hexcel Corp.	89,192	5,529,904
Hillenbrand, Inc.	72,114	3,284,793
Hyster-Yale Materials Handling, Inc.	30,215	2,563,138
ITT, Inc.	49,786	2,698,401
Kaman Corp.	49,544	2,955,795
Kennametal, Inc.	159,055	7,415,144
KLX, Inc. *	64,834	3,637,836
Lennox International, Inc.	29,557	6,199,285
Lindsay Corp.	18,241	1,711,553
Masonite International Corp. *	29,322	2,159,565
MasTec, Inc. *	91,508	4,104,134
Meritor, Inc. *	72,836	1,819,443
Moog, Inc., Class A *	66,123	5,561,606
MRC Global, Inc. *	301,818	4,741,561
Mueller Industries, Inc.	160,248	5,833,027
Mueller Water Products, Inc., Class A	130,883	1,634,729
MYR Group, Inc. *	49,848	1,772,595
National Presto Industries, Inc.	12,777	1,324,975
NOW, Inc. *	387,581	3,999,836
Orbital ATK, Inc.	39,275	5,181,943
Primoris Services Corp.	74,585	2,087,634
Quanex Building Products Corp.	82,510	1,806,969
Raven Industries, Inc.	47,733	1,823,401
RBC Bearings, Inc. *	14,155	1,888,985
Rexnord Corp. *	109,588	2,730,933
Rush Enterprises, Inc., Class A *	79,303	3,862,849
Sensata Technologies Holding N.V. *	112,400	5,614,380
Simpson Manufacturing Co., Inc.	48,434	2,904,587
SPX Corp. *	78,492	2,503,110
SPX FLOW, Inc. *	116,798	5,229,046
Standex International Corp.	14,371	1,537,697
Teledyne Technologies, Inc. *	34,913	6,502,197
Tennant Co.	25,926	1,705,931
Textainer Group Holdings Ltd. *	95,926	2,201,502
The Greenbrier Cos., Inc.	54,810	2,740,500
The Middleby Corp. *	21,419	2,731,351
The Toro Co.	78,070	5,094,068
Titan International, Inc.	165,856	1,985,296
TriMas Corp. *	67,368	1,744,831
Triton International Ltd. *	28,506	1,127,982
Triumph Group, Inc.	231,392	7,150,013
Tutor Perini Corp. *	118,050	2,974,860
Univar, Inc. *	54,876	1,616,647
Security	Number of Shares	Value ($)
Universal Forest Products, Inc.	126,951	4,971,401
USG Corp. *	49,119	1,867,013
Veritiv Corp. *	43,908	1,196,493
Wabash National Corp.	105,798	2,131,830
Watts Water Technologies, Inc., Class A	37,833	2,814,775
Welbilt, Inc. *	83,965	1,884,175
Woodward, Inc.	59,071	4,569,142
		323,732,719

Commercial & Professional Services 5.3%
ACCO Brands Corp. *	182,281	2,396,995
Brady Corp., Class A	66,815	2,612,466
CBIZ, Inc. *	88,248	1,301,658
Clean Harbors, Inc. *	70,989	3,823,468
Copart, Inc. *	173,890	7,505,092
Covanta Holding Corp.	269,357	4,094,226
Deluxe Corp.	66,818	4,750,760
Ennis, Inc.	72,524	1,533,883
Essendant, Inc.	353,530	3,326,717
Exponent, Inc.	11,461	865,306
FTI Consulting, Inc. *	95,090	4,089,821
Healthcare Services Group, Inc.	53,673	2,787,239
Herman Miller, Inc.	87,057	3,112,288
HNI Corp.	73,027	2,555,945
Huron Consulting Group, Inc. *	37,901	1,550,151
ICF International, Inc. *	30,538	1,650,579
IHS Markit Ltd. *	136,327	6,082,911
Insperity, Inc.	22,641	2,669,374
Interface, Inc.	88,084	2,197,696
KAR Auction Services, Inc.	121,897	6,139,952
Kelly Services, Inc., Class A	213,137	6,212,944
Kforce, Inc.	92,271	2,399,046
Kimball International, Inc., Class B	35,564	659,357
Knoll, Inc.	59,514	1,295,620
Korn/Ferry International	57,816	2,534,653
Matthews International Corp., Class A	25,690	1,455,338
McGrath RentCorp	42,734	2,042,685
Mobile Mini, Inc.	43,966	1,578,379
MSA Safety, Inc.	30,429	2,616,894
Navigant Consulting, Inc. *	86,841	1,666,479
On Assignment, Inc. *	45,909	2,936,340
Quad/Graphics, Inc.	143,856	3,238,199
R.R. Donnelley & Sons Co.	414,652	3,893,582
Resources Connection, Inc.	121,417	1,948,743
Rollins, Inc.	45,303	2,099,794
Steelcase, Inc., Class A	217,695	3,308,964
Stericycle, Inc. *	67,917	4,503,576
Team, Inc. *	64,251	883,451
Tetra Tech, Inc.	81,432	4,071,600
The Brink's Co.	59,657	4,823,268
TransUnion *	20,043	1,112,787
TrueBlue, Inc. *	97,861	2,784,145
UniFirst Corp.	18,876	3,086,226
Verisk Analytics, Inc. *	81,042	7,814,070
Viad Corp.	36,058	2,076,941
		136,089,608

Consumer Durables & Apparel 3.2%
American Outdoor Brands Corp. *	80,883	1,134,788
Brunswick Corp.	98,267	5,439,078
CalAtlantic Group, Inc.	48,363	2,710,263
Callaway Golf Co.	46,191	670,231
Columbia Sportswear Co.	33,551	2,358,971
Crocs, Inc. *	267,519	2,923,983
Deckers Outdoor Corp. *	83,317	6,226,279
Ethan Allen Interiors, Inc.	42,857	1,259,996
G-III Apparel Group Ltd. *	120,514	3,711,831

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GoPro, Inc., Class A *(a)	93,493	798,430
Helen of Troy Ltd. *	35,953	3,214,198
Iconix Brand Group, Inc. *	355,321	668,003
iRobot Corp. *	5,775	396,281
KB Home	82,582	2,589,772
La-Z-Boy, Inc.	105,216	3,461,606
Lululemon Athletica, Inc. *	68,013	4,554,150
M.D.C Holdings, Inc.	67,923	2,433,002
M/I Homes, Inc. *	19,527	707,073
Meritage Homes Corp. *	57,950	3,184,353
Movado Group, Inc.	21,217	622,719
Oxford Industries, Inc.	25,509	1,760,121
Skechers U.S.A., Inc., Class A *	112,713	3,956,226
Steven Madden Ltd. *	94,213	4,027,606
Sturm Ruger & Co., Inc. (a)	37,213	2,037,412
Taylor Morrison Home Corp., Class A *	41,769	1,009,139
Tempur Sealy International, Inc. *	61,361	3,553,416
Toll Brothers, Inc.	94,629	4,762,678
TopBuild Corp. *	22,797	1,549,968
TRI Pointe Group, Inc. *	60,351	1,093,560
Under Armour, Inc., Class A *(a)	109,734	1,458,365
Under Armour, Inc., Class C *(a)	101,510	1,211,014
Unifi, Inc. *	40,379	1,475,449
Universal Electronics, Inc. *	9,283	492,927
Vista Outdoor, Inc. *	138,132	1,990,482
Wolverine World Wide, Inc.	128,530	3,723,514
		83,166,884

Consumer Services 5.0%
American Public Education, Inc. *	26,301	706,182
Ascent Capital Group, Inc., Class A *	68,849	828,942
BJ's Restaurants, Inc.	43,039	1,538,644
Bloomin' Brands, Inc.	186,060	3,994,708
Boyd Gaming Corp.	69,700	2,222,733
Bright Horizons Family Solutions, Inc. *	27,968	2,487,754
Buffalo Wild Wings, Inc. *	18,762	2,925,934
Caesars Entertainment Corp. *	138,064	1,829,348
Capella Education Co.	22,585	1,926,500
Career Education Corp. *	199,212	2,643,543
Choice Hotels International, Inc.	37,812	2,968,242
Churchill Downs, Inc.	9,917	2,330,495
Cracker Barrel Old Country Store, Inc. (a)	21,166	3,308,881
Dave & Buster's Entertainment, Inc. *	8,383	444,550
DineEquity, Inc.	43,034	1,973,970
Domino's Pizza, Inc.	24,535	4,567,436
Dunkin' Brands Group, Inc.	66,205	3,952,438
Extended Stay America, Inc.	142,123	2,482,889
Fiesta Restaurant Group, Inc. *	33,801	638,839
Graham Holdings Co., Class B	9,271	5,405,920
Grand Canyon Education, Inc. *	22,145	2,102,889
Hilton Grand Vacations, Inc. *	21,432	856,637
Hilton Worldwide Holdings, Inc.	87,385	6,777,581
Houghton Mifflin Harcourt Co. *	190,308	1,855,503
Hyatt Hotels Corp., Class A *	40,020	2,895,847
ILG, Inc.	58,915	1,654,922
International Speedway Corp., Class A	36,144	1,490,940
Jack in the Box, Inc.	42,108	4,358,599
K12, Inc. *	82,777	1,369,132
La Quinta Holdings, Inc. *	105,761	1,883,603
Marriott Vacations Worldwide Corp.	25,407	3,410,890
Norwegian Cruise Line Holdings Ltd. *	83,486	4,521,602
Penn National Gaming, Inc. *	151,643	4,361,253
Pinnacle Entertainment, Inc. *	79,895	2,451,179
Red Robin Gourmet Burgers, Inc. *	34,688	1,817,651
Red Rock Resorts, Inc., Class A	33,907	1,046,031
Regis Corp. *	214,521	3,421,610
SeaWorld Entertainment, Inc. *(a)	203,602	2,392,323
ServiceMaster Global Holdings, Inc. *	51,277	2,506,420
Security	Number of Shares	Value ($)
Six Flags Entertainment Corp.	74,019	4,842,323
Sonic Corp. (a)	25,230	643,870
Sotheby's *	59,730	3,077,887
Strayer Education, Inc.	26,982	2,677,424
Texas Roadhouse, Inc.	70,460	3,598,392
The Cheesecake Factory, Inc.	82,912	4,066,004
Vail Resorts, Inc.	14,433	3,249,734
Weight Watchers International, Inc. *	179,203	7,897,476
		130,405,670

Diversified Financials 4.3%
BGC Partners, Inc., Class A	154,680	2,525,924
Cannae Holdings, Inc. *	513,357	9,348,231
Capstead Mortgage Corp.	158,551	1,438,058
Cboe Global Markets, Inc.	51,727	6,384,664
Chimera Investment Corp.	218,635	4,001,020
Credit Acceptance Corp. *(a)	10,916	3,306,456
CYS Investments, Inc.	205,603	1,663,328
Donnelley Financial Solutions, Inc. *	105,326	2,148,650
E*TRADE Financial Corp. *	139,245	6,703,254
Eaton Vance Corp.	110,196	6,091,635
Encore Capital Group, Inc. *	15,572	713,198
Enova International, Inc. *	42,886	636,857
Evercore, Inc., Class A	31,547	2,739,857
EZCORP, Inc., Class A *	202,358	2,438,414
FactSet Research Systems, Inc.	23,324	4,662,001
Federated Investors, Inc., Class B	162,559	5,455,480
FirstCash, Inc.	57,697	3,888,778
Greenhill & Co., Inc. (a)	82,862	1,682,099
Invesco Mortgage Capital, Inc.	168,512	2,975,922
Lazard Ltd., Class A	103,744	5,109,392
MarketAxess Holdings, Inc.	7,945	1,551,420
MFA Financial, Inc.	440,975	3,527,800
Morningstar, Inc.	21,262	1,962,483
Nelnet, Inc., Class A	40,199	2,153,460
New Residential Investment Corp.	240,472	4,253,950
New York Mortgage Trust, Inc.	110,074	704,474
OneMain Holdings, Inc. *	83,948	2,166,698
PennyMac Mortgage Investment Trust	140,425	2,199,056
PRA Group, Inc. *	67,080	2,334,384
Redwood Trust, Inc.	123,171	1,850,028
Resource Capital Corp.	51,207	511,046
Starwood Property Trust, Inc.	175,148	3,797,209
Stifel Financial Corp.	43,367	2,438,960
Two Harbors Investment Corp.	165,004	2,640,064
Western Asset Mortgage Capital Corp.	124,377	1,247,501
World Acceptance Corp. *	40,388	3,351,396
		110,603,147

Energy 5.0%
Antero Resources Corp. *	136,705	2,597,395
Archrock, Inc.	219,568	2,085,896
Basic Energy Services, Inc. *	29,524	660,452
Bill Barrett Corp. *	381,856	2,233,858
Bristow Group, Inc.	304,347	4,431,292
California Resources Corp. *(a)	477,000	7,503,210
CARBO Ceramics, Inc. *(a)	244,947	2,456,818
Cimarex Energy Co.	56,709	6,584,482
Cloud Peak Energy, Inc. *	404,576	1,674,945
Continental Resources, Inc. *	54,990	2,602,677
CVR Energy, Inc. (a)	122,164	3,988,655
Denbury Resources, Inc. *	3,044,055	5,327,096
Dril-Quip, Inc. *	69,553	3,335,066
Energen Corp. *	100,586	5,679,086
Exterran Corp. *	52,415	1,605,996
Forum Energy Technologies, Inc. *	128,949	1,831,076
Golar LNG Ltd.	66,155	1,634,690

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Green Plains, Inc.	159,609	2,689,412
Helix Energy Solutions Group, Inc. *	283,671	1,886,412
Kosmos Energy Ltd. *	92,122	735,134
Matrix Service Co. *	94,641	1,618,361
McDermott International, Inc. *	596,357	4,329,552
Newfield Exploration Co. *	140,617	4,349,284
Newpark Resources, Inc. *	281,177	2,488,416
Nordic American Tankers Ltd. (a)	226,445	903,515
Oasis Petroleum, Inc. *	262,732	2,687,748
Oil States International, Inc. *	178,762	4,254,536
Pacific Ethanol, Inc. *	111,968	503,856
PDC Energy, Inc. *	29,028	1,333,837
Pioneer Energy Services Corp. *	568,528	1,193,909
Range Resources Corp.	229,601	4,137,410
Renewable Energy Group, Inc. *	160,390	1,820,426
REX American Resources Corp. *	13,939	1,275,976
Rowan Cos. plc, Class A *	336,206	4,864,901
RPC, Inc. (a)	99,567	2,393,591
Scorpio Tankers, Inc.	173,695	538,454
SEACOR Holdings, Inc. *	60,208	2,880,953
SEACOR Marine Holdings, Inc. *	31,470	385,507
SemGroup Corp., Class A	73,735	1,769,640
Ship Finance International Ltd. (a)	120,111	1,861,720
Southwestern Energy Co. *	768,477	4,887,514
Stone Energy Corp. *	28,700	727,258
Teekay Corp. (a)	366,030	3,049,030
Tesco Corp. *	244,469	990,099
Unit Corp. *	165,399	3,537,885
US Silica Holdings, Inc.	37,189	1,233,559
W&T Offshore, Inc. *	795,113	2,496,655
WPX Energy, Inc. *	310,799	3,937,823
		127,995,063

Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	73,281	2,033,548
Performance Food Group Co. *	126,117	3,739,369
PriceSmart, Inc.	30,044	2,568,762
SpartanNash Co.	139,900	3,546,465
Sprouts Farmers Market, Inc. *	142,959	3,342,381
SUPERVALU, Inc. *	124,491	2,275,696
The Andersons, Inc.	118,711	3,834,365
Weis Markets, Inc.	19,908	819,612
		22,160,198

Food, Beverage & Tobacco 2.7%
B&G Foods, Inc. (a)	51,257	1,983,646
Blue Buffalo Pet Products, Inc. *	22,171	680,872
Bob Evans Farms, Inc.	57,994	4,525,852
Cal-Maine Foods, Inc. *(a)	67,811	3,373,597
Calavo Growers, Inc.	7,593	580,105
Darling Ingredients, Inc. *	265,865	4,772,277
Dean Foods Co.	240,369	2,682,518
Flowers Foods, Inc.	309,943	6,192,661
Fresh Del Monte Produce, Inc.	87,657	4,268,896
J&J Snack Foods Corp.	15,498	2,341,903
Lancaster Colony Corp.	23,311	3,106,890
Pilgrim's Pride Corp. *	133,163	4,883,087
Pinnacle Foods, Inc.	84,525	4,921,891
Post Holdings, Inc. *	10,152	806,576
Sanderson Farms, Inc.	48,913	8,300,047
Snyder's-Lance, Inc.	84,159	3,255,270
The Boston Beer Co., Inc., Class A *	9,981	1,795,083
The Hain Celestial Group, Inc. *	78,662	3,233,008
TreeHouse Foods, Inc. *	55,663	2,561,611
Security	Number of Shares	Value ($)
Universal Corp.	78,582	4,192,350
Vector Group Ltd.	101,868	2,291,011
		70,749,151

Health Care Equipment & Services 4.2%
Acadia Healthcare Co., Inc. *	14,505	461,694
Align Technology, Inc. *	15,829	4,129,470
Allscripts Healthcare Solutions, Inc. *	221,160	3,162,588
Amedisys, Inc. *	28,349	1,530,846
AMN Healthcare Services, Inc. *	17,266	866,753
Analogic Corp.	19,283	1,596,632
athenahealth, Inc. *	4,232	562,391
Brookdale Senior Living, Inc. *	335,013	3,581,289
Chemed Corp.	21,963	5,401,580
CONMED Corp.	35,248	1,885,768
Diplomat Pharmacy, Inc. *	41,696	746,358
Envision Healthcare Corp. *	87,581	2,796,461
Globus Medical, Inc., Class A *	20,973	797,184
Haemonetics Corp. *	47,481	2,744,402
Halyard Health, Inc. *	87,676	4,255,793
HealthSouth Corp.	96,240	4,807,188
Hill-Rom Holdings, Inc.	59,715	5,048,903
HMS Holdings Corp. *	67,687	1,118,866
Hologic, Inc. *	87,874	3,666,103
IDEXX Laboratories, Inc. *	29,523	4,617,692
Integra LifeSciences Holdings Corp. *	11,821	574,737
Invacare Corp.	151,571	2,660,071
Kindred Healthcare, Inc.	546,393	4,015,989
LHC Group, Inc. *	20,860	1,371,962
LivaNova plc *	26,310	2,293,706
Masimo Corp. *	24,053	2,136,869
Meridian Bioscience, Inc.	36,193	544,705
Molina Healthcare, Inc. *	69,673	5,451,216
NuVasive, Inc. *	8,683	500,922
PharMerica Corp. *	92,887	2,716,945
Premier, Inc., Class A *	16,820	488,116
Quality Systems, Inc. *	93,266	1,345,828
Select Medical Holdings Corp. *	311,394	5,496,104
STERIS plc	57,361	5,160,196
Teleflex, Inc.	21,983	5,836,926
The Cooper Cos., Inc.	23,060	5,561,611
The Ensign Group, Inc.	36,865	894,714
Triple-S Management Corp., Class B *	131,607	3,740,271
West Pharmaceutical Services, Inc.	37,638	3,761,165
		108,330,014

Household & Personal Products 0.7%
Central Garden & Pet Co. *	6,845	271,267
Central Garden & Pet Co., Class A *	56,777	2,189,889
Coty, Inc., Class A	68,287	1,176,585
Edgewell Personal Care Co. *	73,840	4,281,982
Energizer Holdings, Inc.	71,964	3,305,306
HRG Group, Inc. *	131,711	2,285,186
Spectrum Brands Holdings, Inc.	16,052	1,844,054
USANA Health Sciences, Inc. *	8,683	622,571
WD-40 Co.	12,676	1,513,514
		17,490,354

Insurance 3.0%
Ambac Financial Group, Inc. *	115,951	1,746,222
American Equity Investment Life Holding Co.	149,574	4,745,983
American National Insurance Co.	13,210	1,655,873
AmTrust Financial Services, Inc.	110,929	1,069,356
Argo Group International Holdings Ltd.	40,127	2,457,779
Aspen Insurance Holdings Ltd.	104,429	4,281,589

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Athene Holding Ltd., Class A *	11,726	563,669
Brown & Brown, Inc.	90,733	4,650,066
CNA Financial Corp.	36,210	1,969,100
Employers Holdings, Inc.	33,285	1,630,965
Erie Indemnity Co., Class A	43,863	5,434,187
Horace Mann Educators Corp.	46,982	2,194,059
Infinity Property & Casualty Corp.	19,602	2,113,096
James River Group Holdings Ltd.	35,006	1,417,043
Kemper Corp.	87,727	6,053,163
Maiden Holdings Ltd.	130,514	848,341
MBIA, Inc. *(a)	301,622	2,539,657
Mercury General Corp.	48,356	2,653,777
Primerica, Inc.	69,151	7,191,704
ProAssurance Corp.	84,836	5,247,107
RLI Corp.	50,868	3,038,346
Safety Insurance Group, Inc.	22,378	1,842,828
Selective Insurance Group, Inc.	45,995	2,814,894
Stewart Information Services Corp.	55,131	2,223,433
The Hanover Insurance Group, Inc.	55,166	5,935,862
Universal Insurance Holdings, Inc.	22,788	601,603
		76,919,702

Materials 6.6%
A. Schulman, Inc.	76,914	2,918,886
AdvanSix, Inc. *	59,024	2,540,983
AK Steel Holding Corp. *	178,729	870,410
AptarGroup, Inc.	82,163	7,264,031
Axalta Coating Systems Ltd. *	128,331	4,062,959
Balchem Corp.	7,091	618,832
Berry Global Group, Inc. *	67,466	4,032,443
Boise Cascade Co.	139,116	5,355,966
Cabot Corp.	112,411	6,884,050
Calgon Carbon Corp.	108,110	2,335,176
Carpenter Technology Corp.	106,123	5,245,660
Century Aluminum Co. *	115,431	1,529,461
Clearwater Paper Corp. *	60,012	2,847,569
Compass Minerals International, Inc. (a)	50,469	3,520,213
Eagle Materials, Inc.	22,491	2,517,418
Ferro Corp. *	77,262	1,958,592
GCP Applied Technologies, Inc. *	53,986	1,768,042
Greif, Inc., Class A	76,986	4,201,126
H.B. Fuller Co.	63,372	3,584,954
Haynes International, Inc.	18,514	593,189
Hecla Mining Co.	235,010	878,937
Ingevity Corp. *	16,443	1,308,698
Innophos Holdings, Inc.	52,973	2,454,239
Innospec, Inc.	32,932	2,351,345
Kaiser Aluminum Corp.	35,440	3,432,718
KapStone Paper & Packaging Corp.	113,793	2,529,618
Kraton Corp. *	55,969	2,633,341
Louisiana-Pacific Corp. *	101,929	2,814,260
Materion Corp.	62,364	3,049,600
Minerals Technologies, Inc.	32,072	2,323,616
Neenah Paper, Inc.	19,249	1,720,861
NewMarket Corp.	10,201	4,085,705
Olin Corp.	152,014	5,417,779
Olympic Steel, Inc.	33,532	667,957
P.H. Glatfelter Co.	142,282	2,958,043
Platform Specialty Products Corp. *	121,830	1,212,209
PolyOne Corp.	140,914	6,511,636
Quaker Chemical Corp.	10,542	1,737,111
Rayonier Advanced Materials, Inc.	73,382	1,378,848
Royal Gold, Inc.	21,603	1,787,000
Schnitzer Steel Industries, Inc., Class A	166,503	4,861,888
Schweitzer-Mauduit International, Inc.	52,127	2,359,789
Sensient Technologies Corp.	55,016	4,265,390
Silgan Holdings, Inc.	151,093	4,363,566
Southern Copper Corp.	145,892	6,134,759
Security	Number of Shares	Value ($)
Stepan Co.	32,319	2,686,032
Summit Materials, Inc., Class A *	24,624	757,434
SunCoke Energy, Inc. *	189,673	2,160,375
The Scotts Miracle-Gro Co., Class A	48,362	4,783,002
TimkenSteel Corp. *	178,883	2,701,133
Trinseo S.A.	41,674	3,075,541
Tronox Ltd., Class A	164,290	3,760,598
W.R. Grace & Co.	53,244	3,903,318
Westlake Chemical Corp.	49,726	4,869,667
Worthington Industries, Inc.	71,229	2,963,126
		169,549,099

Media 2.4%
AMC Entertainment Holdings, Inc., Class A (a)	52,226	744,221
AMC Networks, Inc., Class A *	45,300	2,334,762
Cable One, Inc.	3,303	2,268,533
Cinemark Holdings, Inc.	138,596	5,004,702
Gannett Co., Inc.	658,508	7,546,502
John Wiley & Sons, Inc., Class A	66,373	3,925,963
Liberty Broadband Corp., Class C *	5,613	488,050
Lions Gate Entertainment Corp., Class A *	33,554	1,097,551
Lions Gate Entertainment Corp., Class B *	56,670	1,759,037
Live Nation Entertainment, Inc. *	107,878	4,895,504
Meredith Corp.	55,376	3,773,874
National CineMedia, Inc.	214,751	1,342,194
New Media Investment Group, Inc.	49,917	866,559
Nexstar Media Group, Inc., Class A	11,559	784,856
Regal Entertainment Group, Class A (a)	182,169	3,681,635
Scholastic Corp.	72,064	2,963,272
Sinclair Broadcast Group, Inc., Class A	82,089	2,795,130
Sirius XM Holdings, Inc. (a)	882,869	4,855,780
The Madison Square Garden Co., Class A *	3,761	814,821
The New York Times Co., Class A	130,870	2,460,356
Time, Inc.	418,634	7,786,592
		62,189,894

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Alexion Pharmaceuticals, Inc. *	40,290	4,424,245
Bio-Rad Laboratories, Inc., Class A *	17,934	4,865,494
Bio-Techne Corp.	19,647	2,647,433
Bruker Corp.	74,255	2,612,291
Catalent, Inc. *	49,730	1,978,757
Charles River Laboratories International, Inc. *	44,137	4,599,075
Endo International plc *	171,033	1,255,382
Illumina, Inc. *	27,556	6,338,707
Impax Laboratories, Inc. *	127,740	2,126,871
INC Research Holdings, Inc., Class A *	8,983	344,049
IQVIA Holdings, Inc. *	65,192	6,650,236
Mallinckrodt plc *	83,685	1,826,007
Myriad Genetics, Inc. *	175,673	6,083,556
PDL BioPharma, Inc. *	1,264,675	3,680,204
PerkinElmer, Inc.	85,075	6,268,326
PRA Health Sciences, Inc. *	7,791	641,745
Prestige Brands Holdings, Inc. *	28,412	1,284,222
QIAGEN N.V. *	120,472	3,843,057
Regeneron Pharmaceuticals, Inc. *	9,761	3,532,115
Vertex Pharmaceuticals, Inc. *	10,421	1,503,646
		66,505,418

Real Estate 10.1%
Acadia Realty Trust	35,782	1,002,970
Alexandria Real Estate Equities, Inc.	40,001	5,082,527
Altisource Portfolio Solutions S.A. *(a)	55,609	1,482,536
Altisource Residential Corp.	133,920	1,466,424

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
American Campus Communities, Inc.	82,354	3,490,163
American Homes 4 Rent, Class A	24,620	528,838
Apartment Investment & Management Co., Class A	107,955	4,759,736
Apple Hospitality REIT, Inc.	214,019	4,169,090
Ashford Hospitality Trust, Inc.	257,886	1,678,838
Brandywine Realty Trust	207,675	3,578,240
Camden Property Trust	66,224	6,044,927
CBL & Associates Properties, Inc.	492,903	2,775,044
Chesapeake Lodging Trust	61,212	1,765,354
Columbia Property Trust, Inc.	208,482	4,747,135
Corporate Office Properties Trust	102,600	3,112,884
CubeSmart	76,739	2,190,131
CyrusOne, Inc.	11,942	725,596
DCT Industrial Trust, Inc.	43,027	2,587,644
DDR Corp.	380,482	2,903,078
DiamondRock Hospitality Co.	260,838	2,918,777
Douglas Emmett, Inc.	85,969	3,465,410
EastGroup Properties, Inc.	21,590	2,031,187
Education Realty Trust, Inc.	15,959	583,621
EPR Properties	35,631	2,416,494
Equity Commonwealth *	129,270	3,885,856
Equity LifeStyle Properties, Inc.	38,827	3,506,466
Extra Space Storage, Inc.	47,435	4,049,052
Federal Realty Investment Trust	39,018	5,158,570
First Industrial Realty Trust, Inc.	55,919	1,820,163
Forest City Realty Trust, Inc., Class A	37,977	909,549
Franklin Street Properties Corp.	136,054	1,481,628
Gaming & Leisure Properties, Inc.	92,386	3,355,460
Government Properties Income Trust	85,642	1,597,223
Gramercy Property Trust	56,268	1,604,763
Healthcare Realty Trust, Inc.	78,508	2,572,707
Healthcare Trust of America, Inc., Class A	79,559	2,433,710
Hersha Hospitality Trust	73,989	1,298,507
Highwoods Properties, Inc.	75,154	3,817,072
Hudson Pacific Properties, Inc.	17,831	635,319
Investors Real Estate Trust	240,661	1,458,406
Kilroy Realty Corp.	42,273	3,186,539
Kite Realty Group Trust	31,171	599,418
Lamar Advertising Co., Class A	58,193	4,377,859
LaSalle Hotel Properties	129,310	3,677,576
Lexington Realty Trust	266,740	2,790,100
Liberty Property Trust	134,507	6,036,674
Life Storage, Inc.	24,544	2,204,297
Mack-Cali Realty Corp.	149,354	3,305,204
Medical Properties Trust, Inc.	140,086	1,917,777
Mid-America Apartment Communities, Inc.	56,809	5,819,514
National Health Investors, Inc.	6,420	500,760
National Retail Properties, Inc.	70,945	2,913,711
New Senior Investment Group, Inc.	72,357	593,327
Omega Healthcare Investors, Inc.	109,946	2,952,050
Outfront Media, Inc.	232,106	5,445,207
Paramount Group, Inc.	131,006	2,118,367
Park Hotels & Resorts, Inc.	76,797	2,242,472
Pebblebrook Hotel Trust	50,040	1,925,039
Pennsylvania Real Estate Investment Trust	145,965	1,618,752
Piedmont Office Realty Trust, Inc., Class A	218,678	4,360,439
Potlatch Corp.	41,314	2,131,802
PS Business Parks, Inc.	13,223	1,752,841
Quality Care Properties, Inc. *	137,949	2,026,471
Ramco-Gershenson Properties Trust	45,347	653,450
Rayonier, Inc.	188,490	5,946,860
Realty Income Corp.	93,851	5,189,960
Regency Centers Corp.	71,168	4,825,902
Retail Properties of America, Inc., Class A	290,918	3,799,389
RLJ Lodging Trust	180,935	3,922,671
Ryman Hospitality Properties, Inc.	45,981	3,194,760
Sabra Health Care REIT, Inc.	130,301	2,506,991
SBA Communications Corp. *	37,338	6,338,126
Security	Number of Shares	Value ($)
Select Income REIT	23,180	581,586
Senior Housing Properties Trust	270,440	5,178,926
Spirit Realty Capital, Inc.	343,772	2,935,813
STORE Capital Corp.	25,939	669,745
Summit Hotel Properties, Inc.	30,771	464,950
Sun Communities, Inc.	30,290	2,818,787
Sunstone Hotel Investors, Inc.	205,064	3,426,619
Tanger Factory Outlet Centers, Inc.	80,624	2,018,825
Taubman Centers, Inc.	68,559	4,023,728
The GEO Group, Inc.	144,494	3,834,871
Tier REIT, Inc.	77,389	1,550,102
UDR, Inc.	158,152	6,220,118
Urban Edge Properties	20,817	531,874
VEREIT, Inc.	475,336	3,707,621
Washington Prime Group, Inc.	521,599	3,708,569
Washington Real Estate Investment Trust	69,561	2,248,212
Weingarten Realty Investors	107,242	3,533,624
WP Carey, Inc.	65,814	4,684,641
Xenia Hotels & Resorts, Inc.	180,456	3,968,227
		262,072,238

Retailing 4.8%
Aaron's, Inc.	122,839	4,633,487
Asbury Automotive Group, Inc. *	72,395	4,763,591
Barnes & Noble Education, Inc. *	313,044	1,890,786
Barnes & Noble, Inc.	331,369	2,286,446
Big 5 Sporting Goods Corp. (a)	62,770	473,914
Burlington Stores, Inc. *	30,542	3,248,753
Caleres, Inc.	121,798	3,975,487
Citi Trends, Inc.	28,210	727,536
DSW, Inc., Class A	250,924	5,352,209
Express, Inc. *	482,276	4,697,368
Five Below, Inc. *	31,068	1,920,002
Fred's, Inc., Class A (a)	319,851	1,644,034
Genesco, Inc. *	115,278	3,585,146
Groupon, Inc. *	158,171	892,084
Guess?, Inc.	467,354	7,711,341
Haverty Furniture Cos., Inc.	30,627	739,642
Hibbett Sports, Inc. *	116,972	2,333,591
HSN, Inc.	110,657	4,498,207
J.C. Penney Co., Inc. *(a)	1,262,574	4,179,120
Liberty TripAdvisor Holdings, Inc., Class A *	101,354	947,660
Lithia Motors, Inc., Class A	35,455	4,158,517
Lumber Liquidators Holdings, Inc. *	82,572	2,340,916
Monro, Inc.	34,268	1,728,821
Netflix, Inc. *	26,578	4,985,501
Penske Automotive Group, Inc.	100,379	4,854,328
Pier 1 Imports, Inc.	701,194	3,428,839
Pool Corp.	32,569	4,091,969
Rent-A-Center, Inc. (a)	417,819	4,696,286
RH *(a)	42,504	4,309,481
Shoe Carnival, Inc.	53,421	1,430,614
Shutterfly, Inc. *	31,462	1,389,991
Sleep Number Corp. *	79,089	2,783,142
Sonic Automotive, Inc., Class A	181,469	3,856,216
Tailored Brands, Inc.	65,645	1,106,775
The Buckle, Inc. (a)	171,811	3,822,795
The Cato Corp., Class A	118,775	1,874,269
The Children's Place, Inc.	29,747	3,953,376
The Finish Line, Inc., Class A	282,940	3,052,923
The Michaels Cos., Inc. *	94,176	2,034,202
TripAdvisor, Inc. *	53,563	1,854,351
Vitamin Shoppe, Inc. *	192,463	721,736
Zumiez, Inc. *	86,059	1,876,086
		124,851,538

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. *	19,350	1,450,670
Amkor Technology, Inc. *	235,513	2,489,372
Brooks Automation, Inc.	65,037	1,618,771
Cabot Microelectronics Corp.	30,802	2,966,849
Cirrus Logic, Inc. *	44,402	2,452,767
Cree, Inc. *	176,727	6,280,878
Cypress Semiconductor Corp.	291,839	4,672,342
Diodes, Inc. *	52,044	1,524,889
Entegris, Inc.	78,191	2,369,187
Integrated Device Technology, Inc. *	95,536	2,874,678
Microsemi Corp. *	41,834	2,210,927
MKS Instruments, Inc.	37,525	3,538,608
Photronics, Inc. *	155,633	1,501,859
Power Integrations, Inc.	18,490	1,451,465
Rambus, Inc. *	46,788	692,462
Semtech Corp. *	17,243	587,124
Silicon Laboratories, Inc. *	31,812	2,898,073
Synaptics, Inc. *	38,684	1,459,934
Teradyne, Inc.	169,673	6,866,666
Veeco Instruments, Inc. *	66,502	1,074,007
Versum Materials, Inc.	76,968	2,955,571
Xperi Corp.	38,704	746,987
		54,684,086

Software & Services 6.5%
ACI Worldwide, Inc. *	77,909	1,782,558
Acxiom Corp. *	92,429	2,518,690
ANSYS, Inc. *	38,917	5,767,110
Aspen Technology, Inc. *	15,803	1,057,537
Blackhawk Network Holdings, Inc. *	17,462	641,728
Cadence Design Systems, Inc. *	90,691	3,982,242
Cardtronics plc, Class A *	40,214	753,208
CDK Global, Inc.	75,824	5,238,680
Cimpress N.V. *	21,356	2,601,161
CommVault Systems, Inc. *	22,151	1,193,939
Convergys Corp.	224,013	5,528,641
CoreLogic, Inc. *	109,391	4,770,541
CoStar Group, Inc. *	2,571	784,078
CSG Systems International, Inc.	46,766	2,146,092
CSRA, Inc.	209,482	6,060,314
DST Systems, Inc.	94,416	5,908,553
EPAM Systems, Inc. *	17,879	1,813,646
Euronet Worldwide, Inc. *	27,075	2,473,301
EVERTEC, Inc.	32,851	456,629
ExlService Holdings, Inc. *	10,771	661,124
Fair Isaac Corp.	24,706	3,880,324
FleetCor Technologies, Inc. *	21,654	3,938,213
Gartner, Inc. *	43,909	5,308,159
Genpact Ltd.	172,155	5,550,277
j2 Global, Inc.	26,538	2,002,557
Jack Henry & Associates, Inc.	51,441	5,932,176
Manhattan Associates, Inc. *	42,441	1,882,258
ManTech International Corp., Class A	85,641	4,365,978
MAXIMUS, Inc.	59,222	4,091,056
Nuance Communications, Inc. *	156,578	2,433,222
Progress Software Corp.	86,327	3,568,758
PTC, Inc. *	62,236	3,963,188
Red Hat, Inc. *	61,184	7,755,684
Sabre Corp.	85,359	1,699,498
salesforce.com, Inc. *	53,958	5,628,899
Science Applications International Corp.	56,503	4,192,523
SS&C Technologies Holdings, Inc.	50,024	2,065,491
Sykes Enterprises, Inc. *	83,660	2,662,061
Synopsys, Inc. *	68,313	6,174,129
Syntel, Inc. *	33,332	853,633
Take-Two Interactive Software, Inc. *	46,336	5,168,781
Security	Number of Shares	Value ($)
TiVo Corp.	219,622	3,909,272
Travelport Worldwide Ltd.	193,647	2,592,933
Twitter, Inc. *	34,303	705,956
Unisys Corp. *	202,601	1,570,158
Vantiv, Inc., Class A *	45,063	3,379,725
Verint Systems, Inc. *	46,220	2,022,125
VeriSign, Inc. *	61,688	7,100,289
VMware, Inc., Class A *	33,815	4,061,520
WEX, Inc. *	20,805	2,678,020
Zynga, Inc., Class A *	458,730	1,880,793
		169,157,428

Technology Hardware & Equipment 4.7%
ADTRAN, Inc.	121,903	2,815,959
ARRIS International plc *	80,244	2,404,913
AVX Corp.	75,883	1,376,518
Belden, Inc.	43,926	3,720,093
Benchmark Electronics, Inc. *	157,127	4,792,374
Ciena Corp. *	24,730	537,878
Cognex Corp.	20,978	2,906,921
Coherent, Inc. *	12,179	3,555,781
Comtech Telecommunications Corp.	182,881	3,963,031
Cray, Inc. *	28,781	654,768
Diebold Nixdorf, Inc.	133,817	2,569,286
Dolby Laboratories, Inc., Class A	60,474	3,760,273
EchoStar Corp., Class A *	60,417	3,615,957
Electronics For Imaging, Inc. *	34,814	1,070,879
ePlus, Inc. *	21,344	1,733,133
Fabrinet *	33,903	1,081,845
Finisar Corp. *	86,926	1,739,389
Harmonic, Inc. *	358,494	1,505,675
II-VI, Inc. *	44,090	2,089,866
Insight Enterprises, Inc. *	140,628	5,484,492
InterDigital, Inc.	35,709	2,717,455
IPG Photonics Corp. *	14,085	3,225,183
Itron, Inc. *	33,488	2,158,302
Knowles Corp. *	158,370	2,500,662
Littelfuse, Inc.	13,166	2,671,381
Lumentum Holdings, Inc. *	27,364	1,479,024
Methode Electronics, Inc.	38,650	1,820,415
MTS Systems Corp.	29,429	1,645,081
National Instruments Corp.	90,207	3,964,598
NETGEAR, Inc. *	58,292	3,002,038
NetScout Systems, Inc. *	55,271	1,716,165
OSI Systems, Inc. *	18,497	1,602,950
Plantronics, Inc.	64,229	3,360,461
Plexus Corp. *	75,600	4,725,756
Rogers Corp. *	13,643	2,197,887
ScanSource, Inc. *	107,071	3,854,556
Super Micro Computer, Inc. *	59,385	1,309,439
Trimble, Inc. *	144,648	6,073,770
TTM Technologies, Inc. *	106,630	1,741,268
VeriFone Systems, Inc. *	142,036	2,462,904
ViaSat, Inc. *	34,771	2,581,399
Viavi Solutions, Inc. *	166,385	1,559,027
Vishay Intertechnology, Inc.	373,483	8,179,278
Zebra Technologies Corp., Class A *	26,260	2,897,003
		120,825,033

Telecommunication Services 0.5%
ATN International, Inc.	15,973	954,546
Cincinnati Bell, Inc. *	122,809	2,664,955
Cogent Communications Holdings, Inc.	15,372	720,178
Consolidated Communications Holdings, Inc.	91,974	1,300,512
General Communication, Inc., Class A *	44,649	1,781,942
Iridium Communications, Inc. *	124,919	1,542,750

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United States Cellular Corp. *	20,127	761,606
Vonage Holdings Corp. *	250,275	2,547,799
Zayo Group Holdings, Inc. *	51,311	1,813,331
		14,087,619

Transportation 2.9%
Air Transport Services Group, Inc. *	28,664	695,102
Allegiant Travel Co.	16,879	2,565,608
AMERCO	5,495	2,036,832
ArcBest Corp.	117,796	4,458,579
Atlas Air Worldwide Holdings, Inc. *	53,606	3,095,747
Copa Holdings S.A., Class A	48,580	6,518,950
Echo Global Logistics, Inc. *	62,708	1,693,116
Forward Air Corp.	38,674	2,200,551
Genesee & Wyoming, Inc., Class A *	49,904	3,933,433
Hawaiian Holdings, Inc.	42,253	1,823,217
Heartland Express, Inc.	69,735	1,592,747
Hub Group, Inc., Class A *	101,489	4,851,174
Knight-Swift Transportation Holdings, Inc.	153,442	6,548,905
Landstar System, Inc.	61,919	6,390,041
Macquarie Infrastructure Corp.	47,924	3,200,365
Marten Transport Ltd.	78,748	1,586,772
Matson, Inc.	68,932	2,010,746
Roadrunner Transportation Systems, Inc. *	198,398	1,698,287
Saia, Inc. *	40,903	2,691,417
SkyWest, Inc.	131,351	6,836,820
Spirit Airlines, Inc. *	76,905	3,278,460
Werner Enterprises, Inc.	118,171	4,514,132
XPO Logistics, Inc. *	15,774	1,246,619
YRC Worldwide, Inc. *	61,814	761,548
		76,229,168

Utilities 3.3%
ALLETE, Inc.	51,187	4,120,553
American States Water Co.	35,574	2,052,264
Aqua America, Inc.	128,311	4,874,535
Avangrid, Inc.	38,955	2,067,342
Avista Corp.	93,702	4,866,882
Black Hills Corp.	57,654	3,373,336
California Water Service Group	42,429	1,934,762
Dynegy, Inc. *	302,157	3,665,164
El Paso Electric Co.	59,977	3,652,599
Hawaiian Electric Industries, Inc.	166,692	6,392,638
IDACORP, Inc.	48,508	4,793,075
MGE Energy, Inc.	30,854	2,036,364
New Jersey Resources Corp.	106,092	4,731,703
Security	Number of Shares	Value ($)
Northwest Natural Gas Co.	39,885	2,758,048
NorthWestern Corp.	57,369	3,686,532
ONE Gas, Inc.	56,204	4,454,167
Ormat Technologies, Inc.	13,703	898,232
Otter Tail Corp.	51,072	2,466,778
PNM Resources, Inc.	136,750	6,222,125
Portland General Electric Co.	120,873	6,000,136
South Jersey Industries, Inc.	66,020	2,235,437
Spire, Inc.	39,215	3,225,434
WGL Holdings, Inc.	57,645	4,873,308
		85,381,414
Total Common Stock
(Cost $2,212,211,478)		2,580,016,637

Other Investment Companies 2.6% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (b)	1,623,568	1,623,568

Securities Lending Collateral 2.5%
Wells Fargo Government Money Market Fund, Select Class 1.00% (b)	65,096,169	65,096,169
Total Other Investment Companies
(Cost $66,719,737)		66,719,737

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 12/15/17	50	3,863,500	57,331
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $62,987,911.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,580,016,637	$—	$—	$2,580,016,637
Other Investment Companies[1]	66,719,737	—	—	66,719,737
Futures Contracts[2]	57,331	—	—	57,331
Total	$2,646,793,705	$—	$—	$2,646,793,705
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 5.8%
A.C.N. 004 410 833 Ltd. *(b)	11,076,407	—
AGL Energy Ltd.	121,645	2,307,746
Amcor Ltd.	177,111	2,073,277
AMP Ltd.	889,311	3,449,865
APA Group	135,840	963,168
Aurizon Holdings Ltd.	447,482	1,790,250
Australia & New Zealand Banking Group Ltd.	597,948	12,918,909
Bendigo & Adelaide Bank Ltd.	87,639	774,422
BHP Billiton Ltd.	1,137,901	23,582,760
BlueScope Steel Ltd.	129,311	1,336,045
Boral Ltd.	211,157	1,205,455
Brambles Ltd.	240,388	1,865,053
Caltex Australia Ltd.	133,715	3,457,421
CIMIC Group Ltd.	26,638	1,031,941
Coca-Cola Amatil Ltd.	145,251	875,522
Commonwealth Bank of Australia	278,901	16,817,527
CSL Ltd.	42,866	4,664,530
Downer EDI Ltd.	255,994	1,362,308
Fortescue Metals Group Ltd.	376,402	1,314,429
Goodman Group	118,003	778,467
Iluka Resources Ltd.	128,172	902,960
Incitec Pivot Ltd.	448,740	1,359,237
Insurance Australia Group Ltd.	468,620	2,550,748
LendLease Group	122,805	1,482,316
Macquarie Group Ltd.	40,409	3,013,351
Medibank Pvt Ltd.	501,597	1,245,174
Metcash Ltd.	878,906	1,834,859
Mirvac Group	536,968	994,640
National Australia Bank Ltd.	543,100	12,199,788
Newcrest Mining Ltd.	65,801	1,164,400
Orica Ltd.	128,002	1,651,936
Origin Energy Ltd. *	567,286	3,845,750
QBE Insurance Group Ltd.	320,624	2,584,926
Rio Tinto Ltd.	118,413	6,377,923
Santos Ltd. *	439,321	1,694,233
Scentre Group	578,497	1,857,672
Sonic Healthcare Ltd.	68,284	1,154,946
Stockland	455,690	1,625,904
Suncorp Group Ltd.	400,622	4,358,213
Tabcorp Holdings Ltd.	273,694	1,007,708
Tatts Group Ltd.	343,287	1,123,213
Telstra Corp., Ltd.	1,491,269	3,883,091
Transurban Group	122,379	1,165,945
Wesfarmers Ltd.	445,535	14,854,966
Westfield Corp.	183,057	1,164,549
Westpac Banking Corp.	647,076	15,458,934
Woodside Petroleum Ltd.	193,471	4,553,078
Woolworths Ltd.	581,986	11,889,230
WorleyParsons Ltd. *	165,698	1,889,360
		191,458,145

Security	Number of Shares	Value ($)
Austria 0.4%
Erste Group Bank AG *	80,974	3,538,533
OMV AG	87,478	5,450,947
Raiffeisen Bank International AG *	50,858	1,804,056
voestalpine AG	47,250	2,749,884
		13,543,420

Belgium 0.8%
Ageas	60,873	2,996,544
Anheuser-Busch InBev S.A.	91,739	10,577,528
Colruyt S.A.	20,103	1,066,417
Groupe Bruxelles Lambert S.A.	19,654	2,117,302
KBC Groep N.V.	38,555	3,159,590
Proximus	49,748	1,708,034
Solvay S.A.	16,563	2,334,319
UCB S.A.	12,058	902,035
Umicore S.A.	57,014	2,665,521
		27,527,290

Canada 6.9%
Agnico Eagle Mines Ltd.	17,276	758,331
Agrium, Inc.	40,244	4,428,308
Alimentation Couche-Tard, Inc., B Shares	62,675	3,200,643
ARC Resources Ltd.	83,917	1,029,828
Atco Ltd., Class I	26,823	959,407
Bank of Montreal	103,717	7,991,917
Barrick Gold Corp.	138,775	1,919,561
Baytex Energy Corp. *(a)	287,112	964,989
BCE, Inc.	93,052	4,459,389
BlackBerry Ltd. *	188,981	2,041,928
Brookfield Asset Management, Inc., Class A	113,758	4,734,692
Cameco Corp.	96,380	905,222
Canadian Imperial Bank of Commerce	82,539	7,569,011
Canadian National Railway Co.	92,322	7,217,068
Canadian Natural Resources Ltd.	236,456	8,031,759
Canadian Pacific Railway Ltd.	18,144	3,180,094
Canadian Tire Corp., Ltd., Class A	15,871	2,008,421
Celestica, Inc. *	60,188	654,065
Cenovus Energy, Inc.	456,481	4,358,237
CGI Group, Inc., Class A *	25,902	1,368,988
CI Financial Corp.	54,418	1,231,301
Crescent Point Energy Corp.	234,153	1,710,300
Dollarama, Inc.	9,064	1,109,589
Emera, Inc.	23,522	886,617
Empire Co., Ltd., A Shares	119,540	2,303,022
Enbridge, Inc.	154,104	5,819,421
Encana Corp.	215,614	2,555,636
Enerplus Corp.	97,558	889,782
Fairfax Financial Holdings Ltd.	3,343	1,839,753
Finning International, Inc.	57,080	1,369,512
First Quantum Minerals Ltd.	136,282	1,568,782
Fortis, Inc.	55,592	2,049,693
George Weston Ltd.	16,953	1,446,328
Gibson Energy, Inc.	64,668	867,394

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gildan Activewear, Inc.	23,691	752,860
Goldcorp, Inc.	122,914	1,556,103
Great-West Lifeco, Inc.	46,339	1,262,875
Husky Energy, Inc. *	193,449	2,346,975
Imperial Oil Ltd.	73,141	2,259,576
Intact Financial Corp.	17,630	1,481,232
Inter Pipeline Ltd.	45,162	950,004
Keyera Corp.	26,595	750,597
Loblaw Cos. Ltd.	47,194	2,488,464
Magna International, Inc.	152,054	8,541,604
Manulife Financial Corp.	227,380	4,784,811
Methanex Corp.	15,779	842,167
Metro, Inc.	66,037	2,071,377
National Bank of Canada	54,310	2,679,878
Obsidian Energy Ltd. *	972,393	1,268,043
Onex Corp.	15,714	1,137,902
Parkland Fuel Corp.	29,617	590,823
Pembina Pipeline Corp.	55,955	1,951,454
Potash Corp. of Saskatchewan, Inc.	302,580	5,946,849
Power Corp. of Canada	120,060	3,046,465
Power Financial Corp.	56,867	1,560,388
Rogers Communications, Inc., B Shares	59,240	3,079,027
Royal Bank of Canada	196,412	15,375,417
Saputo, Inc.	36,095	1,226,608
Shaw Communications, Inc., B Shares	103,830	2,317,094
SNC-Lavalin Group, Inc.	30,587	1,335,970
Sun Life Financial, Inc.	81,232	3,214,474
Suncor Energy, Inc.	459,695	15,967,827
Teck Resources Ltd., Class B	157,408	3,621,496
TELUS Corp.	68,370	2,530,375
The Bank of Nova Scotia	182,660	11,556,793
The Toronto-Dominion Bank	232,965	13,244,086
Thomson Reuters Corp.	57,064	2,516,787
TransAlta Corp.	211,522	1,275,732
TransCanada Corp.	110,398	5,302,669
Trisura Group Ltd. *	43	884
Valeant Pharmaceuticals International, Inc. *	111,282	1,877,015
Vermilion Energy, Inc.	23,420	827,144
West Fraser Timber Co., Ltd.	16,999	1,075,913
WestJet Airlines Ltd.	36,940	767,015
		228,811,761

Denmark 0.9%
AP Moller - Maersk A/S, A Shares	2,175	3,732,036
AP Moller - Maersk A/S, B Shares	2,020	3,631,126
Carlsberg A/S, B Shares	20,176	2,393,631
Coloplast A/S, B Shares	11,359	891,912
Danske Bank A/S	67,933	2,542,440
DSV A/S	18,806	1,449,837
ISS A/S	37,594	1,423,846
Novo Nordisk A/S, B Shares	163,162	8,438,197
Novozymes A/S, B Shares	23,456	1,271,691
Pandora A/S	9,348	938,290
TDC A/S	368,833	2,249,032
Vestas Wind Systems A/S	16,673	1,069,025
		30,031,063

Finland 0.9%
Elisa Oyj	21,008	856,171
Fortum Oyj	157,772	3,325,951
Kesko Oyj, B Shares	40,081	2,033,967
Kone Oyj, B Shares	43,597	2,247,740
Metso Oyj	27,453	970,551
Neste Oyj	36,158	2,250,498
Nokia Oyj	1,012,307	5,088,814
Nokian Renkaat Oyj	22,940	1,003,016
Security	Number of Shares	Value ($)
Orion Oyj, Class B	15,416	570,371
Sampo Oyj, A Shares	57,626	3,051,427
Stora Enso Oyj, R Shares	184,778	2,833,315
UPM-Kymmene Oyj	142,900	4,309,082
Wartsila Oyj Abp	21,844	1,445,536
		29,986,439

France 10.1%
Accor S.A.	42,817	2,151,367
Air France-KLM *	147,571	2,101,798
Air Liquide S.A.	67,506	8,463,605
Airbus SE	58,781	6,117,939
Alstom S.A.	49,461	2,045,247
Arkema S.A.	20,832	2,553,453
Atos SE	12,263	1,816,757
AXA S.A.	380,900	11,513,110
BNP Paribas S.A.	206,989	15,691,754
Bollore S.A.	195,851	1,041,979
Bouygues S.A.	89,797	4,653,238
Bureau Veritas S.A.	36,520	969,956
Capgemini SE	25,787	2,978,782
Carrefour S.A.	298,423	6,282,084
Casino Guichard Perrachon S.A. (a)	47,358	2,887,173
CGG S.A. *(a)	133,609	619,711
Christian Dior SE	8,553	3,064,550
CNP Assurances	41,496	935,624
Compagnie de Saint-Gobain	165,319	9,435,057
Credit Agricole S.A.	230,838	3,896,017
Danone S.A.	98,162	8,300,721
Eiffage S.A.	17,619	1,936,729
Electricite de France S.A.	326,790	4,290,025
Engie S.A.	1,155,528	20,260,456
Essilor International S.A.	17,431	2,245,695
Eurazeo S.A.	15,031	1,325,168
Eutelsat Communications S.A.	39,525	896,368
Faurecia	24,212	1,855,711
Kering	8,297	3,687,589
Klepierre S.A.	22,518	931,672
L'Oreal S.A.	25,720	5,697,973
Legrand S.A.	34,277	2,573,186
LVMH Moet Hennessy Louis Vuitton SE	26,780	7,807,161
Natixis S.A.	148,940	1,209,378
Orange S.A.	880,918	15,209,249
Pernod-Ricard S.A.	25,614	4,002,378
Peugeot S.A.	120,140	2,488,950
Publicis Groupe S.A.	30,173	2,007,504
Rallye S.A.	67,958	1,230,841
Renault S.A.	57,886	5,892,959
Rexel S.A.	170,824	3,156,052
Safran S.A.	32,966	3,519,156
Sanofi	222,668	20,337,159
Schneider Electric SE *	117,647	10,129,358
SCOR SE	36,936	1,508,832
Societe Generale S.A.	240,527	12,134,184
Sodexo S.A.	15,533	2,032,655
Suez	125,733	2,322,226
Teleperformance	7,667	1,136,776
Thales S.A.	11,555	1,169,994
Total S.A.	995,954	56,294,653
Unibail-Rodamco SE	10,461	2,681,108
Valeo S.A.	38,739	2,817,155
Vallourec S.A. *(a)	237,464	1,284,890
Veolia Environnement S.A.	226,136	5,731,054
Vinci S.A.	107,232	10,975,336
Vivendi S.A.	428,497	11,426,689

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wendel S.A.	5,722	964,719
Zodiac Aerospace	37,659	1,109,097
		333,800,007

Germany 9.5%
adidas AG	21,840	4,562,369
Allianz SE	89,839	21,225,733
Aurubis AG	26,930	2,238,066
BASF SE	257,654	28,878,089
Bayer AG	124,642	15,924,298
Bayerische Motoren Werke AG	137,045	13,837,185
Beiersdorf AG	9,941	1,185,196
Bilfinger SE (a)	25,145	1,107,072
Brenntag AG	36,528	2,277,882
CECONOMY AG	120,338	1,579,770
Commerzbank AG *	378,582	5,486,794
Continental AG	23,189	6,186,554
Covestro AG	9,935	1,036,525
Daimler AG	318,477	26,399,248
Deutsche Bank AG	530,596	10,033,925
Deutsche Boerse AG	19,100	2,169,212
Deutsche Lufthansa AG	128,792	4,433,425
Deutsche Post AG	236,737	11,259,883
Deutsche Telekom AG	1,002,685	17,945,226
E.ON SE	1,984,918	22,997,387
Evonik Industries AG	39,444	1,473,953
Freenet AG	37,546	1,425,636
Fresenius Medical Care AG & Co. KGaA	28,750	2,861,357
Fresenius SE & Co. KGaA	45,040	3,254,965
GEA Group AG	29,454	1,423,568
Hannover Rueck SE	10,126	1,332,940
HeidelbergCement AG	35,205	3,751,456
Henkel AG & Co. KGaA	14,634	1,786,762
HOCHTIEF AG	4,769	839,585
HUGO BOSS AG	17,966	1,480,029
Infineon Technologies AG	100,047	2,767,552
Innogy SE	21,969	1,017,273
K+S AG	82,782	1,942,023
KION Group AG	9,446	770,160
Kloeckner & Co. SE	74,445	878,413
LANXESS AG	25,669	1,953,302
Leoni AG	16,525	1,219,455
Linde AG *	34,940	8,171,747
MAN SE	8,199	922,471
Merck KGaA	12,877	1,373,098
METRO AG *	29,168	570,367
MTU Aero Engines AG	6,977	1,256,589
Muenchener Rueckversicherungs-Gesellschaft AG	37,346	8,324,790
OSRAM Licht AG	16,910	1,451,508
ProSiebenSat.1 Media SE	47,058	1,499,249
Rheinmetall AG	9,311	1,186,801
RWE AG *	527,909	12,116,955
Salzgitter AG	26,508	1,367,469
SAP SE	78,517	8,861,108
Siemens AG	151,020	20,563,843
Suedzucker AG	43,524	903,506
Symrise AG	9,780	832,725
Telefonica Deutschland Holding AG	145,992	695,598
ThyssenKrupp AG	85,680	2,348,671
Uniper SE	234,284	6,982,316
Volkswagen AG	15,848	3,287,022
Vonovia SE	30,635	1,444,485
		315,102,586

Security	Number of Shares	Value ($)
Hong Kong 1.4%
AIA Group Ltd.	667,534	5,410,220
BOC Hong Kong Holdings Ltd.	415,606	2,101,923
China Mengniu Dairy Co., Ltd. *	383,946	975,326
CK Asset Holdings Ltd.	156,239	1,315,295
CK Hutchison Holdings Ltd.	149,616	1,883,083
CLP Holdings Ltd.	261,019	2,661,925
Esprit Holdings Ltd. *	1,161,578	603,827
Galaxy Entertainment Group Ltd.	216,867	1,559,126
Hang Seng Bank Ltd.	74,984	1,852,950
Hong Kong & China Gas Co., Ltd.	640,173	1,249,166
Hong Kong Exchanges & Clearing Ltd.	33,592	1,011,605
Hongkong Land Holdings Ltd.	107,128	782,034
Jardine Matheson Holdings Ltd.	40,855	2,552,620
Jardine Strategic Holdings Ltd.	36,647	1,520,850
Li & Fung Ltd.	3,659,129	1,611,662
Link REIT	113,838	1,015,187
MTR Corp. Ltd.	150,576	885,889
New World Development Co., Ltd.	1,183,544	1,715,413
Noble Group Ltd. *(a)	6,556,182	671,680
PCCW Ltd.	944,559	561,158
Sands China Ltd.	337,309	1,638,995
SJM Holdings Ltd.	1,170,908	941,500
Sun Hung Kai Properties Ltd.	220,726	3,606,135
Swire Pacific Ltd., Class A	215,338	2,070,611
Swire Pacific Ltd., Class B	361,664	589,020
The Wharf Holdings Ltd.	144,653	455,618
Want Want China Holdings Ltd.	1,273,044	997,545
WH Group Ltd.	575,598	610,958
Wharf Real Estate Investment Co., Ltd. *	142,392	860,529
Wheelock & Co., Ltd.	116,887	802,174
Yue Yuen Industrial Holdings Ltd.	230,954	825,026
		45,339,050

Ireland 0.6%
AerCap Holdings N.V. *	18,779	975,945
Bank of Ireland Group plc *	131,521	1,027,792
CRH plc	141,964	4,900,388
Experian plc	112,025	2,332,265
Kerry Group plc, A Shares	14,012	1,470,234
Seagate Technology plc	143,587	5,536,715
Shire plc	48,291	2,393,491
Smurfit Kappa Group plc	60,615	1,937,674
		20,574,504

Israel 0.3%
Bank Hapoalim B.M.	131,074	894,748
Bank Leumi Le-Israel	239,914	1,332,150
Bezeq The Israeli Telecommunication Corp., Ltd.	816,300	1,224,269
Check Point Software Technologies Ltd. *	10,384	1,082,947
Israel Chemicals Ltd.	314,211	1,280,640
Teva Pharmaceutical Industries Ltd.	287,690	4,253,779
		10,068,533

Italy 3.4%
Assicurazioni Generali S.p.A.	299,468	5,491,746
Atlantia S.p.A.	77,497	2,578,983
BPER Banca	208,030	1,140,013
Enel S.p.A.	3,516,785	22,874,114
Eni S.p.A.	1,718,394	28,295,680
EXOR N.V.	86,047	5,222,245
Intesa Sanpaolo S.p.A.	3,135,411	10,550,067
Luxottica Group S.p.A.	19,267	1,122,231
Mediaset S.p.A. *	326,105	1,224,819

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mediobanca S.p.A.	80,787	933,884
Poste Italiane S.p.A.	131,492	961,873
Prysmian S.p.A.	36,448	1,215,976
Saipem S.p.A. *	402,495	1,618,273
Snam S.p.A.	492,701	2,488,531
Telecom Italia S.p.A. *	6,264,155	5,250,752
Telecom Italia S.p.A. - RSP	4,055,597	2,751,508
Terna Rete Elettrica Nazionale S.p.A.	252,224	1,562,341
UniCredit S.p.A. *	747,395	15,060,542
Unione di Banche Italiane S.p.A.	620,296	2,990,982
		113,334,560

Japan 22.5%
Aeon Co., Ltd.	268,303	4,373,215
Air Water, Inc.	42,615	917,000
Aisin Seiki Co., Ltd.	63,688	3,420,445
Ajinomoto Co., Inc.	108,471	2,000,663
Alfresa Holdings Corp.	95,138	2,050,604
Alps Electric Co., Ltd.	31,950	1,020,698
ANA Holdings, Inc.	32,309	1,293,457
Arcs Co., Ltd.	27,575	639,199
Asahi Glass Co., Ltd.	82,682	3,457,859
Asahi Group Holdings Ltd.	71,065	3,624,217
Asahi Kasei Corp.	346,562	4,351,187
Astellas Pharma, Inc.	327,726	4,176,197
Bandai Namco Holdings, Inc.	45,291	1,477,254
Bridgestone Corp.	191,172	8,704,002
Brother Industries Ltd.	60,344	1,496,939
Canon, Inc.	325,000	12,482,463
Central Japan Railway Co.	34,109	6,332,286
Chubu Electric Power Co., Inc.	275,412	3,492,334
Chugai Pharmaceutical Co., Ltd.	19,834	1,029,762
Coca-Cola Bottlers Japan, Inc.	31,705	1,208,363
Dai Nippon Printing Co., Ltd.	126,275	2,770,253
Dai-ichi Life Holdings, Inc.	168,831	3,463,974
Daicel Corp.	65,897	783,780
Daiichi Sankyo Co., Ltd.	124,767	3,019,249
Daikin Industries Ltd.	28,715	3,315,292
Daito Trust Construction Co., Ltd.	13,170	2,417,923
Daiwa House Industry Co., Ltd.	107,170	3,939,926
Daiwa Securities Group, Inc.	232,684	1,451,351
Denka Co., Ltd.	27,796	1,025,848
Denso Corp.	121,680	6,855,747
Dentsu, Inc.	36,599	1,661,435
DIC Corp.	30,996	1,156,412
Don Quijote Holdings Co., Ltd.	22,108	1,060,900
Dowa Holdings Co., Ltd.	21,094	804,891
East Japan Railway Co.	69,273	6,725,804
Ebara Corp.	26,463	1,036,953
Eisai Co., Ltd.	38,753	2,206,294
Electric Power Development Co., Ltd.	51,599	1,438,621
FANUC Corp.	19,085	4,765,920
Fast Retailing Co., Ltd.	5,488	2,133,800
Fuji Electric Co., Ltd.	157,280	1,113,138
Fuji Heavy Industries Ltd.	99,276	3,254,936
FUJIFILM Holdings Corp.	123,814	5,069,619
Fujitsu Ltd.	722,062	5,387,155
Furukawa Electric Co., Ltd.	24,508	1,300,903
Hakuhodo DY Holdings, Inc.	86,335	1,164,197
Hankyu Hanshin Holdings, Inc.	41,550	1,615,142
Hanwa Co., Ltd.	28,544	1,154,208
Haseko Corp.	54,470	848,409
Hino Motors Ltd.	93,428	1,147,134
Hitachi Construction Machinery Co., Ltd.	34,325	1,139,515
Hitachi Ltd.	2,196,147	16,371,260
Hitachi Metals Ltd.	51,229	679,818
Hokuriku Electric Power Co.	98,065	867,560
Honda Motor Co., Ltd.	602,802	20,167,916
Security	Number of Shares	Value ($)
Hoya Corp.	51,658	2,514,926
Ibiden Co., Ltd.	51,185	817,368
Idemitsu Kosan Co., Ltd.	76,570	2,579,589
IHI Corp.	40,566	1,256,076
Iida Group Holdings Co., Ltd.	60,216	1,113,866
Inpex Corp.	442,465	5,001,727
Isetan Mitsukoshi Holdings Ltd.	143,355	1,664,074
Isuzu Motors Ltd.	163,083	2,580,939
ITOCHU Corp.	373,594	6,496,706
J Front Retailing Co., Ltd.	82,052	1,389,469
Japan Post Bank Co., Ltd.	78,984	1,007,195
Japan Post Holdings Co., Ltd.	104,868	1,210,754
Japan Tobacco, Inc.	169,673	5,640,352
JFE Holdings, Inc.	276,753	6,533,948
JGC Corp.	78,442	1,367,592
JSR Corp.	54,865	1,054,596
JTEKT Corp.	76,348	1,316,074
JXTG Holdings, Inc.	2,198,515	12,377,145
K's Holdings Corp.	42,922	1,110,782
Kajima Corp.	154,015	1,622,659
Kaneka Corp.	108,179	958,970
Kao Corp.	67,361	4,477,290
Kawasaki Heavy Industries Ltd.	48,696	1,614,424
Kawasaki Kisen Kaisha Ltd. *(a)	57,352	1,483,193
KDDI Corp.	377,518	10,845,989
Keio Corp.	16,363	725,262
Kewpie Corp.	26,510	683,449
Keyence Corp.	2,736	1,587,005
Kikkoman Corp.	25,249	992,767
Kintetsu Group Holdings Co., Ltd.	32,025	1,257,762
Kirin Holdings Co., Ltd.	214,144	5,031,872
Kobe Steel Ltd. *(a)	223,829	2,106,179
Koito Manufacturing Co., Ltd.	13,832	957,938
Komatsu Ltd.	201,608	6,269,567
Konica Minolta, Inc.	196,595	1,925,456
Kubota Corp.	159,857	3,028,433
Kuraray Co., Ltd.	83,439	1,611,292
Kyocera Corp.	69,607	4,914,570
Kyowa Hakko Kirin Co., Ltd.	48,663	925,817
Kyushu Electric Power Co., Inc.	96,800	1,109,820
Kyushu Railway Co.	12,589	390,365
Lawson, Inc.	11,007	761,308
LIXIL Group Corp.	68,897	1,819,317
Makita Corp.	28,634	1,187,273
Marubeni Corp.	690,104	4,599,254
Matsumotokiyoshi Holdings Co., Ltd.	12,381	1,026,725
Mazda Motor Corp.	208,520	2,800,639
Medipal Holdings Corp.	100,890	1,964,517
MEIJI Holdings Co., Ltd.	18,178	1,588,676
MINEBEA MITSUMI, Inc.	64,927	1,285,137
Mitsubishi Chemical Holdings Corp.	464,691	5,049,500
Mitsubishi Corp.	385,702	9,695,543
Mitsubishi Electric Corp.	447,003	7,399,786
Mitsubishi Estate Co., Ltd.	116,331	2,081,702
Mitsubishi Gas Chemical Co., Inc.	37,006	1,038,370
Mitsubishi Heavy Industries Ltd.	117,470	4,356,378
Mitsubishi Materials Corp.	51,103	1,712,491
Mitsubishi Motors Corp.	409,634	2,873,533
Mitsubishi Tanabe Pharma Corp.	35,263	764,785
Mitsubishi UFJ Financial Group, Inc.	2,369,595	16,772,764
Mitsui & Co., Ltd.	590,197	8,992,323
Mitsui Chemicals, Inc.	60,825	1,970,338
Mitsui Fudosan Co., Ltd.	126,617	2,869,405
Mitsui Mining & Smelting Co., Ltd.	21,990	1,245,848
Mitsui OSK Lines Ltd.	58,983	1,897,492
Mizuho Financial Group, Inc.	4,969,976	9,055,700
MS&AD Insurance Group Holdings, Inc.	81,037	2,646,801
Murata Manufacturing Co., Ltd.	18,798	2,547,444
Nagase & Co., Ltd.	62,245	1,141,942

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nagoya Railroad Co., Ltd.	35,706	874,582
NEC Corp.	152,134	4,078,477
NGK Insulators Ltd.	38,252	733,216
NGK Spark Plug Co., Ltd.	35,149	812,254
NH Foods Ltd.	58,458	1,440,228
NHK Spring Co., Ltd.	96,530	1,078,258
Nidec Corp.	15,464	2,110,141
Nikon Corp.	114,799	2,284,593
Nintendo Co., Ltd.	6,331	2,557,180
Nippon Electric Glass Co., Ltd.	41,588	1,620,336
Nippon Express Co., Ltd.	33,235	2,117,560
Nippon Paper Industries Co., Ltd.	57,981	1,116,046
Nippon Steel & Sumitomo Metal Corp.	306,794	7,459,778
Nippon Telegraph & Telephone Corp.	344,691	18,108,560
Nippon Yusen K.K. *	126,670	2,963,425
Nissan Motor Co., Ltd.	902,602	8,775,577
Nisshin Seifun Group, Inc.	50,693	994,789
Nitori Holdings Co., Ltd.	7,723	1,265,370
Nitto Denko Corp.	28,461	2,805,280
NOK Corp.	27,975	682,969
Nomura Holdings, Inc.	514,782	3,084,414
Nomura Real Estate Holdings, Inc.	37,214	860,639
NSK Ltd.	95,203	1,438,616
NTT Data Corp.	153,881	1,816,512
NTT DOCOMO, Inc.	323,255	8,398,766
Obayashi Corp.	126,636	1,643,139
Odakyu Electric Railway Co., Ltd.	44,264	943,386
Oji Holdings Corp.	339,006	2,069,086
Olympus Corp.	31,307	1,289,712
Omron Corp.	40,807	2,417,679
Oriental Land Co., Ltd.	15,358	1,371,179
ORIX Corp.	174,544	3,016,560
Osaka Gas Co., Ltd.	151,498	2,920,166
Otsuka Holdings Co., Ltd.	71,372	3,172,372
Panasonic Corp.	757,545	11,291,587
Recruit Holdings Co., Ltd.	113,281	2,679,548
Resona Holdings, Inc.	417,135	2,221,266
Ricoh Co., Ltd.	358,678	3,192,380
Rohm Co., Ltd.	17,400	1,788,124
Secom Co., Ltd.	29,876	2,246,340
Sega Sammy Holdings, Inc.	57,245	694,685
Seibu Holdings, Inc.	37,006	670,972
Seiko Epson Corp.	65,616	1,594,884
Seino Holdings Co., Ltd.	80,890	1,281,605
Sekisui Chemical Co., Ltd.	104,059	2,018,785
Sekisui House Ltd.	185,543	3,472,765
Seven & i Holdings Co., Ltd.	211,847	8,717,711
Shimamura Co., Ltd.	8,975	1,085,132
Shimano, Inc.	6,830	947,246
Shimizu Corp.	136,738	1,523,724
Shin-Etsu Chemical Co., Ltd.	49,379	5,191,403
Shionogi & Co., Ltd.	23,102	1,292,127
Shiseido Co., Ltd.	52,919	2,587,666
Showa Denko K.K.	62,349	2,320,572
Showa Shell Sekiyu K.K.	115,198	1,474,139
SMC Corp.	5,440	2,210,418
SoftBank Group Corp.	135,508	11,485,576
Sojitz Corp.	742,576	2,149,990
Sompo Holdings, Inc.	57,236	2,317,980
Sony Corp.	199,370	9,266,104
Stanley Electric Co., Ltd.	25,410	1,018,398
Sumitomo Chemical Co., Ltd.	489,859	3,423,169
Sumitomo Corp.	338,983	5,281,416
Sumitomo Electric Industries Ltd.	285,837	5,002,563
Sumitomo Forestry Co., Ltd.	50,625	873,118
Sumitomo Heavy Industries Ltd.	32,698	1,333,867
Sumitomo Metal Mining Co., Ltd.	72,304	2,813,850
Sumitomo Mitsui Financial Group, Inc.	294,327	11,959,295
Sumitomo Mitsui Trust Holdings, Inc.	68,219	2,538,438
Security	Number of Shares	Value ($)
Sumitomo Realty & Development Co., Ltd.	60,478	1,997,468
Sumitomo Rubber Industries Ltd.	63,524	1,158,027
Suntory Beverage & Food Ltd.	22,138	961,447
Suzuken Co., Ltd.	45,070	1,788,220
Suzuki Motor Corp.	88,249	4,763,183
T&D Holdings, Inc.	118,079	1,947,320
Taiheiyo Cement Corp.	36,781	1,515,217
Taisei Corp.	36,532	1,926,087
Takashimaya Co., Ltd.	111,470	1,102,697
Takeda Pharmaceutical Co., Ltd.	134,037	7,407,040
TDK Corp.	31,552	2,585,513
Teijin Ltd.	63,444	1,372,007
Terumo Corp.	28,590	1,374,507
The Chugoku Electric Power Co., Inc.	128,458	1,423,421
The Kansai Electric Power Co., Inc.	212,747	2,821,291
The Yokohama Rubber Co., Ltd.	42,026	944,886
Tobu Railway Co., Ltd.	39,158	1,250,970
Toho Gas Co., Ltd.	22,445	639,824
Tohoku Electric Power Co., Inc.	171,001	2,264,631
Tokio Marine Holdings, Inc.	96,441	4,274,584
Tokyo Electric Power Co. Holdings, Inc. *	1,390,945	5,593,363
Tokyo Electron Ltd.	17,630	3,270,621
Tokyo Gas Co., Ltd.	165,480	3,896,518
Tokyu Corp.	95,939	1,535,470
Tokyu Fudosan Holdings Corp.	120,310	870,838
Toppan Printing Co., Ltd.	193,929	1,812,696
Toray Industries, Inc.	334,109	3,155,831
Toshiba Corp. *(a)	1,811,303	4,467,357
Tosoh Corp.	62,532	1,385,254
TOTO Ltd.	20,167	1,124,544
Toyo Seikan Group Holdings Ltd.	71,796	1,187,564
Toyo Suisan Kaisha Ltd.	21,330	911,107
Toyoda Gosei Co., Ltd.	26,804	672,346
Toyota Industries Corp.	40,995	2,553,373
Toyota Motor Corp.	605,124	38,090,286
Toyota Tsusho Corp.	120,104	4,529,189
Ube Industries Ltd.	44,615	1,297,724
Unicharm Corp.	37,501	986,242
West Japan Railway Co.	40,690	3,002,344
Yamada Denki Co., Ltd.	368,855	2,010,648
Yamaha Corp.	21,049	776,841
Yamaha Motor Co., Ltd.	63,359	1,992,973
Yamato Holdings Co., Ltd.	96,024	1,952,572
Yamazaki Baking Co., Ltd.	45,827	887,014
Yokogawa Electric Corp.	48,256	892,631
		744,223,049

Luxembourg 0.5%
ArcelorMittal *	337,026	10,192,999
Millicom International Cellular S.A.	27,875	1,831,252
RTL Group S.A. *	13,539	1,081,596
SES S.A.	57,575	952,512
Tenaris S.A.	109,811	1,598,694
		15,657,053

Netherlands 5.0%
ABN AMRO Group N.V.	27,321	811,962
Aegon N.V.	715,758	4,453,218
Akzo Nobel N.V.	46,192	4,169,331
ASML Holding N.V.	17,644	3,105,182
Boskalis Westminster	31,092	1,152,029
Gemalto N.V.	14,488	551,324
Heineken Holding N.V.	23,540	2,272,659
Heineken N.V.	30,958	3,159,364
ING Groep N.V.	508,074	9,180,929
Koninklijke Ahold Delhaize N.V.	537,956	11,542,565
Koninklijke DSM N.V.	41,856	3,931,673

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Koninklijke KPN N.V.	1,215,403	4,466,390
Koninklijke Philips N.V.	191,328	7,442,739
NN Group N.V.	41,732	1,836,361
Randstad Holding N.V.	34,055	2,100,927
RELX N.V.	82,155	1,884,213
Royal Dutch Shell plc, A Shares	1,113,165	35,584,435
Royal Dutch Shell plc, B Shares	1,701,113	55,000,297
Unilever N.V. CVA	207,555	11,974,232
Wolters Kluwer N.V.	36,649	1,901,974
X5 Retail Group N.V. GDR *	19,642	728,718
		167,250,522

New Zealand 0.1%
Contact Energy Ltd.	185,462	687,276
Fletcher Building Ltd.	235,684	1,122,463
Spark New Zealand Ltd.	557,973	1,386,130
		3,195,869

Norway 0.9%
DNB A.S.A.	167,099	3,057,863
Marine Harvest A.S.A. *	72,490	1,280,200
Norsk Hydro A.S.A.	365,085	2,490,492
Orkla A.S.A.	156,578	1,575,271
Statoil A.S.A.	687,069	13,824,676
Telenor A.S.A.	215,221	4,839,373
Yara International A.S.A.	75,356	3,362,488
		30,430,363

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,058,719	3,717,660
Galp Energia, SGPS, S.A.	146,847	2,776,100
Jeronimo Martins, SGPS, S.A.	44,038	866,394
		7,360,154

Singapore 0.9%
CapitaLand Ltd.	344,566	902,983
ComfortDelGro Corp., Ltd.	472,631	701,754
DBS Group Holdings Ltd.	233,322	4,231,668
Flex Ltd. *	129,421	2,338,637
Hutchison Port Holdings Trust	1,447,000	614,975
Jardine Cycle & Carriage Ltd.	32,043	948,682
Keppel Corp., Ltd.	545,643	3,090,762
Oversea-Chinese Banking Corp., Ltd.	424,783	3,926,168
Sembcorp Industries Ltd.	400,367	906,547
Singapore Airlines Ltd.	211,016	1,682,488
Singapore Press Holdings Ltd. (a)	343,474	703,777
Singapore Telecommunications Ltd.	1,461,302	4,046,516
United Overseas Bank Ltd.	168,685	3,281,030
Wilmar International Ltd.	607,458	1,407,030
		28,783,017

Spain 3.9%
Abertis Infraestructuras S.A.	113,923	2,548,285
Acciona S.A.	10,138	825,009
ACS, Actividades de Construccion y Servicios S.A.	63,523	2,461,603
Aena SME S.A.	4,947	985,943
Amadeus IT Group S.A.	26,797	1,935,296
Banco Bilbao Vizcaya Argentaria S.A.	1,103,874	9,452,977
Banco de Sabadell S.A.	963,384	1,941,287
Banco Santander S.A.	6,056,886	40,753,336
CaixaBank S.A.	440,777	2,098,563
Distribuidora Internacional de Alimentacion S.A.	209,870	989,443
Security	Number of Shares	Value ($)
Enagas S.A.	41,767	1,227,841
Endesa S.A.	192,420	4,298,408
Ferrovial S.A.	92,896	2,048,590
Gas Natural SDG S.A.	118,376	2,650,715
Grifols S.A.	23,124	675,787
Iberdrola S.A.	1,353,954	10,771,189
Industria de Diseno Textil S.A.	90,397	3,205,522
Mapfre S.A.	331,057	1,115,523
Red Electrica Corp. S.A.	64,358	1,458,008
Repsol S.A.	755,909	13,898,170
Telefonica S.A.	2,373,504	24,352,556
		129,694,051

Sweden 2.4%
Alfa Laval AB	53,517	1,270,186
Assa Abloy AB, B Shares	90,152	1,835,719
Atlas Copco AB, A Shares	111,191	4,797,759
Atlas Copco AB, B Shares	49,318	1,903,139
Autoliv, Inc.	20,757	2,655,235
Boliden AB	52,532	1,668,503
Electrolux AB, Series B	51,571	1,720,281
Essity AB, B Shares *	43,937	1,281,635
Getinge AB, B Shares	48,326	873,283
Hennes & Mauritz AB, B Shares	224,324	5,305,319
Hexagon AB, B Shares	23,029	1,136,259
Husqvarna AB, B Shares	77,541	710,378
Nordea Bank AB	525,233	6,182,585
Sandvik AB	211,308	3,643,526
Securitas AB, B Shares	84,252	1,486,095
Skandinaviska Enskilda Banken AB, A Shares	208,988	2,492,624
Skanska AB, B Shares	93,997	2,070,789
SKF AB, B Shares	100,183	2,274,387
SSAB AB, A Shares *	51,888	245,122
SSAB AB, B Shares *	172,029	667,974
Svenska Cellulosa AB SCA, B Shares	102,530	1,004,515
Svenska Handelsbanken AB, A Shares	217,205	2,981,570
Swedbank AB, A Shares	162,958	3,908,747
Swedish Match AB	33,003	1,253,757
Tele2 AB, B Shares	227,183	2,919,540
Telefonaktiebolaget LM Ericsson, B Shares	1,423,232	8,991,314
Telia Co. AB	1,162,756	5,124,584
Trelleborg AB, B Shares	40,409	974,593
Volvo AB, A Shares	34,147	655,164
Volvo AB, B Shares	363,297	6,939,912
		78,974,494

Switzerland 6.1%
ABB Ltd.	394,475	10,119,482
Adecco Group AG	53,962	4,088,572
Aryzta AG *	28,409	951,547
Baloise Holding AG	6,643	1,024,914
Chocoladefabriken Lindt & Sprungli AG	56	845,827
Cie Financiere Richemont S.A.	72,801	6,279,591
Clariant AG *	45,874	1,252,022
Coca-Cola HBC AG *	37,672	1,208,065
Credit Suisse Group AG *	396,881	6,733,579
Ferguson plc	63,025	4,547,228
Geberit AG	2,692	1,172,807
Georg Fischer AG	738	972,526
Givaudan S.A.	964	2,197,089
Glencore plc *	4,693,740	21,577,113
Idorsia Ltd. *	2,751	59,253
Julius Baer Group Ltd. *	16,482	970,171
Kuehne & Nagel International AG	8,815	1,551,232
LafargeHolcim Ltd. *	81,105	4,443,657
Lonza Group AG *	4,570	1,196,545

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nestle S.A.	437,176	37,509,118
Novartis AG	330,430	28,333,628
Roche Holding AG	85,949	21,724,672
Roche Holding AG, Bearer Shares	3,633	923,835
Schindler Holding AG	4,719	1,066,805
SGS S.A.	618	1,530,603
Sika AG	190	1,470,543
STMicroelectronics N.V.	106,231	2,414,226
Swiss Life Holding AG *	4,368	1,468,826
Swiss Prime Site AG *	7,111	614,097
Swiss Re AG	97,370	9,142,537
Swisscom AG	5,988	3,164,898
TE Connectivity Ltd.	48,379	4,568,913
The Swatch Group AG	15,993	2,856,486
UBS Group AG *	285,453	4,938,995
Zurich Insurance Group AG	36,139	10,937,941
		203,857,343

United Kingdom 15.3%
3i Group plc	100,504	1,225,786
Admiral Group plc	28,987	754,552
Aggreko plc	96,761	1,112,680
Anglo American plc	460,002	8,462,249
Antofagasta plc	120,850	1,487,839
Ashtead Group plc	51,986	1,336,343
Associated British Foods plc	61,365	2,448,809
AstraZeneca plc	297,336	19,226,904
Aviva plc	629,580	4,354,903
Babcock International Group plc	104,888	989,613
BAE Systems plc	615,477	4,598,938
Balfour Beatty plc	314,556	1,127,516
Barclays plc	4,508,239	11,808,494
Barratt Developments plc	151,249	1,240,714
Bellway plc	16,048	752,064
Berkeley Group Holdings plc	22,902	1,183,010
BHP Billiton plc	761,462	13,863,636
Booker Group plc	439,131	1,301,802
BP plc	11,125,161	73,656,417
British American Tobacco plc	288,973	18,341,891
BT Group plc	1,841,230	6,500,133
Bunzl plc	48,310	1,383,101
Burberry Group plc	71,228	1,654,530
Capita plc	163,703	1,033,749
Carnival plc	23,199	1,496,683
Centrica plc	2,510,322	4,913,651
CNH Industrial N.V.	176,718	2,292,521
Cobham plc *	480,031	825,239
Coca-Cola European Partners plc	56,852	2,216,659
Compass Group plc	200,989	4,078,313
Croda International plc	14,512	839,396
DCC plc	17,501	1,695,037
Debenhams plc	1,169,256	621,235
Diageo plc	270,476	9,404,050
Direct Line Insurance Group plc	437,688	2,167,280
Dixons Carphone plc	226,314	486,790
Drax Group plc	260,363	953,704
DS Smith plc	159,218	1,163,838
easyJet plc	89,825	1,709,579
Fiat Chrysler Automobiles N.V. *	460,691	7,920,976
Firstgroup plc *	966,863	1,431,821
G4S plc	378,543	1,314,857
GKN plc	408,190	1,713,447
GlaxoSmithKline plc	958,421	16,599,814
Greene King plc	63,897	449,770
Hiscox Ltd.	46,865	878,628
HSBC Holdings plc	4,038,507	40,125,783
IMI plc	59,279	1,007,853
Imperial Brands plc	176,808	7,334,460
Security	Number of Shares	Value ($)
Inchcape plc	146,168	1,476,039
Informa plc	88,604	899,541
Inmarsat plc	92,246	602,992
InterContinental Hotels Group plc	28,266	1,664,027
International Consolidated Airlines Group S.A.	145,032	1,203,458
Intertek Group plc	16,715	1,183,354
Investec plc	102,661	718,460
ITV plc	696,810	1,508,237
J Sainsbury plc	1,551,709	4,879,396
John Wood Group plc	287,652	2,817,167
Johnson Matthey plc	76,216	3,127,078
Kingfisher plc	1,022,268	4,621,871
Land Securities Group plc	78,791	996,162
Legal & General Group plc	880,826	3,185,908
Liberty Global plc, Class A *	44,085	1,400,140
Liberty Global plc, Class C *	97,531	3,006,881
Lloyds Banking Group plc	10,878,268	9,718,748
Man Group plc	516,316	1,384,544
Marks & Spencer Group plc	831,914	3,527,011
Meggitt plc	167,653	1,099,315
Mondi plc	64,440	1,540,469
National Grid plc	812,069	9,728,431
Next plc	44,264	2,682,529
Old Mutual plc	1,070,636	2,859,404
Pearson plc	338,097	3,240,270
Pennon Group plc	82,792	890,408
Persimmon plc	40,290	1,385,280
Petrofac Ltd.	96,226	547,858
Phoenix Group Holdings	94,923	980,398
Provident Financial plc	17,000	201,356
Prudential plc	237,175	5,968,359
Reckitt Benckiser Group plc	67,798	5,952,514
RELX plc	90,222	2,110,390
Rio Tinto plc	342,812	16,248,631
Rolls-Royce Holdings plc *(b)	21,249,148	28,764
Rolls-Royce Holdings plc *	476,392	5,526,522
Royal Bank of Scotland Group plc *	614,375	2,300,342
Royal Mail plc	503,319	3,010,745
RSA Insurance Group plc	188,465	1,552,380
Severn Trent plc	45,293	1,286,916
Sky plc *	210,018	2,662,385
Smith & Nephew plc	106,780	1,893,511
Smiths Group plc	75,462	1,514,872
Spectris plc	20,751	703,364
SSE plc	353,062	6,542,761
Standard Chartered plc *	796,849	7,964,790
Standard Life Aberdeen plc	585,150	3,407,566
Subsea 7 S.A.	88,636	1,299,107
Tate & Lyle plc	125,580	1,144,042
Taylor Wimpey plc	425,098	1,124,974
Tesco plc	4,162,943	10,935,049
The British Land Co. plc	74,962	638,261
The Sage Group plc	156,106	1,636,619
The Weir Group plc	42,067	1,117,242
Travis Perkins plc	91,110	1,984,398
Unilever plc	146,615	8,264,103
United Utilities Group plc	132,772	1,474,659
Vodafone Group plc	9,951,108	30,213,938
Whitbread plc	28,307	1,367,179
William Hill plc	247,289	966,738
Wm Morrison Supermarkets plc	1,503,082	4,400,944
WPP plc	206,024	3,645,021
		505,450,875
Total Common Stock
(Cost $2,841,352,580)		3,274,454,148

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Stock 0.8% of net assets

Germany 0.8%
Fuchs Petrolub SE	12,076	635,708
Henkel AG & Co. KGaA	20,167	2,741,257
Volkswagen AG	98,519	20,921,250
		24,298,215

Italy 0.0%
Intesa Sanpaolo S.p.A. - RSP	261,151	835,753

Spain 0.0%
Grifols S.A., B Shares	21,246	478,787
Total Preferred Stock
(Cost $19,399,754)		25,612,755

Other Investment Companies 0.5% of net assets

United States 0.5%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	5,478,801	5,478,801
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 1.00% (c)	11,907,266	11,907,266
Total Other Investment Companies
(Cost $17,386,067)		17,386,067

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 12/15/17	110	11,105,600	125,669
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $11,271,388.
(b)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,577,545,128	$—	$—	$2,577,545,128
Australia	191,458,145	—	— *	191,458,145
United Kingdom	505,422,111	—	28,764	505,450,875
Preferred Stock[1]	25,612,755	—	—	25,612,755
Other Investment Companies[1]	17,386,067	—	—	17,386,067
Futures Contracts[2]	125,669	—	—	125,669
Total	$3,317,549,875	$—	$28,764	$3,317,578,639
*	Level 3 amount shown includes securities determined to have no value at November 30, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Australia 5.7%
Adelaide Brighton Ltd.	286,107	1,392,240
ALS Ltd.	339,823	1,743,922
Ansell Ltd.	68,737	1,280,017
Ardent Leisure Group	395,950	518,510
Aristocrat Leisure Ltd.	82,355	1,374,810
ASX Ltd.	49,598	2,151,453
AusNet Services	1,085,184	1,544,657
Austal Ltd.	151,825	195,938
Australian Pharmaceutical Industries Ltd.	628,058	717,569
Automotive Holdings Group Ltd.	426,239	1,197,243
Bank of Queensland Ltd.	193,549	1,936,573
Beach Energy Ltd.	1,538,706	1,226,514
Bega Cheese Ltd.	112,930	660,984
carsales.com Ltd.	61,437	678,610
Challenger Ltd.	160,984	1,709,732
Charter Hall Retail REIT	139,199	460,734
Cleanaway Waste Management Ltd.	1,319,830	1,477,874
Cochlear Ltd.	12,958	1,777,754
Computershare Ltd.	196,715	2,459,567
Cromwell Property Group	591,736	467,185
Crown Resorts Ltd.	243,931	2,286,975
CSR Ltd.	591,735	2,061,899
Dexus	285,122	2,242,425
Domain Holdings Australia Ltd. *	278,500	735,753
DuluxGroup Ltd.	190,205	1,145,045
Event Hospitality & Entertainment Ltd.	63,216	613,797
Fairfax Media Ltd.	2,872,621	1,537,429
Flight Centre Travel Group Ltd.	41,338	1,404,647
G.U.D. Holdings Ltd.	77,369	713,626
G8 Education Ltd.	77,527	259,549
Genworth Mortgage Insurance Australia Ltd.	307,727	742,883
GrainCorp Ltd., Class A	298,000	1,721,585
GWA Group Ltd.	267,207	580,151
Harvey Norman Holdings Ltd. (a)	342,176	1,041,649
Healthscope Ltd.	480,677	724,338
Inghams Group Ltd. (a)	255,206	683,901
Investa Office Fund	171,104	623,489
InvoCare Ltd.	43,782	593,615
IOOF Holdings Ltd.	161,765	1,369,263
IRESS Ltd.	48,684	402,108
JB Hi-Fi Ltd. (a)	99,940	1,791,277
McMillan Shakespeare Ltd.	54,819	740,762
Mineral Resources Ltd.	126,381	1,874,709
Monadelphous Group Ltd.	162,557	2,310,144
Myer Holdings Ltd. (a)	2,891,062	1,722,878
Navitas Ltd.	216,248	861,864
nib Holdings Ltd.	248,024	1,272,823
Nine Entertainment Co. Holdings Ltd.	643,000	773,691
Nufarm Ltd.	164,080	1,103,613
OceanaGold Corp.	239,944	618,345
Orora Ltd.	683,197	1,706,355
OZ Minerals Ltd.	330,147	2,092,769
Security	Number of Shares	Value ($)
Pact Group Holdings Ltd.	61,059	257,722
Perpetual Ltd.	17,247	635,013
Premier Investments Ltd.	63,134	690,645
Primary Health Care Ltd.	558,450	1,564,365
Qantas Airways Ltd.	704,276	3,031,471
Qube Holdings Ltd.	333,258	667,901
Ramsay Health Care Ltd.	37,098	1,965,210
Regis Resources Ltd.	71,669	213,822
Resolute Mining Ltd.	394,437	303,928
Sandfire Resources NL	41,973	197,874
SEEK Ltd.	78,679	1,103,795
Seven Group Holdings Ltd.	80,811	844,144
Seven West Media Ltd.	2,265,179	1,083,355
Sigma Healthcare Ltd.	1,838,969	1,102,882
South32 Ltd.	380,563	941,828
Southern Cross Media Group Ltd.	881,974	773,331
Spotless Group Holdings Ltd.	1,670,815	1,458,659
Super Retail Group Ltd.	139,564	845,481
Sydney Airport	282,793	1,590,796
The GPT Group	523,281	2,149,115
The Star Entertainment Grp Ltd.	447,893	2,012,906
TPG Telecom Ltd.	113,963	514,764
Treasury Wine Estates Ltd.	174,263	2,080,949
Vicinity Centres	520,553	1,106,498
Village Roadshow Ltd. *	164,538	500,885
Washington H Soul Pattinson & Co., Ltd.	48,229	619,127
Western Areas Ltd. (a)	318,677	742,705
Whitehaven Coal Ltd.	429,000	1,253,850
		93,578,264

Austria 1.1%
ams AG *	13,339	1,301,366
ANDRITZ AG	35,471	1,990,137
Austria Technologie & Systemtechnik AG	41,349	1,186,711
BUWOG AG *	23,262	669,835
CA Immobilien Anlagen AG	23,540	708,715
IMMOFINANZ AG *	480,883	1,155,936
Lenzing AG	3,916	466,597
Oesterreichische Post AG	33,818	1,528,237
Rhi Magnesita N.V. *	27,960	1,522,628
S IMMO AG	15,955	272,708
Schoeller-Bleckmann Oilfield Equipment AG *	7,492	705,714
Semperit AG Holding	7,483	217,705
Telekom Austria AG *	99,525	961,334
UNIQA Insurance Group AG	77,371	822,254
Verbund AG	32,852	779,113
Vienna Insurance Group AG Wiener Versicherung Gruppe	47,211	1,393,228
Wienerberger AG	97,442	2,216,809
Zumtobel Group AG	24,422	309,832
		18,208,859

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Belgium 1.2%
Ackermans & van Haaren N.V.	6,596	1,154,150
AGFA-Gevaert N.V. *	195,284	889,941
Barco N.V.	9,367	1,000,496
Befimmo S.A.	9,333	596,472
Bekaert S.A.	34,971	1,456,082
bpost S.A.	76,240	2,356,706
Cie d'Entreprises CFE	3,385	491,396
Cofinimmo S.A.	9,982	1,289,586
D'Ieteren S.A. N.V.	40,751	1,914,667
Elia System Operator S.A. N.V.	21,488	1,265,688
Euronav N.V.	67,363	579,029
Gimv N.V.	13,453	823,849
Nyrstar N.V. *(a)	165,971	1,184,009
Ontex Group N.V.	32,050	1,083,008
Orange Belgium S.A.	43,253	937,334
Sofina S.A.	1,458	224,694
Telenet Group Holding N.V. *	27,292	1,909,867
Tessenderlo Group S.A. *	23,125	1,081,968
		20,238,942

Canada 8.4%
Aecon Group, Inc.	91,940	1,403,757
AGF Management Ltd., Class B	199,233	1,271,206
Aimia, Inc.	392,071	1,080,379
Air Canada *	31,135	594,279
Algonquin Power & Utilities Corp.	73,074	804,875
Allied Properties Real Estate Investment Trust	7,896	254,231
AltaGas Ltd.	83,101	1,891,914
Artis Real Estate Investment Trust	56,462	617,957
AutoCanada, Inc.	31,978	596,966
Bird Construction, Inc.	73,271	564,761
Boardwalk Real Estate Investment Trust (a)	14,925	466,761
Bombardier, Inc., B Shares *	1,378,474	3,209,984
Bonavista Energy Corp.	787,393	1,369,060
Bonterra Energy Corp.	29,944	359,337
CAE, Inc.	113,465	2,006,313
Canadian Apartment Properties REIT	23,104	663,368
Canadian Real Estate Investment Trust	14,864	524,503
Canadian Solar, Inc. *	43,348	778,964
Canadian Utilities Ltd., Class A	99,350	3,010,653
Canadian Western Bank	42,342	1,203,245
Canfor Corp. *	81,064	1,671,870
Capital Power Corp.	88,843	1,680,590
Cascades, Inc.	96,532	962,098
CCL Industries, Inc., Class B	28,044	1,301,522
Centerra Gold, Inc. *	200,858	1,138,138
CES Energy Solutions Corp.	118,181	563,247
Chartwell Retirement Residences	40,895	491,705
Chemtrade Logistics Income Fund	57,574	862,515
Cineplex, Inc.	36,819	1,106,885
Cogeco Communications, Inc.	17,274	1,234,374
Cogeco, Inc.	7,858	589,030
Colliers International Group, Inc.	9,441	577,614
Cominar Real Estate Investment Trust	89,969	979,791
Constellation Software, Inc.	1,778	1,042,924
Corus Entertainment, Inc., B Shares	93,397	851,832
Cott Corp.	69,097	1,187,999
Crew Energy, Inc. *	122,259	374,853
Dorel Industries, Inc., Class B	51,358	1,203,522
Dream Global Real Estate Investment Trust	66,821	612,037
Dream Office Real Estate Investment Trust	54,008	917,671
Eldorado Gold Corp.	483,848	555,845
Enercare, Inc.	37,802	590,372
Enerflex Ltd.	75,150	924,573
Ensign Energy Services, Inc.	324,370	1,611,401
Security	Number of Shares	Value ($)
Entertainment One Ltd.	287,121	1,188,527
Exchange Income Corp. (a)	18,194	521,402
Extendicare, Inc.	87,298	632,221
First Capital Realty, Inc.	62,026	1,012,984
FirstService Corp.	3,836	261,639
Franco-Nevada Corp.	18,059	1,473,400
Genworth MI Canada, Inc.	40,736	1,364,401
Gran Tierra Energy, Inc. *	339,869	762,417
Granite Real Estate Investment Trust	16,554	655,838
Great Canadian Gaming Corp. *	28,814	677,911
H&R Real Estate Investment Trust	74,098	1,215,890
Home Capital Group, Inc. (a)	74,643	975,116
Hudbay Minerals, Inc.	95,947	697,837
Hudson's Bay Co. (a)	161,015	1,413,552
Hydro One Ltd.	38,151	673,410
IAMGOLD Corp. *	350,883	1,914,700
IGM Financial, Inc.	79,610	2,754,804
Industrial Alliance Insurance & Financial Services, Inc.	46,024	2,149,549
Innergex Renewable Energy, Inc.	40,959	460,681
Interfor Corp. *	52,110	865,601
Intertape Polymer Group, Inc.	28,238	475,857
Just Energy Group, Inc.	119,151	517,002
Kinross Gold Corp. *	626,790	2,622,369
Laurentian Bank of Canada	19,797	928,306
Linamar Corp.	40,198	2,176,365
Lundin Mining Corp.	172,670	1,007,901
Maple Leaf Foods, Inc.	79,054	2,138,502
Martinrea International, Inc.	138,671	1,654,408
Maxar Technologies Ltd.	30,323	1,912,634
Medical Facilities Corp.	36,477	373,179
MEG Energy Corp. *	238,779	1,011,980
Morneau Shepell, Inc.	30,519	515,480
Mullen Group Ltd.	125,939	1,528,903
Nevsun Resources Ltd.	319,706	729,594
New Flyer Industries, Inc.	15,491	590,036
New Gold, Inc. *	210,241	660,930
Norbord, Inc.	18,215	631,438
Northland Power, Inc.	47,764	881,649
Open Text Corp.	43,924	1,434,698
Pan American Silver Corp.	49,683	756,641
Parex Resources, Inc. *	52,821	706,849
Pason Systems, Inc.	55,797	800,812
Pengrowth Energy Corp. *(a)	2,313,424	1,975,290
Peyto Exploration & Development Corp.	67,575	803,053
PrairieSky Royalty Ltd.	10,636	278,717
Precision Drilling Corp. *	530,976	1,491,992
Premium Brands Holdings Corp.	5,326	440,368
Quebecor, Inc., Class B	148,720	2,854,805
Restaurant Brands International, Inc.	17,753	1,104,205
Richelieu Hardware Ltd.	34,569	908,298
RioCan Real Estate Investment Trust	80,497	1,555,830
Ritchie Bros. Auctioneers, Inc.	27,622	732,842
Rogers Sugar, Inc.	47,064	229,785
Russel Metals, Inc.	100,539	2,255,358
Secure Energy Services, Inc.	117,198	718,671
SEMAFO, Inc. *	181,368	449,091
ShawCor Ltd.	75,143	1,619,165
SmartCentres Real Estate Investment Trust	29,127	658,370
Stantec, Inc.	50,643	1,375,848
Stella-Jones, Inc.	13,906	554,923
Student Transportation, Inc. (a)	81,993	474,787
SunOpta, Inc. *	28,944	226,241
Superior Plus Corp.	175,641	1,659,203
TFI International, Inc.	79,219	1,996,616
The Jean Coutu Group PJC, Inc., Class A	73,652	1,405,236
The North West Co., Inc.	46,577	1,183,315
TMX Group Ltd.	18,235	983,725

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toromont Industries Ltd.	36,829	1,622,328
Tourmaline Oil Corp. *	47,546	855,481
Transcontinental, Inc., Class A	79,053	1,705,871
Trinidad Drilling Ltd. *	510,418	618,064
Uni-Select, Inc.	35,151	697,945
Waste Connections, Inc.	55,821	3,848,499
Western Forest Products, Inc.	466,039	911,603
Westshore Terminals Investment Corp.	33,374	645,564
Wheaton Precious Metals Corp.	91,804	1,923,302
Whitecap Resources, Inc.	116,266	793,277
Winpak Ltd.	5,456	207,644
WSP Global, Inc.	38,254	1,777,150
Yamana Gold, Inc.	874,630	2,240,378
Yellow Pages Ltd. *(a)	203,444	1,088,046
		138,303,220

Denmark 1.4%
Chr Hansen Holding A/S	14,909	1,355,537
D/S Norden A/S *(a)	42,238	859,418
Dfds A/S	15,779	853,199
FLSmidth & Co. A/S	39,698	2,189,156
GN Store Nord A/S	54,757	1,726,481
H. Lundbeck A/S	15,366	776,215
Jyske Bank A/S	20,507	1,109,836
Matas A/S	39,255	493,699
Nets A/S *	13,426	352,121
Nilfisk Holding A/S *	19,663	969,651
NKT A/S *	19,663	899,715
Orsted A/S	18,700	1,089,937
Per Aarsleff Holding A/S, Class B	28,175	819,290
Rockwool International A/S, B Shares	8,514	2,346,169
Royal Unibrew A/S	15,361	878,833
Scandinavian Tobacco Group A/S, Class A	13,794	245,307
Schouw & Co.	8,265	766,026
SimCorp A/S	9,282	559,296
Sydbank A/S	29,570	1,158,317
Topdanmark A/S *	20,826	897,877
Tryg A/S	59,282	1,443,655
William Demant Holding A/S *	33,452	921,287
		22,711,022

Finland 1.4%
Amer Sports Oyj *	66,948	1,761,747
Cargotec Oyj, B Shares	29,097	1,669,813
Caverion Oyj *(a)	117,208	880,443
Cramo Oyj	31,389	698,756
Finnair Oyj	30,454	435,016
Huhtamaki Oyj	44,839	1,978,160
Kemira Oyj	98,886	1,286,362
Konecranes Oyj	30,544	1,361,347
Metsa Board Oyj	145,083	1,128,758
Outokumpu Oyj	168,536	1,458,925
Outotec Oyj *(a)	127,857	966,535
PKC Group Oyj *(b)	14,984	420,748
Raisio Oyj, V Shares	55,177	240,135
Ramirent Oyj	77,438	692,499
Sanoma Oyj	133,725	1,682,166
Tieto Oyj	65,221	2,044,475
Tikkurila Oyj	34,502	749,954
Uponor Oyj	34,016	661,517
Valmet Oyj	79,194	1,461,729
YIT Oyj	182,746	1,317,188
		22,896,273

Security	Number of Shares	Value ($)
France 4.1%
Aeroports de Paris	12,625	2,412,310
Alten S.A.	14,010	1,166,665
Altran Technologies S.A.	48,368	827,587
Amundi S.A.	11,064	989,148
BioMerieux	13,494	1,127,718
Coface S.A. *	87,789	964,059
Dassault Aviation S.A.	508	782,400
Dassault Systemes S.A.	22,276	2,398,705
Derichebourg S.A.	43,332	472,752
Edenred	86,920	2,491,483
Elior Group S.A.	54,018	1,188,656
Elis S.A.	110,916	2,898,935
Euler Hermes Group	11,364	1,650,373
Europcar Groupe S.A.	38,003	479,637
Fnac Darty S.A. *	15,524	1,636,473
Fonciere Des Regions	14,459	1,549,720
Gecina S.A.	13,054	2,179,091
Groupe Eurotunnel SE	178,778	2,381,063
Havas S.A.	95,377	1,051,936
ICADE	23,623	2,198,143
Iliad S.A.	8,453	1,981,014
Imerys S.A.	22,426	2,059,754
Ingenico Group S.A.	15,212	1,596,872
Ipsen S.A.	8,339	1,018,164
IPSOS	30,007	1,085,888
JCDecaux S.A.	43,309	1,807,898
Korian S.A.	23,191	809,783
Mercialys S.A.	34,321	721,262
Mersen S.A.	6,264	278,589
Metropole Television S.A.	61,618	1,623,692
Neopost S.A.	60,503	2,018,498
Nexans S.A.	34,122	2,243,798
Nexity S.A. *	31,527	1,934,444
Orpea	10,911	1,317,235
Plastic Omnium S.A.	33,079	1,434,891
Remy Cointreau S.A.	8,166	1,088,566
SEB S.A.	12,008	2,216,386
Societe BIC S.A.	17,190	1,999,228
Sopra Steria Group	7,112	1,274,543
SPIE S.A.	25,974	719,590
Tarkett S.A.	12,457	487,924
Technicolor S.A.	320,735	1,176,732
Television Francaise 1 S.A.	138,419	2,208,287
UBISOFT Entertainment S.A. *	31,110	2,389,967
Vicat S.A.	15,181	1,244,991
		67,584,850

Germany 2.7%
Aareal Bank AG	28,571	1,270,515
Axel Springer SE	33,266	2,630,167
Bechtle AG	23,236	1,986,480
CANCOM SE	8,548	701,530
Deutsche Pfandbriefbank AG	60,206	932,149
Deutsche Wohnen SE	48,330	2,140,240
Drillisch AG	13,389	1,023,476
Duerr AG	10,309	1,299,872
ElringKlinger AG (a)	42,972	814,679
Fielmann AG	8,940	781,243
Fraport AG Frankfurt Airport Services Worldwide	22,231	2,218,117
Gerresheimer AG	15,842	1,266,710
Grammer AG	9,800	597,339
Heidelberger Druckmaschinen AG *	190,883	670,735
Hella GmbH & Co. KGaA	27,788	1,709,001
Jenoptik AG	27,441	897,490
Krones AG	9,789	1,241,892

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LEG Immobilien AG	16,908	1,800,512
Nordex SE *(a)	16,397	166,848
Norma Group SE	16,084	1,025,243
Pfeiffer Vacuum Technology AG	4,208	765,657
Rhoen-Klinikum AG	47,960	1,671,806
SAF-Holland S.A.	36,027	732,843
Scout24 AG	6,056	255,330
Siltronic AG *	16,464	2,449,930
SMA Solar Technology AG (a)	26,820	1,071,450
Software AG	29,067	1,594,096
STADA Arzneimittel AG	26,879	2,608,162
TAG Immobilien AG	48,267	885,424
Talanx AG *	29,976	1,234,882
TLG Immobilien AG	10,662	263,219
United Internet AG	33,393	2,253,593
Wacker Chemie AG	13,413	2,189,440
Wirecard AG	10,897	1,163,656
Zalando SE *	5,250	268,954
		44,582,680

Hong Kong 4.5%
AAC Technologies Holdings, Inc.	103,683	2,074,934
ASM Pacific Technology Ltd.	90,828	1,304,820
BOC Aviation Ltd.	45,572	240,983
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	457,125
Cafe de Coral Holdings Ltd.	193,590	547,789
Cathay Pacific Airways Ltd. *	1,375,354	2,113,166
China Travel International Investment Hong Kong Ltd.	729,142	236,195
Chow Sang Sang Holdings International Ltd.	234,410	513,228
Chow Tai Fook Jewellery Group Ltd.	976,331	1,062,561
CK Infrastructure Holdings Ltd.	24,532	208,250
Dairy Farm International Holdings Ltd.	151,948	1,215,584
Far East Consortium International Ltd.	388,440	246,188
FIH Mobile Ltd.	4,128,136	1,273,822
First Pacific Co., Ltd.	2,529,303	1,891,261
Giordano International Ltd.	1,464,466	781,904
Global Brands Group Holding Ltd. *	10,559,136	946,377
Great Eagle Holdings Ltd.	121,436	653,032
Hang Lung Group Ltd.	445,434	1,602,609
Hang Lung Properties Ltd.	869,040	2,045,140
Henderson Land Development Co., Ltd.	310,540	2,027,802
HK Electric Investments & HK Electric Investments Ltd.	658,910	604,899
HKBN Ltd.	230,672	277,922
Hopewell Holdings Ltd.	125,561	462,201
Huabao International Holdings Ltd.	1,572,817	1,010,927
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,738,006	634,211
Hysan Development Co., Ltd.	155,781	834,733
Johnson Electric Holdings Ltd.	117,332	463,457
Ju Teng International Holdings Ltd.	1,750,256	524,391
K Wah International Holdings Ltd.	320,733	171,655
Kerry Logistics Network Ltd.	436,352	583,278
Kerry Properties Ltd.	469,357	2,073,291
Luk Fook Holdings International Ltd.	387,914	1,693,666
Man Wah Holdings Ltd.	408,514	354,629
Melco Resorts & Entertainment Ltd. ADR	55,820	1,457,460
MGM China Holdings Ltd.	496,252	1,266,967
Minth Group Ltd.	184,150	1,028,007
MMG Ltd. *	1,546,936	707,096
NewOcean Energy Holdings Ltd. *	964,440	223,507
NWS Holdings Ltd.	733,787	1,332,245
Orient Overseas International Ltd.	293,871	2,784,366
Pacific Basin Shipping Ltd. *	4,228,674	925,845
Pacific Textiles Holdings Ltd.	698,194	733,040
Pou Sheng International Holdings Ltd.	1,119,280	164,807
Security	Number of Shares	Value ($)
Power Assets Holdings Ltd.	242,408	2,070,192
Sa Sa International Holdings Ltd.	1,086,575	418,759
Seaspan Corp. (a)	33,310	195,530
Semiconductor Manufacturing International Corp. *(a)	1,322,263	1,845,365
Shangri-La Asia Ltd.	779,473	1,756,514
Shougang Fushan Resources Group Ltd.	3,057,317	634,152
Shui On Land Ltd.	3,063,195	835,395
Sino Land Co., Ltd.	1,117,069	2,022,401
SITC International Holdings Co., Ltd.	724,017	700,823
SmarTone Telecommunications Holdings Ltd.	374,327	447,168
Stella International Holdings Ltd.	684,459	1,042,875
Sun Art Retail Group Ltd.	1,705,559	1,668,391
Swire Properties Ltd.	355,781	1,204,887
Techtronic Industries Co., Ltd.	428,765	2,478,648
Television Broadcasts Ltd.	252,498	880,972
Texwinca Holdings Ltd.	1,156,867	656,183
The Bank of East Asia Ltd.	412,974	1,826,874
The Hongkong & Shanghai Hotels Ltd.	153,860	215,911
Tingyi Cayman Islands Holding Corp.	1,623,252	2,552,244
Truly International Holdings Ltd. (a)	2,343,450	1,071,178
Uni-President China Holdings Ltd.	732,370	566,377
Vitasoy International Holdings Ltd.	243,748	625,739
VTech Holdings Ltd.	120,795	1,735,320
Wynn Macau Ltd.	1,015,535	2,906,098
Xinyi Glass Holdings Ltd. *	911,264	1,111,924
		73,225,290

Ireland 0.8%
C&C Group plc	222,024	757,129
Glanbia plc	66,873	1,247,470
ICON plc *	14,328	1,673,654
Irish Continental Group plc	84,510	586,455
James Hardie Industries plc	93,747	1,530,112
Jazz Pharmaceuticals plc *	6,506	909,148
Kingspan Group plc	42,748	1,753,388
Origin Enterprises plc	99,374	807,855
Paddy Power Betfair plc	12,564	1,403,540
Total Produce plc	387,913	1,170,196
UDG Healthcare plc	117,574	1,336,895
		13,175,842

Israel 0.8%
Azrieli Group Ltd.	9,366	502,365
Cellcom Israel Ltd. *	102,552	1,018,520
Delek Group Ltd.	4,677	744,818
Elbit Systems Ltd.	7,670	1,062,958
First International Bank of Israel Ltd.	33,871	689,373
Gazit-Globe Ltd.	58,887	613,503
Israel Discount Bank Ltd., A Shares *	707,833	2,009,732
Mizrahi Tefahot Bank Ltd.	52,120	950,701
NICE Ltd.	17,794	1,540,108
Partner Communications Co., Ltd. *	147,238	863,912
Paz Oil Co., Ltd.	8,475	1,498,834
Taro Pharmaceutical Industries Ltd. *(a)	2,132	228,764
The Israel Corp., Ltd. *	8,800	1,518,027
Tower Semiconductor Ltd. *	8,522	309,771
		13,551,386

Italy 3.1%
A2A S.p.A.	1,474,946	2,778,670
ACEA S.p.A.	47,068	958,556
Anima Holding S.p.A.	88,593	614,261
Ansaldo STS S.p.A. *	46,879	660,693
Astaldi S.p.A.	89,597	225,841

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ASTM S.p.A.	58,504	1,671,383
Autogrill S.p.A.	82,800	1,058,349
Azimut Holding S.p.A.	46,017	875,699
Banca Carige S.p.A. *(a)	3,757,411	45,249
Banca Generali S.p.A.	24,015	844,139
Banca Mediolanum S.p.A.	51,013	426,082
Banca Popolare di Sondrio Scarl	507,354	2,020,511
Beni Stabili S.p.A.	670,017	614,350
Brembo S.p.A.	39,551	612,591
Buzzi Unicem S.p.A.	35,931	957,526
Buzzi Unicem S.p.A. - RSP	6,275	95,021
C.I.R. - Compagnie Industriali Riunite S.p.A.	501,245	669,379
Cerved Information Solutions S.p.A.	65,433	811,398
Danieli & C Officine Meccaniche S.p.A.	9,854	232,756
Danieli & C Officine Meccaniche S.p.A. - RSP	34,949	559,231
Davide Campari-Milano S.p.A.	160,916	1,254,818
De'Longhi S.p.A.	25,965	764,077
DiaSorin S.p.A.	6,521	601,809
Enav S.p.A.	79,888	427,502
ERG S.p.A.	100,078	1,909,248
Esprinet S.p.A. (a)	62,012	299,013
Ferrari N.V.	26,709	2,904,398
Hera S.p.A.	755,545	2,720,639
Interpump Group S.p.A.	22,518	743,727
Iren S.p.A.	623,131	1,913,943
Italgas S.p.A.	335,301	2,126,915
Italmobiliare S.p.A.	50,739	1,433,818
Leonardo S.p.A.	147,173	1,761,836
MARR S.p.A.	22,124	572,700
Moncler S.p.A.	9,879	271,276
OVS S.p.A.	32,072	220,268
Parmalat S.p.A.	203,035	777,105
Piaggio & C S.p.A.	240,677	764,491
PRADA S.p.A.	338,517	1,152,922
Recordati S.p.A.	23,036	1,038,251
Safilo Group S.p.A. *(a)	70,062	368,906
Salini Impregilo S.p.A	239,157	876,578
Saras S.p.A.	474,536	1,225,551
Societa Cattolica di Assicurazioni SC	135,988	1,477,954
Societa Iniziative Autostradali e Servizi S.p.A.	78,506	1,389,122
Tod's S.p.A. (a)	12,799	854,610
Trevi Finanziaria Industriale S.p.A. *(a)	489,115	202,427
Unipol Gruppo S.p.A.	478,224	2,196,450
UnipolSai Assicurazioni S.p.A.	594,240	1,395,828
		50,377,867

Japan 38.9%
ABC-Mart, Inc.	15,049	828,398
Acom Co., Ltd. *	142,533	594,816
Activia Properties, Inc.	77	320,303
Adastria Co., Ltd.	26,381	585,825
ADEKA Corp.	86,783	1,470,359
Advance Residence Investment Corp.	258	631,023
Advantest Corp.	38,326	765,458
Aeon Delight Co., Ltd.	19,836	753,344
AEON Financial Service Co., Ltd.	61,856	1,376,912
Aeon Mall Co., Ltd.	68,540	1,258,042
Aica Kogyo Co., Ltd.	30,880	1,085,857
Aichi Steel Corp.	20,966	823,427
Ain Holdings, Inc.	10,456	714,788
Aisan Industry Co., Ltd.	61,819	706,550
Akebono Brake Industry Co., Ltd. *	174,649	533,756
Alpen Co., Ltd.	30,941	635,105
Alpine Electronics, Inc.	71,521	1,655,966
Amada Holdings Co., Ltd.	193,479	2,577,876
Security	Number of Shares	Value ($)
Amano Corp.	38,132	999,089
Anritsu Corp.	155,140	1,483,399
AOKI Holdings, Inc.	51,551	755,495
Aoyama Trading Co., Ltd.	47,556	1,818,861
Aozora Bank Ltd.	59,965	2,333,654
Arata Corp.	14,234	750,463
Arcland Sakamoto Co., Ltd.	41,874	700,114
Asahi Diamond Industrial Co., Ltd.	72,287	782,267
Asahi Holdings, Inc.	41,146	728,388
Asatsu-DK, Inc.	64,373	2,105,404
Asics Corp.	93,188	1,379,021
ASKUL Corp.	15,713	439,495
Autobacs Seven Co., Ltd.	121,910	2,344,402
Avex, Inc.	58,165	805,126
Axial Retailing, Inc.	15,372	581,060
Azbil Corp.	46,741	2,029,947
Belc Co., Ltd.	11,291	634,649
Benesse Holdings, Inc.	71,400	2,526,643
Bic Camera, Inc.	102,847	1,316,089
BML, Inc.	18,885	456,662
Bunka Shutter Co., Ltd.	62,888	654,703
Calbee, Inc.	32,255	1,131,325
Canon Electronics, Inc.	30,921	685,261
Canon Marketing Japan, Inc.	68,931	1,767,856
Capcom Co., Ltd.	31,452	899,391
Casio Computer Co., Ltd.	139,670	2,049,400
Cawachi Ltd.	35,055	877,119
Central Glass Co., Ltd.	61,714	1,375,957
Chiyoda Co., Ltd.	39,577	1,034,473
Chiyoda Corp. (a)	206,249	1,356,501
Chudenko Corp.	18,746	540,243
Chugoku Marine Paints Ltd.	77,389	670,121
Citizen Watch Co., Ltd.	290,907	2,118,665
CKD Corp.	36,052	785,763
Cocokara fine, Inc.	34,274	2,143,944
COMSYS Holdings Corp.	105,319	2,950,494
Cosmo Energy Holdings Co., Ltd.	21,944	661,820
Cosmos Pharmaceutical Corp.	3,914	883,846
Create SD Holdings Co., Ltd.	19,584	512,416
Credit Saison Co., Ltd.	112,213	2,164,942
CyberAgent, Inc.	37,789	1,293,346
Daido Steel Co., Ltd.	30,890	1,874,296
Daifuku Co., Ltd.	35,017	1,915,053
Daihen Corp.	70,596	633,380
Daiichikosho Co., Ltd.	25,810	1,240,854
Daikyo, Inc.	30,685	599,688
Daikyonishikawa Corp.	16,016	269,211
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,267	301,295
Daio Paper Corp.	90,980	1,220,330
Daiseki Co., Ltd.	21,259	563,272
Daiwabo Holdings Co., Ltd.	35,527	1,393,714
DCM Holdings Co., Ltd.	184,409	1,787,979
DeNA Co., Ltd.	93,103	2,117,395
Descente Ltd.	17,456	258,319
Dexerials Corp.	19,666	239,707
Disco Corp.	7,614	1,691,471
DMG Mori Co., Ltd.	67,321	1,351,774
Doshisha Co., Ltd.	29,470	607,018
Doutor Nichires Holdings Co., Ltd.	31,619	758,370
DTS Corp.	18,635	618,641
Duskin Co., Ltd.	49,876	1,305,008
DyDo Group Holdings, Inc.	14,290	739,369
Dynam Japan Holdings Co., Ltd.	522,226	805,050
Eagle Industry Co., Ltd.	32,850	595,031
Earth Chemical Co., Ltd.	9,787	506,382
EDION Corp. (a)	207,340	2,336,408
Eizo Corp.	15,177	648,961
Exedy Corp.	44,534	1,331,185

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ezaki Glico Co., Ltd.	33,055	1,639,384
FamilyMart UNY Holdings Co., Ltd.	48,708	3,294,934
Fancl Corp.	35,678	1,025,019
FCC Co., Ltd.	49,153	1,246,120
Foster Electric Co., Ltd.	51,004	1,337,713
FP Corp.	13,861	771,673
Frontier Real Estate Investment Corp.	109	445,137
Fuji Co., Ltd.	26,167	576,630
Fuji Machine Manufacturing Co., Ltd.	50,676	990,379
Fuji Oil Co., Ltd.	230,044	1,130,639
Fuji Oil Holdings, Inc.	55,648	1,623,616
Fuji Seal International, Inc.	30,788	1,050,982
Fuji Soft, Inc.	27,659	856,427
Fujikura Ltd.	307,141	2,873,657
Fujimori Kogyo Co., Ltd.	18,822	665,216
Fujitec Co., Ltd.	50,610	768,387
Fujitsu General Ltd.	33,392	710,481
Fukuda Corp.	4,384	269,140
Fukuoka Financial Group, Inc.	438,207	2,279,045
Fukuoka REIT Corp.	230	346,937
Fukuyama Transporting Co., Ltd.	34,891	1,259,637
Funai Electric Co., Ltd. (a)	113,679	876,681
Furukawa Co., Ltd.	25,549	516,437
Futaba Corp.	29,976	626,012
Futaba Industrial Co., Ltd.	126,581	1,185,442
Fuyo General Lease Co., Ltd.	10,880	724,329
G-Tekt Corp.	38,189	807,428
Geo Holdings Corp.	122,439	2,491,342
Glory Ltd.	41,900	1,493,955
GLP J-Reit	197	213,891
Godo Steel Ltd.	24,631	477,191
Gree, Inc.	142,626	931,680
GS Yuasa Corp.	351,954	1,824,166
GungHo Online Entertainment, Inc. (a)	328,781	840,279
Gunze Ltd.	20,831	1,094,556
H2O Retailing Corp.	118,261	2,312,274
Hamakyorex Co., Ltd.	8,506	237,534
Hamamatsu Photonics K.K.	47,216	1,624,428
Hazama Ando Corp.	101,928	807,919
Heiwa Corp.	49,453	856,440
Heiwado Co., Ltd.	61,620	1,333,664
Hikari Tsushin, Inc.	11,632	1,681,835
Hirose Electric Co., Ltd.	13,420	2,007,514
HIS Co., Ltd.	37,327	1,409,290
Hisamitsu Pharmaceutical Co., Inc.	25,731	1,453,196
Hitachi Capital Corp.	26,649	658,694
Hitachi Chemical Co., Ltd.	83,846	2,212,566
Hitachi High-Technologies Corp.	53,538	2,222,278
Hitachi Kokusai Electric, Inc.	25,492	726,683
Hitachi Transport System, Ltd.	54,446	1,358,900
Hitachi Zosen Corp.	232,140	1,207,323
Hogy Medical Co., Ltd.	6,270	453,280
Hokkaido Electric Power Co., Inc.	243,008	1,752,446
Hokuetsu Kishu Paper Co., Ltd.	158,241	890,861
Hokuhoku Financial Group, Inc.	85,061	1,273,198
Hokuto Corp.	20,795	374,999
Horiba Ltd.	20,493	1,281,900
Hoshizaki Corp.	18,132	1,732,104
Hosiden Corp.	93,369	1,475,982
House Foods Group, Inc.	48,697	1,592,699
Hulic Co., Ltd.	57,229	629,542
IDOM, Inc. (a)	106,383	794,747
Inaba Denki Sangyo Co., Ltd.	34,727	1,632,313
Inabata & Co., Ltd.	111,227	1,728,464
Internet Initiative Japan, Inc.	30,108	588,681
Iseki & Co., Ltd.	25,762	631,475
Ishihara Sangyo Kaisha Ltd. *	43,650	798,069
Ito En Ltd.	45,068	1,683,430
Itochu Enex Co., Ltd.	142,220	1,429,762
Security	Number of Shares	Value ($)
Itochu Techno-Solutions Corp.	35,371	1,493,481
Iwatani Corp.	64,607	1,957,176
Izumi Co., Ltd.	26,053	1,534,241
J-Oil Mills, Inc.	7,920	285,221
Jafco Co., Ltd.	4,770	251,064
Japan Airport Terminal Co., Ltd.	20,279	759,296
Japan Aviation Electronics Industry Ltd.	76,602	1,379,322
Japan Display, Inc. *(a)	1,101,040	1,957,973
Japan Excellent, Inc.	466	562,173
Japan Exchange Group, Inc.	77,048	1,419,713
Japan Petroleum Exploration Co., Ltd.	50,155	1,153,200
Japan Post Insurance Co., Ltd.	48,398	1,057,875
Japan Prime Realty Investment Corp.	183	617,332
Japan Real Estate Investment Corp.	310	1,512,533
Japan Retail Fund Investment Corp.	400	712,390
Joyful Honda Co., Ltd.	27,569	789,586
JVC Kenwood Corp.	414,371	1,277,494
Kadokawa Dwango *	32,276	371,201
Kaga Electronics Co., Ltd.	15,082	423,867
Kagome Co., Ltd.	40,036	1,490,103
Kakaku.com, Inc.	17,260	273,618
Kaken Pharmaceutical Co., Ltd.	15,917	799,370
Kamigumi Co., Ltd.	113,126	2,500,994
Kanamoto Co., Ltd.	22,374	774,758
Kandenko Co., Ltd.	117,091	1,156,209
Kanematsu Corp.	201,391	2,422,343
Kansai Paint Co., Ltd.	78,402	2,066,105
Kasai Kogyo Co., Ltd.	37,227	651,028
Kato Sangyo Co., Ltd.	64,839	2,343,718
Keihan Holdings Co., Ltd.	47,879	1,422,614
Keihin Corp.	81,844	1,611,940
Keikyu Corp.	73,092	1,415,400
Keisei Electric Railway Co., Ltd.	59,451	1,912,547
Kenedix Office Investment Corp.	136	768,080
KH Neochem Co., Ltd.	10,798	258,986
Kinden Corp.	155,416	2,656,814
Kintetsu World Express, Inc.	61,227	1,216,278
Kissei Pharmaceutical Co., Ltd.	19,307	552,960
Kitz Corp.	101,054	748,615
Kobayashi Pharmaceutical Co., Ltd.	21,717	1,375,931
Kohnan Shoji Co., Ltd.	52,456	1,096,886
Kokuyo Co., Ltd.	100,584	1,914,516
Komeri Co., Ltd.	44,566	1,274,395
Komori Corp.	43,288	608,481
Konami Holdings Corp.	50,423	2,671,984
Konishi Co., Ltd.	15,816	287,332
Konoike Transport Co., Ltd.	45,218	749,559
Kose Corp.	8,845	1,361,073
Kumagai Gumi Co., Ltd.	23,605	659,181
Kurabo Industries Ltd.	314,720	964,648
Kureha Corp.	18,686	1,235,659
Kurita Water Industries Ltd.	79,786	2,506,124
Kuroda Electric Co., Ltd.	59,142	1,433,826
KYB Corp.	28,192	1,667,763
Kyoei Steel Ltd. (a)	27,569	493,707
Kyokuto Kaihatsu Kogyo Co., Ltd.	12,962	223,900
Kyokuyo Co., Ltd.	7,286	250,669
KYORIN Holdings, Inc.	34,526	661,179
Kyoritsu Maintenance Co., Ltd.	13,980	504,707
Kyowa Exeo Corp.	104,662	2,523,373
Kyudenko Corp.	23,982	1,140,112
Kyushu Financial Group, Inc.	50,680	300,715
Leopalace21 Corp.	337,922	2,717,750
Life Corp.	20,359	546,703
Lintec Corp.	56,478	1,559,510
Lion Corp.	76,589	1,433,156
Mabuchi Motor Co., Ltd.	19,816	1,058,931
Macnica Fuji Electronics Holdings, Inc.	19,576	420,891
Maeda Corp.	87,800	1,295,365

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Maeda Road Construction Co., Ltd.	69,155	1,565,342
Makino Milling Machine Co., Ltd.	89,661	891,763
Mandom Corp.	24,498	830,793
Marudai Food Co., Ltd.	161,757	716,961
Maruha Nichiro Corp.	33,850	977,039
Marui Group Co., Ltd.	140,502	2,493,517
Maruichi Steel Tube Ltd.	33,527	949,739
Maxell Holdings Ltd.	50,204	1,027,364
McDonald's Holdings Co. Japan, Ltd.	41,997	1,840,805
Mebuki Financial Group, Inc.	306,084	1,288,285
Megmilk Snow Brand Co., Ltd.	55,940	1,559,652
Meidensha Corp.	180,205	747,197
Meitec Corp.	16,572	873,730
Ministop Co., Ltd.	21,813	454,953
Miraca Holdings, Inc.	46,048	2,006,023
Mirait Holdings Corp.	111,316	1,495,089
Misawa Homes Co., Ltd.	61,606	547,217
MISUMI Group, Inc.	84,245	2,465,505
Mitsuba Corp.	40,858	559,354
Mitsubishi Logistics Corp.	41,957	1,124,802
Mitsubishi Shokuhin Co., Ltd.	42,805	1,308,191
Mitsubishi UFJ Lease & Finance Co., Ltd.	178,412	1,018,768
Mitsui Engineering & Shipbuilding Co., Ltd.	140,213	2,038,573
Mitsui-Soko Holdings Co., Ltd. *	178,418	573,973
Miura Co., Ltd.	38,372	984,803
Mixi, Inc.	5,666	264,300
Mizuno Corp.	32,344	963,918
Mochida Pharmaceutical Co., Ltd.	11,642	844,762
Mori Trust Sogo REIT, Inc.	245	359,055
Morinaga & Co., Ltd.	12,634	635,623
Morinaga Milk Industry Co., Ltd.	49,229	2,019,223
MOS Food Services, Inc.	16,723	514,818
Musashi Seimitsu Industry Co., Ltd.	27,424	827,094
Nabtesco Corp.	63,136	2,473,986
Nachi-Fujikoshi Corp.	151,201	953,915
Namura Shipbuilding Co., Ltd.	116,977	718,138
Nankai Electric Railway Co., Ltd.	58,128	1,455,992
NEC Networks & System Integration Corp.	42,712	1,117,562
NET One Systems Co., Ltd.	128,401	1,847,331
Nexon Co., Ltd. *	54,102	1,556,753
Nichi-iko Pharmaceutical Co., Ltd. (a)	36,069	544,073
Nichias Corp.	84,768	1,094,587
Nichicon Corp.	55,364	735,185
Nichiha Corp.	21,132	823,337
NichiiGakkan Co., Ltd.	61,082	753,256
Nichirei Corp.	89,768	2,615,108
Nifco, Inc.	21,826	1,468,654
Nihon Kohden Corp.	54,132	1,245,609
Nihon Parkerizing Co., Ltd.	55,097	916,273
Nihon Unisys Ltd.	58,869	1,158,915
Nikkiso Co., Ltd.	51,092	505,418
Nippo Corp.	59,339	1,408,907
Nippon Accommodations Fund, Inc.	107	434,100
Nippon Building Fund, Inc.	384	1,931,924
Nippon Densetsu Kogyo Co., Ltd.	33,523	701,585
Nippon Flour Mills Co., Ltd.	85,491	1,265,883
Nippon Gas Co., Ltd.	17,693	627,686
Nippon Holdings Co., Ltd.	54,489	1,472,939
Nippon Kayaku Co., Ltd.	104,558	1,590,257
Nippon Light Metal Holdings Co., Ltd.	613,025	1,643,425
Nippon Paint Holdings Co., Ltd.	29,659	914,379
Nippon Prologis REIT, Inc.	256	551,554
Nippon Seiki Co., Ltd.	51,590	1,141,476
Nippon Sheet Glass Co., Ltd. *	264,968	2,351,220
Nippon Shinyaku Co., Ltd.	8,557	614,792
Nippon Shokubai Co., Ltd.	28,010	1,959,862
Nippon Signal Co., Ltd.	54,725	590,749
Nippon Soda Co., Ltd.	136,613	910,713
Nippon Steel & Sumikin Bussan Corp.	36,804	1,947,006
Security	Number of Shares	Value ($)
Nippon Suisan Kaisha Ltd.	293,328	1,609,431
Nipro Corp.	105,797	1,535,359
Nishi-Nippon Railroad Co., Ltd.	61,708	1,610,182
Nishimatsu Construction Co., Ltd.	44,578	1,296,648
Nishio Rent All Co., Ltd.	18,133	621,420
Nissan Chemical Industries Ltd.	46,431	1,867,115
Nissan Shatai Co., Ltd.	185,116	1,897,396
Nissha Co., Ltd.	18,433	595,463
Nisshin Steel Co., Ltd.	150,644	2,328,887
Nisshinbo Holdings, Inc.	187,609	2,635,462
Nissin Foods Holdings Co., Ltd.	38,853	2,815,762
Nissin Kogyo Co., Ltd.	59,009	1,156,398
Nitta Corp.	15,412	605,297
Nittetsu Mining Co., Ltd.	11,064	758,330
Nitto Kogyo Corp.	34,233	565,630
NOF Corp.	47,821	1,320,467
Nojima Corp.	33,764	777,231
Nomura Co., Ltd.	25,953	595,107
Nomura Real Estate Master Fund, Inc.	171	216,529
Nomura Research Institute Ltd.	58,907	2,674,121
Noritz Corp.	40,660	789,546
North Pacific Bank Ltd.	503,436	1,619,561
NS Solutions Corp.	25,011	648,603
NTN Corp.	457,065	2,250,505
NTT Urban Development Corp.	62,268	687,199
Obic Co., Ltd.	14,820	1,031,659
Ohsho Food Service Corp.	10,872	483,826
Oiles Corp.	25,267	535,799
Okamura Corp.	60,237	792,358
Okasan Securities Group, Inc.	93,729	574,577
Oki Electric Industry Co., Ltd.	110,497	1,596,655
OKUMA Corp.	17,561	1,123,603
Okumura Corp.	23,202	946,491
Ono Pharmaceutical Co., Ltd.	98,006	2,241,163
Onward Holdings Co., Ltd.	187,168	1,532,066
Oracle Corp. Japan	11,278	1,005,803
OSG Corp.	40,271	826,256
Otsuka Corp.	36,548	2,743,427
Pacific Industrial Co., Ltd.	37,816	545,080
PALTAC Corp.	46,534	2,070,858
Paramount Bed Holdings Co., Ltd.	15,388	732,926
Park24 Co., Ltd.	45,112	1,115,857
Penta-Ocean Construction Co., Ltd.	185,200	1,385,214
Persol Holdings Co., Ltd.	68,121	1,599,768
Pigeon Corp.	23,911	917,723
Pilot Corp.	4,870	235,438
Piolax, Inc.	19,759	605,633
Pioneer Corp. *	836,118	1,628,826
Plenus Co., Ltd.	30,468	638,738
Pola Orbis Holdings, Inc.	35,390	1,296,627
Press Kogyo Co., Ltd.	174,337	1,042,236
Prima Meat Packers Ltd.	158,359	1,105,209
Raito Kogyo Co., Ltd.	21,130	235,648
Rakuten, Inc.	186,382	1,911,205
Relia, Inc.	54,050	612,443
Relo Group, Inc.	30,764	821,436
Renesas Electronics Corp. *	74,297	911,575
Rengo Co., Ltd.	313,457	2,042,001
Resorttrust, Inc.	32,933	722,787
Riken Corp.	5,218	281,638
Rinnai Corp.	21,922	1,972,696
Riso Kagaku Corp.	25,555	489,383
Rohto Pharmaceutical Co., Ltd.	61,189	1,574,220
Round One Corp.	98,783	1,525,374
Royal Holdings Co., Ltd.	26,519	731,076
Ryobi Ltd.	34,034	883,810
Ryohin Keikaku Co., Ltd.	7,830	2,452,451
Ryosan Co., Ltd.	40,851	1,586,145
Ryoyo Electro Corp.	36,778	631,015

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Saizeriya Co., Ltd.	28,736	901,330
Sakai Chemical Industry Co., Ltd.	27,563	623,650
Sakata INX Corp.	35,402	615,316
San-A Co., Ltd.	16,673	773,271
Sanden Holdings Corp. *	45,262	858,686
Sangetsu Corp.	59,391	1,087,460
Sanken Electric Co., Ltd.	143,014	857,534
Sanki Engineering Co., Ltd.	56,175	695,756
Sankyo Co., Ltd.	39,817	1,289,814
Sankyo Tateyama, Inc.	52,432	743,105
Sankyu, Inc.	57,524	2,457,126
Sanrio Co., Ltd. (a)	40,404	673,370
Santen Pharmaceutical Co., Ltd.	145,843	2,231,207
Sanwa Holdings Corp.	122,132	1,616,349
Sanyo Chemical Industries Ltd.	13,523	715,394
Sanyo Shokai Ltd.	38,716	731,039
Sanyo Special Steel Co., Ltd.	35,570	905,898
Sapporo Holdings Ltd.	66,184	2,078,877
Sato Holdings Corp.	25,555	719,345
Sawai Pharmaceutical Co., Ltd.	19,341	948,859
SBI Holdings, Inc.	97,477	1,737,783
SCREEN Holdings Co., Ltd.	14,799	1,330,396
SCSK Corp.	19,350	849,875
Seiko Holdings Corp.	35,574	967,989
Seiren Co., Ltd.	36,523	686,367
Senko Group Holdings Co., Ltd.	127,054	910,570
Senshu Ikeda Holdings, Inc.	100,848	364,082
Seria Co., Ltd.	10,190	646,522
Seven Bank Ltd.	255,709	859,180
Sharp Corp. *(a)	108,202	3,418,025
Shikoku Electric Power Co., Inc.	211,848	2,854,804
Shimachu Co., Ltd.	60,875	1,757,082
Shimadzu Corp.	108,389	2,592,890
Shindengen Electric Manufacturing Co., Ltd.	9,453	656,359
Shinko Electric Industries Co., Ltd.	114,537	880,227
Shinko Plantech Co., Ltd.	77,772	790,195
Shinmaywa Industries Ltd.	120,487	1,159,595
Shinsei Bank Ltd.	58,395	935,635
Ship Healthcare Holdings, Inc.	40,086	1,287,781
Shizuoka Gas Co., Ltd.	124,525	1,083,842
SHO-BOND Holdings Co., Ltd.	4,184	266,209
Showa Corp.	121,642	1,481,596
Showa Sangyo Co., Ltd.	13,964	359,254
Siix Corp.	13,461	571,375
Sintokogio Ltd.	60,651	745,231
SKY Perfect JSAT Holdings, Inc.	192,343	859,403
Skylark Co., Ltd.	79,488	1,167,050
Sohgo Security Services Co., Ltd.	35,360	1,968,570
Sony Financial Holdings, Inc.	87,469	1,483,546
Sotetsu Holdings, Inc.	43,831	1,144,882
Square Enix Holdings Co., Ltd.	34,619	1,580,833
St Marc Holdings Co., Ltd.	15,848	436,898
Starts Corp., Inc.	9,440	231,223
Starzen Co., Ltd.	7,472	361,231
Sugi Holdings Co., Ltd.	29,985	1,613,062
Sumco Corp.	89,321	2,253,279
Sumitomo Bakelite Co., Ltd.	186,906	1,529,922
Sumitomo Dainippon Pharma Co., Ltd.	84,196	1,224,888
Sumitomo Mitsui Construction Co., Ltd.	102,076	583,787
Sumitomo Osaka Cement Co., Ltd.	401,553	1,887,466
Sumitomo Riko Co., Ltd.	71,173	751,131
Sundrug Co., Ltd.	47,060	2,174,167
Suruga Bank Ltd.	39,174	844,006
Sysmex Corp.	33,777	2,571,646
T-Gaia Corp.	33,977	744,485
Tachi-S Co., Ltd.	54,683	1,027,643
Tadano Ltd.	73,306	1,117,555
Taihei Dengyo Kaisha Ltd.	18,262	432,296
Security	Number of Shares	Value ($)
Taikisha Ltd.	28,485	959,639
Taisho Pharmaceutical Holdings Co., Ltd.	24,339	1,940,073
Taiyo Nippon Sanso Corp.	92,560	1,274,608
Taiyo Yuden Co., Ltd.	112,725	1,889,747
Takara Holdings, Inc.	102,933	1,156,220
Takara Standard Co., Ltd.	45,518	726,872
Takasago International Corp.	7,434	235,499
Takasago Thermal Engineering Co., Ltd.	41,254	771,220
Takuma Co., Ltd.	46,527	678,125
Tamron Co., Ltd.	29,453	640,357
The 77 Bank Ltd.	24,398	577,328
The Awa Bank Ltd.	64,892	400,700
The Bank of Kyoto Ltd.	17,713	905,396
The Chiba Bank Ltd.	323,401	2,482,476
The Chugoku Bank Ltd.	62,033	810,994
The Daishi Bank Ltd.	12,923	566,439
The Gunma Bank Ltd.	162,625	967,859
The Hachijuni Bank Ltd.	160,459	917,687
The Hiroshima Bank Ltd.	104,843	827,276
The Hokkoku Bank Ltd.	12,183	474,125
The Hyakugo Bank Ltd.	103,424	478,742
The Hyakujushi Bank Ltd.	56,060	185,355
The Iyo Bank Ltd.	114,560	897,807
The Japan Steel Works Ltd.	73,163	2,353,664
The Japan Wool Textile Co., Ltd.	54,645	484,409
The Juroku Bank Ltd.	18,077	537,924
The Keiyo Bank Ltd.	120,935	552,234
The Kiyo Bank Ltd.	52,851	886,478
The Musashino Bank Ltd.	17,805	568,016
The Nippon Road Co., Ltd.	11,066	667,490
The Nisshin Oillio Group Ltd.	43,837	1,353,441
The Ogaki Kyoritsu Bank Ltd.	14,914	383,962
The Okinawa Electric Power Co., Inc.	49,692	1,301,526
The San-In Godo Bank Ltd.	58,052	526,024
The Shiga Bank Ltd.	95,065	492,719
The Shizuoka Bank Ltd.	206,107	2,040,718
The Sumitomo Warehouse Co., Ltd.	114,794	816,550
THK Co., Ltd.	67,679	2,482,662
TIS, Inc.	89,160	3,043,574
TKC Corp.	16,321	562,240
Toa Corp. *	25,384	694,116
Toagosei Co., Ltd.	115,835	1,493,677
Toda Corp.	164,943	1,320,664
Toei Co., Ltd.	4,215	439,184
Toho Co., Ltd.	47,897	1,624,316
Toho Holdings Co., Ltd.	101,096	2,107,654
Toho Zinc Co., Ltd.	18,650	963,290
Tokai Carbon Co., Ltd.	191,168	2,027,759
TOKAI Holdings Corp.	80,061	624,577
Tokai Rika Co., Ltd.	90,289	1,882,349
Tokai Tokyo Financial Holdings, Inc.	118,389	768,066
Token Corp.	8,370	1,053,870
Tokuyama Corp.	63,391	1,945,830
Tokyo Broadcasting System Holdings, Inc.	36,318	893,467
Tokyo Century Corp.	21,969	999,260
Tokyo Dome Corp.	61,743	612,437
Tokyo Ohka Kogyo Co., Ltd.	25,027	1,052,250
Tokyo Seimitsu Co., Ltd.	21,393	889,901
Tokyo Steel Manufacturing Co., Ltd.	85,486	744,054
Tokyo Tatemono Co., Ltd.	90,624	1,260,095
Tokyu Construction Co., Ltd.	27,806	269,599
Tomy Co., Ltd.	55,917	798,993
Topcon Corp.	46,984	1,045,862
Toppan Forms Co., Ltd.	79,869	870,740
Topre Corp.	18,970	545,851
Topy Industries Ltd.	25,627	779,768
Toshiba Machine Co., Ltd.	126,563	896,872
Toshiba Plant Systems & Services Corp.	30,442	578,617
Toshiba TEC Corp.	182,492	1,154,589

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Totetsu Kogyo Co., Ltd.	17,673	580,388
Toyo Ink SC Holdings Co., Ltd.	248,398	1,442,819
Toyo Kohan Co., Ltd.	112,343	459,793
Toyo Tire & Rubber Co., Ltd.	106,364	2,176,610
Toyobo Co., Ltd.	104,500	1,911,546
Toyota Boshoku Corp.	90,427	1,879,569
TPR Co., Ltd.	17,488	599,316
Trancom Co., Ltd.	8,075	528,207
Transcosmos, Inc.	31,880	780,868
Trend Micro, Inc.	40,333	2,288,678
Trusco Nakayama Corp.	44,338	1,244,103
TS Tech Co., Ltd.	62,933	2,584,131
TSI Holdings Co., Ltd.	112,022	852,891
Tsubakimoto Chain Co.	105,290	838,331
Tsumura & Co.	39,541	1,370,976
Tsuruha Holdings, Inc.	20,619	2,859,630
TV Asahi Holdings Corp.	28,031	598,168
UACJ Corp.	31,607	821,915
UKC Holdings Corp.	62,068	1,070,473
Ulvac, Inc.	12,998	874,625
Unipres Corp.	72,607	1,928,314
United Arrows Ltd.	29,721	1,126,107
United Super Markets Holdings, Inc.	55,088	565,624
United Urban Investment Corp.	680	968,000
Ushio, Inc.	96,498	1,395,235
USS Co., Ltd.	78,038	1,649,255
Valor Holdings Co., Ltd.	71,675	1,676,185
Vital KSK Holdings, Inc.	132,525	1,117,945
VT Holdings Co., Ltd.	39,200	193,364
Wacoal Holdings Corp.	53,866	1,675,114
Wacom Co., Ltd.	149,847	812,807
Wakita & Co., Ltd.	42,628	505,875
Warabeya Nichiyo Holdings Co., Ltd.	30,919	827,509
Welcia Holdings Co., Ltd.	28,321	1,217,318
Xebio Holdings Co., Ltd.	64,892	1,198,622
Yahoo Japan Corp.	417,414	1,913,528
Yakult Honsha Co., Ltd.	32,462	2,541,148
YAMABIKO Corp.	18,118	274,267
Yamaguchi Financial Group, Inc.	103,424	1,239,369
Yamato Kogyo Co., Ltd.	37,262	1,012,256
Yamazen Corp.	84,617	965,604
Yaoko Co., Ltd.	16,678	788,406
Yaskawa Electric Corp.	97,244	4,301,486
Yellow Hat Ltd.	22,684	663,868
Yodogawa Steel Works Ltd.	28,612	853,975
Yokohama Reito Co., Ltd.	66,760	667,570
Yorozu Corp.	46,624	1,034,932
Yoshinoya Holdings Co., Ltd.	67,159	1,118,066
Yuasa Trading Co., Ltd.	29,536	1,039,916
Yurtec Corp.	66,871	585,020
Yusen Logistics Co., Ltd.	53,399	714,341
Zensho Holdings Co., Ltd.	54,480	924,999
Zeon Corp.	149,565	2,075,640
		638,392,407

Luxembourg 0.4%
APERAM S.A.	43,411	2,222,880
Espirito Santo Financial Group S.A. *(b)	8,470	—
Eurofins Scientific SE	1,176	713,301
IWG plc	261,272	696,732
L'Occitane International S.A.	232,363	426,038
Samsonite International S.A.	507,862	2,097,072
Ternium S.A. ADR	11,168	318,958
		6,474,981

Security	Number of Shares	Value ($)
Netherlands 2.4%
Aalberts Industries N.V.	60,642	3,101,948
Accell Group	9,016	258,382
Altice N.V., A Shares *(a)	56,118	443,896
Altice N.V., B Shares *	10,561	83,349
Arcadis N.V.	93,340	2,159,102
ASM International N.V.	23,165	1,603,939
ASR Nederland N.V.	18,529	756,687
BE Semiconductor Industries N.V.	11,040	907,890
Beter Bed Holding N.V.	29,304	501,573
Brunel International N.V. (a)	36,637	648,709
Corbion N.V.	55,675	1,801,996
Core Laboratories N.V.	11,700	1,178,775
Eurocommercial Properties N.V.	21,506	911,469
Euronext N.V.	14,739	901,021
ForFarmers N.V.	23,706	284,354
Fugro N.V. CVA *	142,292	2,008,796
GrandVision N.V.	8,112	208,971
HAL Trust (a)	10,255	1,900,772
IMCD Group N.V.	15,652	969,339
InterXion Holding N.V. *	10,689	617,076
Koninklijke BAM Groep N.V.	309,522	1,684,014
Koninklijke Vopak N.V.	36,975	1,565,093
Nostrum Oil & Gas plc *	93,058	414,939
NSI N.V.	14,314	580,288
OCI N.V. *	39,045	878,731
Philips Lighting N.V.	30,069	1,141,014
PostNL N.V.	366,520	1,625,715
Refresco Group N.V.	29,577	698,270
SBM Offshore N.V.	92,562	1,537,954
Sligro Food Group N.V.	17,090	783,098
TKH Group N.V.	22,822	1,523,861
TomTom N.V. *	48,435	524,037
Vastned Retail N.V.	13,668	648,948
VEON Ltd. ADR	586,360	2,368,894
Wereldhave N.V.	14,801	687,565
Wessanen	12,599	253,804
Yandex N.V., Class A *	46,222	1,530,411
		39,694,680

New Zealand 0.9%
Air New Zealand Ltd.	662,684	1,455,254
Auckland International Airport Ltd.	173,381	759,110
Chorus Ltd.	420,656	1,143,154
EBOS Group Ltd.	29,650	355,061
Fisher & Paykel Healthcare Corp., Ltd.	108,327	973,846
Fonterra Co-operative Group Ltd.	146,950	641,371
Genesis Energy Ltd.	458,266	748,474
Infratil Ltd.	765,959	1,734,610
Kiwi Property Group Ltd.	503,891	475,468
Mainfreight Ltd.	44,300	750,901
Mercury NZ Ltd.	404,194	912,574
Meridian Energy Ltd.	611,696	1,217,351
SKY Network Television Ltd.	571,975	977,369
SKYCITY Entertainment Group Ltd.	434,480	1,177,739
Trade Me Group Ltd.	59,306	192,912
Z Energy Ltd.	257,898	1,378,694
		14,893,888

Norway 1.4%
Aker A.S.A., A Shares	19,348	856,566
Aker Solutions A.S.A. *	214,369	1,066,188
Atea A.S.A. *	111,342	1,490,873
Austevoll Seafood A.S.A.	77,758	656,601
Bakkafrost P/F	11,790	447,009
Borregaard A.S.A.	54,817	494,294

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BW LPG Ltd. *(a)	150,395	598,333
Fred. Olsen Energy A.S.A. *(a)	614,366	1,489,642
Gjensidige Forsikring A.S.A.	124,571	2,266,088
Kongsberg Automotive A.S.A. *	704,372	887,926
Kongsberg Gruppen A.S.A.	26,336	457,479
Leroy Seafood Group A.S.A.	133,823	735,484
Petroleum Geo-Services A.S.A. *(a)	806,061	1,211,559
REC Silicon A.S.A. *(a)	9,354,889	1,257,136
Salmar A.S.A.	22,072	648,867
Schibsted A.S.A., B Shares	33,704	841,609
Schibsted A.S.A., Class A	28,237	763,342
SpareBank 1 Nord Norge	39,573	293,584
SpareBank 1 SMN	93,772	938,879
SpareBank 1 SR-Bank A.S.A.	33,917	355,955
Storebrand A.S.A.	174,910	1,401,010
TGS Nopec Geophysical Co. A.S.A.	88,808	2,147,954
Tomra Systems A.S.A.	48,678	722,265
Veidekke A.S.A.	65,550	666,195
XXL A.S.A.	37,328	377,119
		23,071,957

Portugal 0.5%
Banco Comercial Portugues S.A. *	7,451,743	2,287,909
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	155,694	603,336
Mota-Engil, SGPS, S.A.	208,431	857,403
NOS, SGPS S.A.	144,441	983,400
REN - Redes Energeticas Nacionais, SGPS, S.A. (a)	247,519	727,494
Semapa-Sociedade de Investimento e Gestao	38,246	772,052
Sonae, SGPS, S.A.	1,099,479	1,335,872
The Navigator Co. S.A.	241,761	1,205,519
		8,772,985

Singapore 2.0%
Ascendas Real Estate Investment Trust	644,674	1,263,504
Ascott Residence Trust	260,648	230,268
Asian Pay Television Trust	507,260	224,068
CapitaLand Commercial Trust	470,227	659,784
CapitaLand Mall Trust	809,098	1,231,367
China Aviation Oil Singapore Corp., Ltd. (a)	718,800	875,154
City Developments Ltd.	301,712	2,712,496
Fortune Real Estate Investment Trust	163,082	194,608
Genting Singapore plc	2,633,522	2,600,285
Global Logistic Properties Ltd.	559,138	1,390,581
Kulicke & Soffa Industries, Inc. *	41,457	1,029,377
M1 Ltd.	388,240	518,806
Mapletree Greater China Commercial Trust	630,041	551,929
Mapletree Industrial Trust	477,290	698,041
Mapletree Logistics Trust	595,065	561,049
SATS Ltd.	307,174	1,206,348
Sembcorp Marine Ltd. (a)	1,105,509	1,518,331
Singapore Exchange Ltd.	230,180	1,281,626
Singapore Post Ltd. (a)	915,459	883,516
Singapore Technologies Engineering Ltd.	848,784	2,054,221
StarHub Ltd.	470,077	994,595
Suntec Real Estate Investment Trust	487,989	739,048
United Engineers Ltd.	355,562	691,590
UOL Group Ltd.	229,314	1,515,141
Venture Corp., Ltd.	229,346	3,575,550
Wing Tai Holdings Ltd.	380,640	613,206
Yangzijiang Shipbuilding Holdings Ltd.	2,041,804	2,379,831
Yanlord Land Group Ltd.	454,655	560,302
		32,754,622

Security	Number of Shares	Value ($)
Spain 1.7%
Acerinox S.A.	150,672	2,029,189
Almirall S.A. (a)	30,882	310,411
Applus Services S.A.	49,483	631,016
Bankia S.A.	361,093	1,737,697
Bankinter S.A.	239,151	2,311,725
Bolsas y Mercados Espanoles SHMSF S.A.	28,789	968,009
Cellnex Telecom SAU	29,669	731,572
Cia de Distribucion Integral Logista Holdings S.A.	10,597	254,728
Construcciones y Auxiliar de Ferrocarriles S.A.	13,064	546,748
Ebro Foods S.A.	53,252	1,233,708
EDP Renovaveis S.A.	77,386	632,058
Ence Energia y Celulosa S.A.	153,001	1,001,545
Fomento de Construcciones y Contratas S.A. *	67,191	729,048
Grupo Catalana Occidente S.A.	19,398	837,508
Indra Sistemas S.A. *	61,397	838,217
Mediaset Espana Comunicacion S.A.	92,986	1,084,881
Melia Hotels International S.A.	43,326	578,331
NH Hotel Group S.A.	89,351	657,870
Obrascon Huarte Lain S.A. *(a)	449,124	2,639,543
Prosegur Cia de Seguridad S.A.	169,604	1,387,279
Sacyr S.A. *(a)	349,066	842,823
Siemens Gamesa Renewable Energy S.A.	72,449	908,766
Talgo S.A. (a)	48,109	224,805
Tecnicas Reunidas S.A. (a)	21,285	650,214
Vidrala S.A.	9,320	938,468
Viscofan S.A.	23,106	1,482,764
Zardoya Otis S.A.	70,015	783,899
		26,972,822

Sweden 2.2%
AAK AB	11,032	898,821
AddTech AB, B Shares	13,448	293,683
AF AB, B Shares	39,485	829,124
Axfood AB	74,200	1,403,167
Bergman & Beving Aktiebolag	35,610	406,992
Betsson AB *	103,132	729,502
Bilia AB, B Shares	102,317	960,686
BillerudKorsnas AB	95,263	1,634,592
Bonava AB, B Shares	52,477	723,499
Capio AB	160,332	852,262
Castellum AB	78,337	1,274,605
Clas Ohlson AB, B Shares	36,923	616,938
Com Hem Holding AB	43,448	652,714
Elekta AB, B Shares	114,552	959,417
Eltel AB *	77,186	264,883
Fabege AB	34,534	721,431
Haldex AB *	27,624	290,859
Hemfosa Fastigheter AB	18,385	242,443
Hexpol AB	82,877	805,505
Holmen AB, B Shares	21,316	1,059,156
ICA Gruppen AB	37,112	1,348,402
Indutrade AB	35,127	947,516
Intrum Justitia AB	32,245	1,114,305
Inwido AB	34,442	353,349
JM AB	54,641	1,263,425
Kindred Group plc	19,607	261,852
L E Lundbergfortagen AB, B Shares	21,855	1,610,157
Lindab International AB	44,567	352,944
Loomis AB, B Shares	38,184	1,580,701
Mekonomen AB	22,770	415,294
Modern Times Group MTG AB, B Shares	33,776	1,423,350
Momentum Group AB, Class B *	13,072	167,832
NCC AB, B Shares	74,835	1,562,439

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nibe Industrier AB, B Shares	92,325	884,039
Nobia AB	88,036	718,321
Nolato AB, B Shares	13,906	899,373
Peab AB	185,617	1,675,997
Ratos AB, B Shares	304,941	1,348,715
Saab AB, Class B	27,375	1,336,568
SAS AB *(a)	197,912	612,690
Sweco AB, B Shares	9,451	193,240
Wihlborgs Fastigheter AB	20,751	485,288
		36,176,076

Switzerland 3.0%
Allreal Holding AG *	6,488	1,095,484
ALSO Holding AG *	3,097	416,319
Arbonia AG *	30,994	495,550
Autoneum Holding AG	1,981	541,676
Banque Cantonale Vaudoise	1,118	857,329
Barry Callebaut AG *	764	1,422,264
Belimo Holding AG	185	795,804
Bell Food Group AG	642	281,134
BKW AG	9,517	564,071
Bucher Industries AG	4,354	1,732,599
Burckhardt Compression Holding AG (a)	1,562	478,009
Cembra Money Bank AG *	10,449	944,395
Conzzeta AG	758	754,951
Daetwyler Holding AG	3,957	712,457
DKSH Holding AG	19,739	1,694,585
dormakaba Holding AG *	1,077	1,021,118
Dufry AG *	11,757	1,695,393
Emmi AG *	1,274	825,807
EMS-Chemie Holding AG	1,652	1,103,633
Flughafen Zuerich AG	5,319	1,198,190
Forbo Holding AG	530	786,405
GAM Holding AG *	141,102	2,241,653
Helvetia Holding AG	3,257	1,801,060
Huber & Suhner AG	4,947	264,743
Implenia AG	9,903	645,442
Inficon Holding AG *	926	551,668
Kudelski S.A.	26,744	334,998
Logitech International S.A.	41,656	1,453,368
Metall Zug AG, B Shares	79	266,297
Mobimo Holding AG *	3,148	807,077
OC Oerlikon Corp. AG *	124,613	2,030,458
Oriflame Holding AG	21,801	859,593
Panalpina Welttransport Holding AG	8,832	1,299,683
Partners Group Holding AG	2,551	1,756,175
PSP Swiss Property AG	6,512	581,600
Rieter Holding AG *	975	218,344
Schmolz & Bickenbach AG *	1,049,655	844,470
Schweiter Technologies AG	493	626,574
SFS Group AG *	6,511	750,593
Sonova Holding AG	14,892	2,376,472
Straumann Holding AG	1,015	756,637
Sulzer AG	12,015	1,407,124
Sunrise Communications Group AG *	17,763	1,613,585
Tecan Group AG	1,098	226,656
Temenos Group AG *	6,467	799,525
Valiant Holding AG	6,076	662,083
Valora Holding AG	3,517	1,197,166
Vifor Pharma AG	15,816	1,995,623
Wizz Air Holdings plc *	24,363	1,102,817
Zehnder Group AG	13,886	556,458
		49,445,115

Security	Number of Shares	Value ($)
United Kingdom 10.9%
AA plc	477,948	976,932
Ashmore Group plc	199,495	1,013,215
ASOS plc *	2,815	230,918
Atlantica Yield plc	14,055	315,816
Auto Trader Group plc	48,996	223,046
AVEVA Group plc	29,484	1,050,059
Avon Products, Inc. *	912,097	1,805,952
B&M European Value Retail S.A.	191,892	992,003
BBA Aviation plc	490,933	2,214,287
BCA Marketplace plc	83,869	239,547
Beazley plc	123,201	813,843
Bodycote plc	138,966	1,630,926
Bovis Homes Group plc	80,559	1,221,346
Brewin Dolphin Holdings plc	100,992	493,789
Britvic plc	122,313	1,332,831
BTG plc *	30,012	294,537
Card Factory plc	175,596	651,761
Centamin plc	392,905	732,366
Chemring Group plc	343,078	818,519
Cineworld Group plc	68,419	509,385
Close Brothers Group plc	66,637	1,283,592
Coats Group plc	1,221,948	1,356,354
Computacenter plc	119,375	1,819,527
Conviviality plc	161,751	892,239
Costain Group plc	36,543	212,211
Countrywide plc *	273,397	403,392
Cranswick plc	35,471	1,545,614
Crest Nicholson Holdings plc	101,710	696,660
Daily Mail & General Trust plc, A Shares	170,924	1,236,680
Dairy Crest Group plc	142,599	1,078,068
Dart Group plc	29,650	281,552
De La Rue plc	68,285	587,418
Dechra Pharmaceuticals plc	9,050	270,247
Derwent London plc	18,515	696,246
Dialog Semiconductor plc *	17,173	623,808
Diploma plc	44,787	692,955
Domino's Pizza Group plc	174,986	770,775
Dunelm Group plc	71,852	683,269
EI Group plc *	844,137	1,685,433
Electrocomponents plc	242,502	2,071,340
Elementis plc	298,000	1,098,829
EnQuest plc *(a)	1,952,482	726,819
Essentra plc	196,685	1,345,857
esure Group plc	151,661	530,896
Evraz plc	493,246	1,911,576
Fenner plc	237,332	1,238,475
Ferrexpo plc	73,757	252,998
Fidessa Group plc	24,548	816,447
Galliford Try plc	69,474	1,110,654
Genus plc	22,778	719,345
Go-Ahead Group plc	41,504	873,067
Grafton Group plc	214,525	2,241,826
Grainger plc	172,352	656,052
Greencore Group plc	289,490	823,315
Greggs plc	85,203	1,531,650
Halfords Group plc	316,258	1,470,105
Halma plc	108,391	1,878,062
Hammerson plc	249,775	1,756,472
Hargreaves Lansdown plc	36,108	783,019
Hays plc	973,469	2,427,272
Headlam Group plc	74,969	548,002
Hill & Smith Holdings plc	33,521	580,809
HomeServe plc	112,697	1,219,656
Howden Joinery Group plc	266,021	1,621,528
Hunting plc *	152,421	1,116,217
IG Group Holdings plc	239,666	2,099,024
Indivior plc *	316,014	1,586,181

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Intermediate Capital Group plc	188,436	2,716,565
International Personal Finance plc	460,484	1,192,127
Interserve plc *(a)	538,307	502,789
Intu Properties plc	474,849	1,263,062
J.D. Wetherspoon plc	72,302	1,195,992
James Fisher & Sons plc	13,128	285,398
Janus Henderson Group plc	92,627	3,452,208
Jardine Lloyd Thompson Group plc	28,701	516,720
JD Sports Fashion plc	107,033	477,832
John Laing Group plc	79,029	293,868
John Menzies plc	87,730	795,664
Jupiter Fund Management plc	223,623	1,811,704
KAZ Minerals plc *	216,255	2,191,112
KCOM Group plc	506,465	665,009
Keller Group plc	87,985	1,131,459
Kier Group plc	64,204	903,862
Ladbrokes Coral Group plc	1,044,228	1,894,117
Laird plc	500,204	931,015
Lancashire Holdings Ltd.	210,984	1,976,343
London Stock Exchange Group plc	48,019	2,456,386
Lookers plc	574,969	760,795
Marshalls plc	85,184	501,365
Marston's plc	621,232	967,071
McCarthy & Stone plc	106,563	238,011
Mears Group plc	50,966	289,069
Melrose Industries plc	687,917	1,861,468
Merlin Entertainments plc	216,517	1,031,378
Micro Focus International plc	57,667	1,942,938
Mitchells & Butlers plc	310,575	1,122,915
Mitie Group plc	580,301	1,545,127
Moneysupermarket.com Group plc	213,594	968,591
Morgan Advanced Materials plc	266,507	1,142,879
Morgan Sindall Group plc	24,393	453,029
N Brown Group plc	230,517	879,951
National Express Group plc	446,555	2,202,119
NEX Group plc	212,867	1,710,156
Nomad Foods Ltd. *	31,913	524,331
Northgate plc	236,074	1,340,562
Ocado Group plc *(a)	65,682	313,498
Pagegroup plc	262,242	1,671,975
Paragon Banking Group plc	118,165	773,858
PayPoint plc	47,433	590,711
Pendragon plc	3,443,426	1,211,911
Petra Diamonds Ltd. *	141,975	129,244
Pets at Home Group plc	294,116	693,543
Playtech plc	80,596	917,521
Polypipe Group plc	40,789	203,906
Premier Foods plc *	636,272	370,355
Premier Oil plc *(a)	2,547,508	2,388,042
PZ Cussons plc	129,715	565,923
QinetiQ Group plc	445,329	1,302,694
Randgold Resources Ltd.	23,670	2,170,772
Rathbone Brothers plc	6,271	218,415
Redrow plc	34,719	283,394
Renewi plc	157,117	216,935
Renishaw plc	4,454	320,450
Rentokil Initial plc	540,703	2,328,247
Rightmove plc	8,808	480,614
Rotork plc	429,478	1,503,405
RPC Group plc	95,035	1,188,672
RPS Group plc	249,000	915,958
Saga plc	562,174	1,390,324
Savills plc	87,322	1,110,522
Schroders plc	43,411	2,027,335
Schroders plc, Non-Voting Shares	9,898	330,941
Segro plc	229,676	1,705,292
Senior plc	388,438	1,379,198
Serco Group plc *	765,780	985,287
Shaftesbury plc	39,479	530,400
Security	Number of Shares	Value ($)
SIG plc	1,423,407	3,271,699
Soco International plc	296,741	426,789
Spirax-Sarco Engineering plc	28,008	2,185,687
Spire Healthcare Group plc	158,219	528,365
Spirent Communications plc	563,232	806,259
Sports Direct International plc *	306,237	1,569,026
SSP Group plc	127,034	1,110,000
ST Modwen Properties plc	48,682	257,531
St. James's Place plc	115,925	1,905,033
Stagecoach Group plc	521,198	1,276,991
Stolt-Nielsen Ltd.	32,304	407,222
SuperGroup plc	10,184	271,852
Synthomer plc	134,197	866,862
TalkTalk Telecom Group plc (a)	558,639	1,157,745
Telecom Plus plc	32,599	525,119
The Restaurant Group plc	235,403	913,579
The Unite Group plc	29,541	286,915
Thomas Cook Group plc	1,174,951	1,884,711
TP ICAP plc	152,695	1,045,880
Tullow Oil plc *	983,533	2,376,478
Tyman plc	48,086	220,823
UBM plc	179,244	1,812,474
Ultra Electronics Holdings plc	39,963	691,346
Vedanta Resources plc	163,438	1,532,073
Vertu Motors plc	947,864	609,461
Vesuvius plc	209,092	1,586,425
Victrex plc	41,195	1,340,558
WH Smith plc	73,474	2,080,664
Worldpay Group plc	60,800	347,314
		179,061,821
Total Common Stock
(Cost $1,376,817,981)		1,634,145,849

Preferred Stock 0.1% of net assets

Germany 0.1%
Sartorius AG	2,225	213,565
Schaeffler AG	55,947	977,611
		1,191,176

Sweden 0.0%
SAS AB	6,234	398,697
Total Preferred Stock
(Cost $1,463,978)		1,589,873

Rights 0.0% of net assets

Italy 0.0%
Banca Carige S.p.A. expires 12/06/17 *(a)	657,921	941

Portugal 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A. expires 12/06/17 *(a)	247,519	44,270
Total Rights
(Cost $124,802)		45,211

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Companies 2.6% of net assets

United States 2.6%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (c)	2,938,200	2,938,200
Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 1.00% (c)	39,001,620	39,001,620
Total Other Investment Companies
(Cost $41,939,820)		41,939,820

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 12/15/17	48	4,846,080	46,815
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,935,511.
(b)	Fair-valued by management in accordance with procedures approved by the fund's Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,522,776,320	$—	$—	$1,522,776,320
Finland	22,475,525	—	420,748	22,896,273
Hong Kong	72,768,165	—	457,125	73,225,290
Luxembourg	6,474,981	—	— *	6,474,981
Portugal	8,772,985	—	— *	8,772,985
Preferred Stock[1]	1,589,873	—	—	1,589,873
Rights [1]	45,211	—	—	45,211
Other Investment Companies[1]	41,939,820	—	—	41,939,820
Futures Contracts[2]	46,815	—	—	46,815
Total	$1,676,889,695	$—	$877,873	$1,677,767,568
*	Level 3 amount shown includes securities determined to have no value at November 30, 2017.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2017 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 92.2% of net assets

Brazil 6.5%
Ambev S.A.	1,602,662	10,081,301
B3 SA - Brasil Bolsa Balcao	371,541	2,641,766
Banco Bradesco S.A.	399,112	3,709,660
Banco do Brasil S.A.	1,060,237	9,708,702
BRF S.A. *	321,423	3,784,108
CCR S.A.	364,897	1,767,269
Centrais Eletricas Brasileiras S.A. *	214,050	1,226,604
Cielo S.A.	265,384	1,859,353
Companhia de Saneamento Basico do Estado de Sao Paulo	231,700	2,318,063
Companhia Siderurgica Nacional S.A. *	752,983	1,695,565
CPFL Energia S.A.	219,938	1,412,421
Embraer S.A.	485,634	2,325,278
Gerdau S.A.	31,980	93,342
Itau Unibanco Holding S.A.	78,084	886,553
JBS S.A.	944,173	2,284,965
Petroleo Brasileiro S.A. *	4,005,002	19,544,067
Tim Participacoes S.A.	721,243	2,603,845
Ultrapar Participacoes S.A.	260,827	5,601,975
Vale S.A.	3,816,726	41,034,039
		114,578,876

Chile 0.6%
Cencosud S.A.	940,328	2,302,586
Empresas COPEC S.A.	277,167	3,716,998
Enel Americas S.A.	11,541,107	2,228,291
Latam Airlines Group S.A.	155,693	1,953,800
		10,201,675

China 18.1%
Agricultural Bank of China Ltd., H Shares	13,893,381	6,457,322
Alibaba Group Holding Ltd. ADR *	21,757	3,852,730
Anhui Conch Cement Co., Ltd., H Shares	561,678	2,696,848
Baidu, Inc. ADR *	17,813	4,249,825
Bank of China Ltd., H Shares	44,846,725	21,762,450
Bank of Communications Co., Ltd., H Shares	4,017,915	2,973,490
China CITIC Bank Corp., Ltd., H Shares	3,924,557	2,537,581
China Communications Construction Co., Ltd., H Shares	1,830,766	2,044,029
China Construction Bank Corp., H Shares	53,819,176	46,926,915
China Evergrande Group *	1,831,095	6,048,789
China Life Insurance Co., Ltd., H Shares	1,111,775	3,608,550
China Merchants Bank Co., Ltd., H Shares	1,264,523	4,954,342
China Minsheng Banking Corp., Ltd., H Shares	2,619,651	2,639,709
China Mobile Ltd.	2,967,906	30,115,304
China National Building Material Co., Ltd., H Shares	5,896,122	5,420,368
China Overseas Land & Investment Ltd.	1,165,866	3,702,015
Security	Number of Shares	Value ($)
China Pacific Insurance (Group) Co., Ltd., H Shares	568,640	2,712,074
China Petroleum & Chemical Corp., H Shares	37,493,661	26,787,359
China Railway Construction Corp., Ltd., H Shares	1,222,266	1,446,024
China Railway Group Ltd., H Shares	2,007,257	1,498,337
China Resources Beer Holdings Co., Ltd.	1,102,319	3,027,418
China Resources Land Ltd.	831,194	2,389,222
China Resources Power Holdings Co., Ltd.	1,375,913	2,589,680
China Shenhua Energy Co., Ltd., H Shares	2,434,245	5,990,396
China Telecom Corp., Ltd., H Shares	12,376,331	6,005,774
China Unicom (Hong Kong) Ltd. *	4,978,278	7,215,450
CITIC Ltd.	1,640,762	2,323,478
CNOOC Ltd.	14,853,676	20,121,366
Dongfeng Motor Group Co., Ltd., H Shares	1,720,322	2,163,013
Haier Electronics Group Co., Ltd. *	693,592	1,856,044
Hengan International Group Co., Ltd.	179,573	1,750,849
Huaneng Power International, Inc., H Shares	3,462,351	2,216,557
Industrial & Commercial Bank of China Ltd., H Shares	39,446,137	30,657,096
JD.com, Inc. ADR *	52,471	1,965,039
Jiangxi Copper Co., Ltd., H Shares	1,384,777	2,156,012
Kingboard Chemical Holdings Ltd.	413,706	2,373,054
Kunlun Energy Co., Ltd.	1,925,048	1,663,731
Lenovo Group Ltd.	5,309,727	3,018,513
PetroChina Co., Ltd., H Shares	20,519,215	13,792,973
PICC Property & Casualty Co., Ltd., H Shares	1,554,007	2,944,778
Ping An Insurance Group Co. of China Ltd., H Shares	814,437	8,029,455
Postal Savings Bank of China Co., Ltd., Class H	1,491,423	838,307
Shimao Property Holdings Ltd.	895,010	1,748,720
Sinopharm Group Co., Ltd., H Shares	435,587	1,712,187
Tencent Holdings Ltd.	159,223	8,113,845
The People's Insurance Co. Group of China Ltd., H Shares	3,161,963	1,627,499
		320,724,517

Colombia 0.5%
Bancolombia S.A.	113,935	1,099,374
Ecopetrol S.A.	10,674,564	6,215,537
Grupo Argos S.A.	218,270	1,487,355
		8,802,266

Czech Republic 0.3%
CEZ A/S	209,885	4,810,059

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Greece 0.7%
Alpha Bank AE *	1,477,694	2,871,943
Hellenic Telecommunications Organization S.A.	164,891	1,995,569
HOLDING Co. ADMIE IPTO S.A. *	161,481	340,799
National Bank of Greece S.A. *	12,598,760	3,905,754
Piraeus Bank S.A. *	592,545	1,667,390
Public Power Corp. S.A. *	487,532	1,220,748
		12,002,203

Hungary 0.5%
MOL Hungarian Oil & Gas plc	390,090	4,532,573
OTP Bank plc	102,365	3,921,153
		8,453,726

India 4.9%
Bharat Petroleum Corp., Ltd.	301,470	2,355,702
Bharti Airtel Ltd.	609,937	4,696,080
Coal India Ltd.	659,937	2,822,745
HCL Technologies Ltd.	110,387	1,451,740
Hero MotoCorp Ltd.	28,658	1,614,968
Hindalco Industries Ltd.	630,731	2,352,036
Housing Development Finance Corp., Ltd.	174,562	4,536,500
ICICI Bank Ltd. ADR	473,260	4,514,900
Indian Oil Corp., Ltd.	631,104	3,851,418
Infosys Ltd.	544,786	8,246,985
ITC Ltd.	472,409	1,875,936
Mahindra & Mahindra Ltd. GDR	93,342	2,011,520
NTPC Ltd.	895,706	2,516,395
Oil & Natural Gas Corp., Ltd.	1,904,428	5,335,529
Reliance Industries Ltd. GDR	702,176	19,555,602
State Bank of India	847,234	4,209,234
Tata Consultancy Services Ltd.	97,309	3,979,588
Tata Motors Ltd. *	196,482	705,269
Tata Motors Ltd. ADR *	135,144	4,215,141
Tata Steel Ltd.	220,099	2,369,444
Vedanta Ltd.	595,534	2,728,761
		85,945,493

Indonesia 1.3%
Golden Agri-Resources Ltd.	7,153,720	1,965,016
PT Astra International Tbk	8,683,159	5,119,636
PT Bank Central Asia Tbk	1,712,699	2,576,772
PT Bank Mandiri (Persero) Tbk	5,108,315	2,794,731
PT Bank Rakyat Indonesia (Persero) Tbk	13,930,785	3,306,064
PT Perusahaan Gas Negara (Persero) Tbk	9,838,378	1,236,525
PT Telekomunikasi Indonesia (Persero) Tbk	15,352,630	4,710,440
PT United Tractors Tbk	849,287	2,103,439
		23,812,623

Malaysia 2.1%
Axiata Group Berhad	3,750,757	4,888,503
CIMB Group Holdings Berhad	1,643,053	2,430,730
DiGi.com Berhad	1,533,900	1,740,383
Genting Berhad	1,304,800	2,807,737
Malayan Banking Berhad	2,481,500	5,612,880
Maxis Berhad	1,125,400	1,631,892
Petronas Chemicals Group Berhad	1,207,000	2,184,081
Public Bank Berhad	779,600	3,793,628
Sime Darby Berhad	1,355,940	779,181
Sime Darby Plantation Berhad *	1,355,940	1,661,147
Sime Darby Property Berhad *	1,355,940	397,879
Security	Number of Shares	Value ($)
Telekom Malaysia Berhad	1,233,800	1,819,248
Tenaga Nasional Berhad	1,809,000	6,838,768
		36,586,057

Mexico 3.1%
Alfa S.A.B. de C.V., A Shares	2,154,881	2,405,508
America Movil S.A.B. de C.V., Series L	22,228,077	19,102,814
Cemex S.A.B. de C.V., Series CPO *	6,473,461	4,961,386
Coca-Cola Femsa S.A.B. de C.V., Series L	239,655	1,648,320
Fomento Economico Mexicano S.A.B. de C.V.	639,790	5,785,825
Grupo Bimbo S.A.B. de C.V., Series A	841,586	1,965,329
Grupo Financiero Banorte S.A.B. de C.V., O Shares	561,677	3,299,543
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	1,062,674	1,726,574
Grupo Mexico S.A.B. de C.V., Series B	1,459,464	4,575,435
Grupo Televisa S.A.B., Series CPO	792,046	2,979,006
Wal-Mart de Mexico S.A.B. de C.V.	2,447,102	5,776,455
		54,226,195

Peru 0.1%
Credicorp Ltd.	11,936	2,518,854

Philippines 0.1%
PLDT, Inc.	78,945	2,326,254

Poland 2.2%
Bank Pekao S.A.	67,022	2,435,192
KGHM Polska Miedz S.A.	200,937	6,091,679
Orange Polska S.A. *	1,768,802	2,736,412
PGE S.A. *	1,254,384	4,247,925
Polski Koncern Naftowy Orlen S.A.	307,572	9,673,695
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,172,135	2,006,323
Powszechna Kasa Oszczednosci Bank Polski S.A. *	387,491	4,652,730
Powszechny Zaklad Ubezpieczen S.A.	347,130	4,378,971
Tauron Polska Energia S.A. *	2,779,193	2,445,605
		38,668,532

Republic of Korea 19.5%
CJ Corp.	11,618	2,087,130
Daelim Industrial Co., Ltd.	23,481	1,784,405
DB Insurance Co., Ltd.	24,945	1,570,165
E-MART, Inc.	16,704	4,198,065
GS Holdings Corp.	35,825	2,011,401
Hana Financial Group, Inc.	109,410	4,770,507
Hankook Tire Co., Ltd.	42,684	2,102,332
Hyosung Corp.	13,038	1,617,395
Hyundai Engineering & Construction Co., Ltd.	60,151	1,937,324
Hyundai Glovis Co., Ltd.	14,477	1,948,891
Hyundai Heavy Industries Co., Ltd. *	31,798	4,324,470
Hyundai Marine & Fire Insurance Co., Ltd.	42,018	1,675,701
Hyundai Mobis Co., Ltd.	45,690	11,482,853
Hyundai Motor Co.	130,805	19,772,499
Hyundai Steel Co.	76,675	4,227,429
Hyundai Wia Corp.	22,876	1,423,115
Industrial Bank of Korea	168,583	2,463,101
KB Financial Group, Inc.	141,437	7,785,046
Kia Motors Corp.	367,865	11,374,829
Korea Electric Power Corp.	235,864	8,127,636
Korea Gas Corp. *	49,335	2,006,041

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Korea Zinc Co., Ltd.	3,845	1,718,900
Korean Air Lines Co., Ltd. *	57,797	1,665,000
KT&G Corp.	42,055	4,714,643
LG Chem Ltd.	29,548	11,335,897
LG Corp.	50,668	4,236,883
LG Display Co., Ltd.	322,220	9,149,183
LG Electronics, Inc.	146,546	12,119,586
LG Uplus Corp.	188,947	2,404,701
Lotte Chemical Corp.	8,879	2,920,912
Lotte Shopping Co., Ltd.	8,311	1,603,777
NAVER Corp.	2,137	1,570,962
POSCO	80,137	24,668,867
S-Oil Corp.	36,078	3,961,701
Samsung Electro-Mechanics Co., Ltd.	44,165	4,058,351
Samsung Electronics Co., Ltd.	43,852	102,351,555
Samsung Fire & Marine Insurance Co., Ltd.	12,558	3,000,303
Samsung Heavy Industries Co., Ltd. *	247,885	2,722,008
Samsung Life Insurance Co., Ltd.	26,438	3,109,638
Samsung SDI Co., Ltd.	19,084	3,717,719
Samsung SDS Co., Ltd.	11,582	2,000,842
Shinhan Financial Group Co., Ltd.	190,915	8,490,959
SK Hynix, Inc.	206,288	14,558,161
SK Innovation Co., Ltd.	80,002	15,180,715
SK Networks Co., Ltd.	393,455	2,331,987
Woori Bank	158,466	2,358,970
		344,642,555

Russia 11.1%
Bashneft PJSC *	21,647	843,812
Gazprom PJSC *	30,775,576	69,623,893
LUKOIL PJSC *	840,709	47,386,692
Magnit PJSC *	23,717	2,581,865
MMC Norilsk Nickel PJSC *	42,050	7,109,384
Mobile TeleSystems PJSC *	1,333,162	6,494,212
NOVATEK PJSC *	630,694	7,018,058
Rosneft Oil Co. PJSC *	837,511	4,209,510
Rostelecom PJSC *	2,211,988	2,423,525
Sberbank of Russia PJSC *	3,640,540	13,982,240
Severstal PJSC *	105,115	1,662,730
Sistema PJSC *	15,066,367	2,750,772
Surgutneftegas OJSC *	40,747,582	19,183,147
Tatneft PJSC *	1,248,217	9,759,016
VTB Bank PJSC *	914,550,000	794,744
		195,823,600

South Africa 5.8%
AngloGold Ashanti Ltd.	322,952	3,380,432
Barclays Africa Group Ltd.	235,174	2,719,865
Barloworld Ltd.	262,102	2,962,516
Bid Corp., Ltd.	132,066	2,856,033
FirstRand Ltd.	1,200,963	4,960,547
Gold Fields Ltd.	1,020,511	4,352,834
Impala Platinum Holdings Ltd. *	891,994	2,549,955
Imperial Holdings Ltd.	238,570	3,974,505
MMI Holdings Ltd.	816,506	1,201,792
MTN Group Ltd.	1,946,477	18,443,913
Naspers Ltd., N Shares	17,982	4,860,722
Nedbank Group Ltd.	115,411	1,956,721
Remgro Ltd.	98,798	1,549,773
Sanlam Ltd.	550,722	3,159,209
Sappi Ltd.	226,594	1,615,930
Sasol Ltd.	601,262	18,951,267
Shoprite Holdings Ltd.	198,563	3,316,297
Standard Bank Group Ltd.	659,668	8,365,224
Steinhoff International Holdings N.V.	706,314	2,912,752
Telkom S.A. SOC Ltd.	300,835	1,092,863
Security	Number of Shares	Value ($)
The Bidvest Group Ltd.	182,582	2,561,033
Tiger Brands Ltd.	65,761	2,012,332
Vodacom Group Ltd.	164,203	1,745,962
Woolworths Holdings Ltd.	377,332	1,604,197
		103,106,674

Taiwan 11.8%
Acer, Inc. *	5,188,470	3,546,164
Advanced Semiconductor Engineering, Inc.	3,135,910	4,061,816
Asustek Computer, Inc.	705,176	6,488,917
AU Optronics Corp.	13,397,371	5,695,022
Catcher Technology Co., Ltd.	183,000	1,970,694
Cathay Financial Holding Co., Ltd.	1,854,840	3,197,147
Cheng Shin Rubber Industry Co., Ltd.	865,000	1,482,330
China Steel Corp.	6,182,088	5,049,715
Chunghwa Telecom Co., Ltd.	1,822,764	6,289,794
Compal Electronics, Inc.	7,960,000	5,506,768
CTBC Financial Holding Co., Ltd.	4,494,809	2,997,139
Delta Electronics, Inc.	713,696	3,247,966
Far Eastern New Century Corp.	3,417,061	2,910,779
Far EasTone Telecommunications Co., Ltd.	670,588	1,598,554
Formosa Chemicals & Fibre Corp.	1,556,882	4,723,487
Formosa Petrochemical Corp.	670,704	2,370,295
Formosa Plastics Corp.	1,521,704	4,596,465
Foxconn Technology Co., Ltd.	535,858	1,489,983
Fubon Financial Holding Co., Ltd.	1,857,116	3,036,992
Hon Hai Precision Industry Co., Ltd.	10,365,911	34,559,949
Hotai Motor Co., Ltd.	132,200	1,529,419
HTC Corp. *	1,500,822	3,372,521
Innolux Corp.	17,221,000	7,521,341
Inventec Corp.	3,262,646	2,447,474
Lite-On Technology Corp.	1,667,229	2,048,323
MediaTek, Inc.	680,046	7,391,311
Mega Financial Holding Co., Ltd.	3,255,548	2,566,970
Nan Ya Plastics Corp.	2,038,588	5,138,269
Pegatron Corp.	1,744,234	3,971,834
Pou Chen Corp.	1,544,000	1,853,171
Quanta Computer, Inc.	2,309,058	4,734,516
Siliconware Precision Industries Co., Ltd.	1,030,000	1,717,010
Synnex Technology International Corp.	1,944,178	2,631,647
Taiwan Cement Corp.	2,100,000	2,348,970
Taiwan Mobile Co., Ltd.	523,000	1,874,458
Taiwan Semiconductor Manufacturing Co., Ltd.	4,649,352	35,032,125
Uni-President Enterprises Corp.	1,833,796	3,894,539
United Microelectronics Corp.	10,806,931	5,512,637
Walsin Lihwa Corp.	3,561,000	1,982,687
Wistron Corp.	4,307,000	3,317,053
WPG Holdings Ltd.	1,911,000	2,593,109
		208,299,360

Thailand 1.6%
Advanced Info Service PCL NVDR	531,500	2,839,766
Kasikornbank PCL NVDR	388,400	2,699,534
PTT Exploration & Production PCL NVDR	1,164,000	3,252,143
PTT Global Chemical PCL NVDR	1,549,500	3,771,747
PTT PCL NVDR	809,700	10,214,219
Thai Oil PCL NVDR	793,200	2,258,653
The Siam Cement PCL NVDR	106,300	1,549,259
The Siam Commercial Bank PCL NVDR	546,400	2,551,317
		29,136,638

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Turkey 1.3%
Akbank T.A.S.	1,110,650	2,556,225
Eregli Demir ve Celik Fabrikalari T.A.S.	874,437	1,927,498
Haci Omer Sabanci Holding A/S	718,109	1,869,707
KOC Holding A/S	565,897	2,389,023
Tupras-Turkiye Petrol Rafinerileri A/S	117,445	3,644,176
Turk Hava Yollari Anonim Ortakligi *	863,541	2,710,414
Turkcell Iletisim Hizmetleri A/S	675,042	2,628,586
Turkiye Garanti Bankasi A/S	1,232,550	3,032,425
Turkiye Halk Bankasi A/S	596,160	1,355,308
Turkiye Is Bankasi, C Shares	1,092,393	1,725,545
		23,838,907

United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	434,948	1,942,049
Total Common Stock
(Cost $1,397,448,527)		1,630,447,113

Preferred Stock 7.7% of net assets

Brazil 5.0%
Banco Bradesco S.A.	1,518,273	15,166,472
Centrais Eletricas Brasileiras S.A., B Shares	190,807	1,246,944
Cia Brasileira de Distribuicao *	168,518	3,609,075
Companhia Energetica de Minas Gerais	1,979,957	3,998,078
Companhia Paranaense de Energia - Copel, B Shares	189,631	1,338,469
Gerdau S.A.	1,486,117	5,037,839
Itau Unibanco Holding S.A.	1,886,185	23,816,079
Itausa - Investimentos Itau S.A.	834,199	2,649,223
Metalurgica Gerdau S.A.	2,136,567	3,314,179
Petroleo Brasileiro S.A. *	4,950,096	23,292,788
Telefonica Brasil S.A.	298,096	4,330,304
		87,799,450

Colombia 0.1%
Bancolombia S.A.	200,031	1,943,438
Grupo Argos S.A.	22,140	136,724
		2,080,162

Security	Number of Shares	Value ($)
Republic of Korea 1.1%
Hyundai Motor Co., Ltd.	16,266	1,457,326
Hyundai Motor Co., Ltd. 2nd	31,750	3,165,518
LG Chem Ltd.	5,683	1,302,925
Samsung Electronics Co., Ltd.	7,438	14,325,797
		20,251,566

Russia 1.5%
AK Transneft OAO *	6,698	20,410,331
Sberbank of Russia PJSC *	277,041	875,177
Surgutneftegas OAO *	9,342,776	4,540,739
		25,826,247
Total Preferred Stock
(Cost $104,048,700)		135,957,425

Other Investment Company 0.2% of net assets

United States 0.2%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.99% (a)	4,304,305	4,304,305
Total Other Investment Company
(Cost $4,304,305)		4,304,305

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 12/15/17	62	3,472,000	(75,093)
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2017:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,630,447,113	$—	$—	$1,630,447,113
Preferred Stock[1]	135,957,425	—	—	135,957,425
Other Investment Company[1]	4,304,305	—	—	4,304,305
Liabilities
Futures Contracts[2]	(75,093)	—	—	(75,093)
Total	$1,770,633,750	$—	$—	$1,770,633,750
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended November 30, 2017. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447NOV17

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 22, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	January 22, 2018